As filed with the Securities and Exchange Commission on 29 April 1998


                                           Registration No. 33-87248


                      Securities and Exchange Commission
                           Washington, DC 20549


                                FORM N-4

        Registration Statement Under the Securities Act of 1933      [x ]


                                Pre-Effective Amendment No.          [  ]
                                Post-Effective Amendment No.  3      [x ]



        Registration Statement Under the Investment Company Act of 1940
                                Amendment No. 4                      [x ]



                     Security Equity Separate Account 26
                        (Exact Name of Registrant)

                    Security Equity Life Insurance Company
                              (Name of Depositor)

                            84 Business Park Drive
                                   Suite 303
                            Armonk, New York   10504
              (Address of Depositor's Principal Executive Office)

                Depositor's Telephone Number:  (914) 273-1290

                          Matthew P. McCauley, Esquire
                          General American Life Insurance Company
                          700 Market Street
                          St. Louis, Missouri 63101
                          (Name and address of Agent for Service)


                          Copy to:

                          Stephen E. Roth, Esquire
                          Sutherland, Asbill, and Brennan
                          1275 Pennsylvania Ave., N.W.
                          Washington, DC 20004-2404

It is proposed that this filing will become effective:


                 immediately upon filing pursuant to paragraph (b), of Rule 485
           x     on 1 May 1998 pursuant to paragraph (b) of Rule 485
                 60 days after filing pursuant to paragraph (a)(1) of Rule 485
                 on (     ) pursuant to paragraph (a)(1) of Rule 485
                 this post-effective amendment designates a new effective date for a previously filed post-effective amendment.



Pursuant to Rule 24f-2 under the Investment Company Act of 1940, an indefinite number or amount of securities has been registered under the Securities Act of 1933. The Registrant filed the 24f-2 Notice for the fiscal year ended 31 December 1997 on 13 March 1998.

                            Cross Reference Sheet
                            Pursuant to Rule 481
              Showing Location in Part A (Prospectus) and Part B
          (Statement of Additional Information) of Registration Statement
                      of Information Required by Form N-4

PART A

ITEM OF FORM N-4                         PROSPECTUS CAPTION

 1. Cover Page ..........................Cover Page
 2. Definitions..........................Definitions
 3. Synopsis.............................Questions and Answers About
    the Contract
 4. Condensed Financial
    Information..........................Financial Statements
 5. General Description of
    (a) Depositor........................Security Equity
    (b) Registrant ......................The Separate Accounts
    (c) Portfolio Company ...............GT Global Variable
                                         Investment Funds
    (d) Fund Prospectus..................GT Global Variable
                                         Investment Funds
    (e) Voting Rights....................Voting Rights
    (f) Administrators...................N/A
 6. Deductions and Expenses
    (a) General..........................Charges and Deductions
    (b) Sales Load % ....................Surrender Charge
    (c) Special Purchase Plan ...........N/A
    (d) Commissions .....................Principal Underwriter
    (e) Expenses - Registrant ...........Administrative Charges;
                                         Mortality and and Expense
                                         Risk Charge
    (f) Fund Expenses ...................Fees and Expenses of the
                                         Funds
    (g) Organizational Expenses .........N/A
 7. Contracts
    (a) Persons with Rights .............The Contracts; Distributions
                                         Under the Contract; Voting
                                         Rights
    (b) (i)  Allocation of
             Purchase Payments...........Allocation of Net Purchase
                                         Payments
        (ii) Transfers...................Transfer Privilege
        (iii)Exchanges ..................N/A
    (c) Changes .........................Additions, Deletions or
                                         Substitutions of
                                         Investments

 8. Annuity Period.......................Annuity Provisions; Annuity
                                         Date; Annuity Options
 9. Death Benefit .......................Death Benefits
10. Purchases and Contract Value
    (a) Purchases .......................Contract Application and
                                         Purchase Payments
    (b) Valuation .......................Value of Accumulation Units
    (c) Daily Calculation ...............Value of Accumulation Units
    (d) Underwriter .....................Principal Underwriter
11. Redemptions
    (a) -By Owners ......................Surrender Charge; Cash
                                         Withdrawals; Systematic
                                         Withdrawal Plan
        - By Annuitant ..................Annuity Options
    (b) Texas Optional Retirement
        Program..........................N/A
    (c) Check Delay......................Deferment of Payment
    (d) Lapse ...........................Account Continuation
    (e) Free Look .......................Can the Contract be Canceled
                                         After It is Delivered?;
                                         Right to Examine
12. Taxes ...............................Federal Tax Matters
13. Legal Proceedings ...................Part B:  Legal Proceedings
14. Table of Contents for the
    Statement of Additional
    Information .........................Statement of Additional
                                         Information

                                    PART B

ITEM OF FORM N-4                         PART B CAPTION

15. Cover Page ..........................Cover Page
16. Table of Contents ...................Table of Contents
17. General Information and History .....Part A: Security Equity
                                         Life Insurance Company and
                                         The Separate Accounts
18. Services ............................
    (a) Fees and Expenses of Registrant..N/A
    (b) Management Contracts ............N/A
    (c) Custodian .......................N/A
        Independent Public Accountant....Financial Statements
    (d) Assets of Registrant ............Safekeeping of Account
                                         Assets
    (e) Affiliated Persons ..............N/A
    (f) Principal Underwriter ...........Distribution of the
                                         Contracts
19. Purchase of Securities Being
    Offered..............................Distribution of the
                                         Contracts
20. Underwriters ........................Distribution of the
                                         Contracts
21. Money Market Yield ..................Money Market Yield
22. Annuity Payments ....................Computation of Variable
                                         Annuity Income Payments
23. Financial Statements ................Financial Statements

                          PART C - OTHER INFORMATION

Item of Form N-4

24. Financial Statements and
    Exhibits.............................Financial Statements and
                                         Exhibits
    (a) Financial Statements.............(a) Financial Statements
    (b) Exhibits.........................(b) Exhibits
25. Directors and Officers of the
    Depositor............................Directors and Officers of
                                         the Depositor
26. Persons Controlled by or Under
    Common Control with the
    Depositor or Registrant..............Persons Controlled By or
                                         Under Common Control with
                                         the Depositor or Registrant

27. Number of Contract owners............Number of Contract Owners
28. Indemnification......................Indemnification
29. Principal Underwriters...............Principal Underwriters
30. Location of Accounts and Records.....Location of Accounts and
                                         Records
31. Management Services..................Management Services
32. Undertakings.........................Undertakings
    Signature Pages......................Signatures

                  SECURITY EQUITY SEPARATE ACCOUNTS 26 AND 27
                                   PROSPECTUS
                                    FOR THE
                      INDIVIDUAL VARIABLE ANNUITY CONTRACT
                                   OFFERED BY
                     SECURITY EQUITY LIFE INSURANCE COMPANY
                              (A NEW YORK COMPANY)
                       84 BUSINESS PARK DRIVE, SUITE 303
                             ARMONK, NEW YORK 10504
                                 1-800-533-8282

--------------------------------------------------------------------------------


This Prospectus describes individual variable annuity contracts offered by Security Equity Life Insurance Company ("Security Equity"). These contracts, collectively referred to as the "Contract" or the "Contracts" in this Prospectus, are designed to aid individuals in long-term financial planning and provide for the accumulation of capital on a tax favored basis for retirement or other long-term purposes. The Contracts may be purchased with a single minimum Initial Purchase Payment of $2,000.


Prior to the Annuity Date, Purchase Payments will accumulate on a variable basis. The Contract Owner has significant flexibility in determining the frequency and amount of each Purchase Payment. The Contract Owner may elect to receive Annuity Payments on a variable basis, fixed basis, or a combination of both. The Contract Owner also has significant flexibility in determining the Annuity Date on which Annuity Payments are scheduled to commence. Full surrenders or partial withdrawals may be made at any time prior to the Annuity Date, although in many circumstances they may be subject to a surrender charge and a Federal penalty tax. Any amount surrendered or withdrawn will be paid in a lump sum, or upon annuitization, the Contract will be paid out under one of the available Annuity Options. The Contracts provide the flexibility necessary to permit a Contract Owner to devise an annuity that best fits his or her needs.

Purchase Payments may be allocated to Security Equity Separate Accounts 26 and
27. Assets of the Separate Accounts are invested in Divisions, which invest in Funds of GT Global Variable Investment Funds. A list of the Funds can be found in the accompanying prospectus for the GT Global Variable Investment Funds.

This Prospectus sets forth the information that a prospective investor should know before investing. Please read this Prospectus carefully and retain it for future reference. A Statement of Additional Information about the Contracts and the Divisions is available free by writing to Security Equity at the address listed above or by calling the phone number listed above. The Statement of Additional Information, which has the same date as this Prospectus, has been filed with the Securities and Exchange Commission and, as amended or supplemented from time to time, is incorporated herein by reference The table of contents of the Statement of Additional Information can be found at the end of this Prospectus. This Prospectus must be accompanied by a current Prospectus for the GT Global Variable Investment Funds.

--------------------------------------------------------------------------------

THESE  SECURITIES  HAVE  NOT  BEEN APPROVED  OR  DISAPPROVED  BY  THE SECURITIES
 AND EXCHANGE  COMMISSION  NOR HAS  THE  COMMISSION PASSED  UPON  THE  ACCURACY
   OR  ADEQUACY  OF  THIS  PROSPECTUS.  ANY  REPRESENTATION  TO  THE CONTRARY
                                           IS A CRIMINAL OFFENSE.

            The Contract is available only in the State of New York.


                  The Date of This Prospectus is May 1, 1998.


THIS PROSPECTUS DOES NOT  CONSTITUTE AN OFFERING IN  ANY JURISDICTION IN  WHICH
 SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO DEALER, SALESMAN, OR OTHER PERSON
   IS  AUTHORIZED TO  GIVE ANY INFORMATION  OR MAKE  ANY REPRESENTATIONS IN
     CONNECTION WITH  THIS OFFERING  OTHER THAN  THOSE CONTAINED  IN  THIS
      PROSPECTUS,  AND, IF  GIVEN OR  MADE, SUCH  OTHER    INFORMATION OR
                    REPRESENTATIONS MUST NOT BE RELIED UPON.

                               Prospectus Page 1

                               TABLE OF CONTENTS
------------------------------------------------------------


                                                                                              Page
                                                                                            ---------
DEFINITIONS...............................................................................          4
SUMMARY OF CONTRACT FEES AND EXPENSES.....................................................          5
HISTORICAL CHARTS OF UNITS AND UNIT VALUES................................................          7
QUESTIONS AND ANSWERS ABOUT THE CONTRACT..................................................          8
SECURITY EQUITY LIFE INSURANCE COMPANY AND THE SEPARATE ACCOUNTS..........................         10
  Security Equity.........................................................................         10
  The Separate Accounts...................................................................         10
GT GLOBAL VARIABLE INVESTMENT FUNDS.......................................................         11
ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS......................................         12
THE CONTRACTS.............................................................................         12
  Right to Examine........................................................................         12
  Contract Application and Purchase Payments..............................................         13
    Place, Amount and Frequency...........................................................         13
    Account Continuation..................................................................         13
    Allocation of Net Purchase Payments...................................................         13
VARIABLE ACCOUNT..........................................................................         14
  Accumulation Units......................................................................         14
  Value of Accumulation Units.............................................................         14
  Net Investment Factor...................................................................         14
TRANSFER PRIVILEGE........................................................................         14
DOLLAR COST AVERAGING.....................................................................         15
CONTRACT OWNER INQUIRIES..................................................................         15
CHARGES AND DEDUCTIONS....................................................................         15
  Administrative Charges..................................................................         15
    Annual Contract Fee...................................................................         15
    Transfer Fee..........................................................................         16
    Special Handling Fees.................................................................         16
  Surrender Charge........................................................................         16
  Mortality and Expense Risk Charge.......................................................         17
  Premium Taxes...........................................................................         17
  Fees and Expenses of the Funds..........................................................         18
YIELDS AND TOTAL RETURNS..................................................................         18
DISTRIBUTIONS UNDER THE CONTRACT..........................................................         19
  Cash Withdrawals........................................................................         19
  Systematic Withdrawal Plan..............................................................         20
  Annuity Provisions......................................................................         20
  Annuity Date............................................................................         20
  Annuity Options.........................................................................         20
    Election of Annuity Options...........................................................         20
    The Options Available.................................................................         21
    Calculation of Payments...............................................................         21
    Value of Variable Annuity Payments....................................................         21


                               Prospectus Page 2

                                                                                              Page
                                                                                            ---------
  Deferment of Payment....................................................................         22
  The Beneficiary.........................................................................         22
  Death Benefits..........................................................................         22
    Death of a Contract Owner who is the Annuitant........................................         22
    Death of a Contract Owner who is not the Annuitant....................................         22
    Death of the Annuitant who is not a Contract Owner....................................         22
    Death of a Joint Owner................................................................         22
    Payment of Death Benefit..............................................................         23
  Amount of Death Benefit.................................................................         23
  Assignments and Changes of Ownership....................................................         23
FEDERAL TAX MATTERS.......................................................................         24
  Introduction............................................................................         24
  Taxation of Security Equity.............................................................         24
  Tax Status of the Contracts.............................................................         24
    Diversification.......................................................................         24
    Investor Control......................................................................         24
    Required Distributions................................................................         25
  Taxation of the Annuities...............................................................         25
    In General............................................................................         25
    Withdrawals and Surrenders............................................................         25
    Annuity Payments......................................................................         26
    Penalty Tax...........................................................................         26
    Taxation of Death Benefit Proceeds....................................................         26
    Transfer, Assignments, or Exchanges of the Contract...................................         26
    Multiple Contracts....................................................................         27
    Withholding...........................................................................         27
    Possible Changes in Taxation..........................................................         27
    Other Tax Consequences................................................................         27
    Qualified Contracts...................................................................         27
  Individual Retirement Annuities and Accounts............................................         27
  Code Section 403(b) Plans...............................................................         28
  Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans............................         28
  Deferred Compensation Plans.............................................................         28
  Restrictions under Qualified Contracts..................................................         28
VOTING RIGHTS.............................................................................         29
PRINCIPAL UNDERWRITER.....................................................................         29
FINANCIAL STATEMENTS......................................................................         30
STATEMENT OF ADDITIONAL INFORMATION.......................................................         30
APPENDIX -- Surrender Charge Calculations.................................................         31


                               Prospectus Page 3

                                  DEFINITIONS

--------------------------------------------------------------------------------

ACCUMULATED VALUE -- The value under the Contract prior to the Annuity Date of all Net Purchase Payments, plus all gains and losses, less any past charges deducted or amounts previously withdrawn.

ACCUMULATION UNIT -- An accounting unit of measure used to determine the value of a Division prior to the Annuity Date.

ANNUITANT -- The individual upon whose life Annuity Payments are based and who may receive payments from the Contract under an Annuity Option.

ANNUITY DATE -- The date on which Annuity Payments begin.

ANNUITY OPTION -- One of several ways in which Annuity Payments may be made.

ANNUITY PAYMENT -- One of a series of payments made under an Annuity Option.

ANNUITY SERVICE OFFICE -- The service office of the Company is Security Equity, GT Global Department, P.O. Box 208, Armonk, New York 10504.

ANNUITY UNIT -- An accounting unit of measure used to calculate variable Annuity Payments.

BENEFICIARY -- The person or legal entity that may receive any benefits due under the Contract in the event of the Annuitant's or Contract Owner's death.

BUSINESS DAY -- A day on which both Security Equity and the New York Stock Exchange (the "NYSE") are open for business. The following days are not Business Days for Security Equity: New Year's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Friday after Thanksgiving, Christmas Day, and the day after Christmas Day if it is otherwise a regular work day.

CODE -- The Internal Revenue Code of 1986, as amended.


CONTRACT -- The document for each Contract Owner which evidences the coverage of the Contract Owner. The Contract, and any of its riders, endorsements, amendments, and the Contract Application (if any), a copy of which is attached to and made a part hereof, are the entire Contract.


CONTRACT APPLICATION -- The document signed by the Contract Owner that evidences the Contract Owner's application for the Contract.

CONTRACT OWNER ("YOU", "YOUR") -- The person, persons, or entity entitled to exercise all rights and privileges of ownership as stated in the Contract and in whose name the Contract is issued.

CONTRACT OWNER'S ACCOUNT -- An account established for each Contract Owner.

CONTRACT YEAR -- A continuous twelve month period commencing on the Date of Issue and each anniversary thereof.

DATE OF ISSUE -- The date the Initial Purchase Payment is invested in the Contract.

DIVISION -- A Division of Separate Account 26 or 27. Each Division invests solely in its corresponding GT Global Variable Investment Fund and takes the name of the Fund in which it invests.

FUND (OR FUNDS) -- The separate investment portfolios of GT Global Variable Investment Funds.

GT GLOBAL VARIABLE INVESTMENT FUNDS -- Refers to a portfolio of either G.T. Global Variable Investment Series or G.T. Global Variable Investment Trust or the two together.

INITIAL PURCHASE PAYMENT -- The first payment which the Contract Owner makes.

NET PURCHASE PAYMENT -- A Purchase Payment, less any applicable deduction for premium tax.


NON-TAX QUALIFIED CONTRACTS -- Contracts that do not receive favorable tax treatment under Sections 401, 403, 408, 408A, or 457 of the Code. Earnings on these Contracts currently receive special Federal income tax treatment.


PAYEE -- The Contract Owner, Annuitant, Beneficiary, or any other person, estate, or legal entity to whom benefits are to be paid.

PURCHASE PAYMENT -- Any payment or sum received by the Company from the Contract Owner.


QUALIFIED CONTRACTS -- Contracts purchased in connection with a retirement plan that receives favorable tax treatment under Sections 401, 403, 408, 408A, or 457 of the Code.


                               Prospectus Page 4

RIGHT TO EXAMINE PERIOD -- The period during which the Contract can be cancelled and treated as void from the Date of Issue.

SECURITY EQUITY ("COMPANY", "WE", "US", "OUR") -- Security Equity Life Insurance Company, a New York insurance company.

SEPARATE ACCOUNT -- A segregated investment account created by Security Equity. The Separate Accounts for this Contract are numbers 26 and 27. Each is registered with the Securities and Exchange Commission as a unit investment trust and meets the definition of a "separate account" under the Federal securities laws.

VALUATION PERIOD -- A period commencing at the close of business each Business Day and ending at the close of business of the following Business Day.

WRITTEN NOTICE (OR WRITTEN REQUEST) -- A notice or request in writing signed by the Contract Owner and received by our Annuity Service Office. Such a request must be in a format and have content acceptable to Security Equity.

--------------------------------------------------------------------------------
                          SUMMARY OF CONTRACT FEES AND
                                    EXPENSES

--------------------------------------------------------------------------------

CONTRACT OWNER TRANSACTION EXPENSES:

SALES LOAD imposed on Purchase:........       None

SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE):


Ten percent (10%) of the Accumulated Value may be withdrawn without penalty each year. The ten percent (10%) free amount does not apply upon full surrender. After a Net Purchase Payment has been held by the Company for seven years, it may be withdrawn free of any surrender charge. For Net Purchase Payments held by the Company for less than seven years, surrender charges are as follows (expressed as a percentage of Net Purchase Payments withdrawn):


 YEARS SINCE RECEIPT OF      SURRENDER CHARGE
  NET PURCHASE PAYMENT          PERCENTAGE
-------------------------  ---------------------
                0                       7%
                1                       6%
                2                       5%
                3                       4%
                4                       3%
                5                       2%
                6                       1%
               7+                       0%

TRANSFER FEE: Currently, there is no charge for transfers. However, the Company reserves the right to impose a charge equal to the lesser of $25 or 2% of the amount transferred, for each transfer in excess of twelve during the Contract Year, excluding transfers made under the dollar cost averaging program.

ANNUAL CONTRACT FEE: The lesser of $30 or 2% of Accumulated Value if the Accumulated Value is less than $20,000. If the Accumulated Value is $20,000 or greater, the contract fee is waived.

SEPARATE ACCOUNT ANNUAL EXPENSES:

Mortality and expense risk charge           1.25%
Administrative expense charge                .15%
Other fees and expenses                      .00%
                                        ---------
Total Separate Account annual expenses      1.40%
                                        ---------
                                        ---------

COMBINED ANNUAL EXPENSES OF FUNDS UNDERLYING EACH DIVISION:
(expressed as a percentage of combined net assets)


                               INVESTMENT           OTHER            TOTAL
                               MANAGEMENT         EXPENSES         EXPENSES
                              AND ADMINIS-       AFTER REIM-      AFTER REIM-
GT GLOBAL                     TRATION FEES       BURSEMENT*       BURSEMENT*
--------------------------  -----------------  ---------------  ---------------
Variable New Pacific Fund            1.00%             0.25%            1.25%
Variable Europe Fund                 1.00%             0.25%            1.25%
Variable Latin America
 Fund                                1.00%             0.25%            1.25%
Variable America Fund                0.75%             0.23%            0.98%
Variable International
 Fund                                1.00%             0.25%            1.25%
Variable Infrastructure
 Fund                                1.00%             0.25%            1.25%
Variable Natural Resources
 Fund                                1.00%             0.25%            1.25%
Variable
 Telecommunications Fund**           1.00%             0.17%            1.17%
Variable Emerging Markets
 Fund                                1.00%             0.25%            1.25%
Variable Growth & Income
 Fund                                1.00%             0.25%            1.25%
Variable Global Government
 Income Fund                         0.75%             0.25%            1.00%
Variable Strategic Income
 Fund                                0.75%             0.25%            1.00%
Variable U.S. Government
 Income Fund                         0.75%             0.25%            1.00%
Money Market Fund                    0.50%             0.25%            0.75%


                               Prospectus Page 5

------------------

 * Figures in the "Other Expenses After Reimbursement" and "Total Expenses After Reimbursement" columns are restated from the amounts you would have incurred in 1997 to reflect the fees and reimbursement or waiver arrangements for 1998. If there had been no reimbursement of expenses and no expense reductions during 1997, the actual expenses of each Fund, expressed as a percentage of net assets, with Investment Management and Administration Fees stated first, then Other Expenses, followed by Total Expenses, would have been as follows: Variable New Pacific Fund, 1.00%, 0.43%, 1.43%; Variable Europe Fund, 1.00%, 0.41%, 1.41%; Variable Latin America Fund, 1.00%, 0.40%, 1.40%; Variable International Fund, 1.00%, 1.31%, 2.31%;
    Variable Infrastructure Fund, 1.00%, 0.49%, 1.49%; Variable Natural Resources Fund, 1.00%, 0.42%, 1.42%; Variable Emerging Markets Fund, 1.00%, 0.49%, 1.49%; Variable Growth & Income Fund, 1.00%, 0.27%, 1.27%; Variable Global Government Income Fund, 0.75%, 0.79%, 1.54%; Variable Strategic Income Fund, 0.75%, 0.32%, 1.07%; Variable U.S. Government Income Fund, 0.75%, 0.87%, 1.62%; Money Market Fund, 0.50%, 0.29%, 0.79%.



** No reimbursements were paid to the Variable America Fund and the Variable Telecommunications Fund as the total operating expenses were below the voluntary limit.


EXAMPLES
If you surrender your Contract at the end of the specified time period, you would pay the following aggregate expenses per Division on a $1,000 investment, assuming 5% annual return and reimbursement for expenses, as described below:


GT GLOBAL                            1 YEAR       3 YEARS      5 YEARS     10 YEARS
---------------------------------     -----        -----        -----        -----
Variable New Pacific Division       $      97    $     133    $     172    $     301
Variable Europe Division                   97          133          172          301
Variable Latin America Division            97          133          172          301
Variable America Division                  94          125          159          275
Variable International Division            97          133          172          301
Variable Infrastructure Division           97          133          172          301
Variable Natural Resources
 Division                                  97          133          172          301
Variable Telecommunications
 Division                                  96          131          168          292
Variable Emerging Markets
 Division                                  97          133          172          301
Variable Growth & Income Division          97          133          172          301
Variable Global Government Income
 Division                                  95          126          160          277
Variable Strategic Income
 Division                                  95          126          160          277
Variable U.S. Government Income
 Division                                  95          126          160          277
Money Market Division                      92          118          147          251


If you do not surrender your Contract at the end of the specified time period, you would pay the following aggregate expenses per Division on the same investment:


GT GLOBAL                            1 YEAR       3 YEARS      5 YEARS     10 YEARS
---------------------------------     -----        -----        -----        -----
Variable New Pacific Division       $      27    $      83    $     142    $     301
Variable Europe Division                   27           83          142          301
Variable Latin America Division            27           83          142          301
Variable America Division                  24           75          129          275
Variable International Division            27           83          142          301
Variable Infrastructure Division           27           83          142          301
Variable Natural Resources
 Division                                  27           83          142          301
Variable Telecommunications
 Division                                  26           81          138          292
Variable Emerging Markets
 Division                                  27           83          142          301
Variable Growth & Income Division          27           83          142          301
Variable Global Government Income
 Division                                  25           76          130          277
Variable Strategic Income
 Division                                  25           76          130          277
Variable U.S. Government Income
 Division                                  25           76          130          277
Money Market Division                      22           68          117          251


If you annuitize at the end of the specified time period, you would pay the following aggregate expenses per Division on the same investment:


GT GLOBAL                            1 YEAR       3 YEARS      5 YEARS     10 YEARS
---------------------------------     -----        -----        -----        -----
Variable New Pacific Division       $      97    $     132    $     142    $     301
Variable Europe Division                   97          133          142          301
Variable Latin America Division            97          133          142          301
Variable America Division                  94          125          129          275
Variable International Division            97          133          142          301
Variable Infrastructure Division           97          133          142          301
Variable Natural Resources
 Division                                  97          133          142          301
Variable Telecommunications
 Division                                  96          131          138          292
Variable Emerging Markets
 Division                                  97          133          142          301
Variable Growth & Income Division          97          133          142          301
Variable Global Government Income
 Division                                  95          126          130          277
Variable Strategic Income
 Division                                  95          126          130          277
Variable U.S. Government Income
 Division                                  95          126          130          277
Money Market Division                      92          118          117          251



For the purposes of calculating the values in the above examples, the effect of the $30 annual contract fee is reflected, assuming that one-half of the Contracts issued have account values of at least $20,000 and that the average account value for all Contracts is $50,000.


The purpose of the table above is to help you understand the costs and expenses that a variable annuity Contract Owner will bear directly or indirectly. Note that the expense amounts in the examples are aggregate amounts for the Divisions and the Funds for the number of years indicated. For a more complete description of the GT Global Variable Investment Funds' fees and expenses, see the Funds' Prospectus. For all GT Global Variable Investment Funds, the expenses shown under "Other Expenses After Reimbursement" and "Total Expenses After Reimbursement" reflect reimbursement by Chancellor LGT Asset Management,

                               Prospectus Page 6

Inc. ("the Manager") of certain expenses incurred by each Fund. From time to time, the Manager in its sole discretion may waive receipt of its fees and voluntarily assume certain Fund expenses. The Manager currently has undertaken to assume the expenses (other than taxes, brokerage fees, interest, and extraordinary expenses) incurred by the Fund, to the extent such expenses exceed the Investment Management and Administration Fees, as set forth above, by more than 0.25%. THE EXAMPLES ABOVE ARE NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN. Neither the table nor the examples reflect any premium taxes that may be applicable to a Contract; such taxes currently range from 0% to 3.5%. For a complete description of Contract costs and expenses, see the section titled "Charges and Deductions" in the Prospectus.

--------------------------------------------------------------------------------

                         HISTORICAL CHARTS OF UNITS AND
                                  UNIT VALUES

--------------------------------------------------------------------------------


The initial value of an accumulation unit in Separate Account 26 and Separate Account 27 was $12.00. The charts below show accumulation unit values and the numbers of units outstanding from inception of each Division through December 31, 1997. There can be no assurance that the future investment performance of these Separate Account Divisions will be comparable to past performance.


CHART 1 -- SEPARATE ACCOUNT 26


                               ACCUMULATION                       TOTAL UNITS
                                UNIT VALUE:     ACCUMULATION     OUTSTANDING,
                               BEGINNING OF    UNIT VALUE: END   END OF PERIOD
                     YEAR         PERIOD*         OF PERIOD     (IN THOUSANDS)
                   ---------  ---------------  ---------------  ---------------
Money Market
 Division               1997           N/A            12.26           15,631
                        1996         12.00              N/A                0
Variable
 Strategic Income
 Division               1997         13.82            14.61           44,913
                        1996         12.00            13.82            7,310
Variable U.S.
 Government
 Income Division        1997         12.00            12.71            2,518


CHART 2 -- SEPARATE ACCOUNT 27

                                                          ACCUMULATION   ACCUMULATION    TOTAL UNITS
                                                          UNIT VALUE:    UNIT VALUE:     OUTSTANDING,
                                                          BEGINNING OF      END OF      END OF PERIOD
                                                    YEAR    PERIOD*         PERIOD      (IN THOUSANDS)
                                                    ----  ------------   ------------   --------------
Variable New Pacific Division                       1997     15.43           8.96           28,896
                                                    1996     11.95          15.43           59,302
                                                    1995     12.00          11.95              677
Variable Europe Division                            1997     15.34          17.42            8,163
                                                    1996     12.00          15.34            4,437
Variable America Division                           1997     12.90          14.62            6,419
                                                    1996     11.03          12.90            2,236
                                                    1995     12.00          11.03              500

CHART 2 -- SEPARATE ACCOUNT 27 (CONT.)

                                                          ACCUMULATION   ACCUMULATION    TOTAL UNITS
                                                          UNIT VALUE:    UNIT VALUE:     OUTSTANDING,
                                                          BEGINNING OF      END OF      END OF PERIOD
                                                    YEAR    PERIOD*         PERIOD      (IN THOUSANDS)
                                                    ----  ------------   ------------   --------------
Variable Growth & Income Division                   1997     12.00          13.88            2,116
Variable Latin America Division                     1997     13.23          14.94           13,385
                                                    1996     12.00          13.23            8,332
Variable Telecom-
 munications Division                               1997     13.27          14.99           37,030
                                                    1996     11.27          13.27           31,391
                                                    1995     12.00          11.27              500
Variable International Division                     1997     12.48          13.16            4,879
                                                    1996     12.00          12.48            3,217
Variable Emerging Markets Division                  1997     13.30          11.31            5,161
                                                    1996     12.00          13.30            1,092
Variable Natural Resources Division                 1997     13.60          13.59            6,760
                                                    1996     12.00          13.60              106
Variable Infrastructure Division                    1997     12.79          13.24              780
                                                    1996     12.00          12.79              108


------------------
* At inception of separate accounts on September 7, 1995, except for the Variable Strategic Income Division, the Variable Europe Division, and the Variable Latin America Division, which commenced operations on January 30, 1996; the Variable Emerging Markets Division, which commenced operations on March 25, 1996; the Variable International Growth Division, which commenced operations on April 9, 1996; the Money Market Division, which commenced operations on July 26, 1996; the Variable Natural Resources Division and the Variable Infrastructure Division which commenced operations on August 26, 1996.

                               Prospectus Page 7

                          QUESTIONS AND ANSWERS ABOUT
                                  THE CONTRACT

--------------------------------------------------------------------------------

The following section contains brief questions and answers about the Contract. Reference should be made to the body of this Prospectus for more detailed information. With respect to the Contract, it should be noted that the requirements of a Qualified Contract, an endorsement to the Contract, or limitations or penalties imposed by the Code may impose limits or restrictions on payments, surrenders, distributions, or benefits, or on other provisions of the Contracts, and these short questions do not describe any such limitations or restrictions. (See "Federal Tax Matters")

1. WHAT IS THE PURPOSE OF THE CONTRACT?

The Contract allows you to accumulate funds on a tax favored basis and to receive Annuity Payments when desired, based on the investment experience of the assets underlying the Contracts. The Contracts are designed for use in connection with non-tax qualified and certain qualified retirement plans.


A Contract may be purchased with proceeds from sources that do not qualify for special tax treatment. The source of the proceeds affects the way Annuity Payments are taxed, but not the operation of the Contracts. (See "Federal Tax Matters")

You will allocate Purchase Payments to Divisions of the Separate Accounts. The Divisions of the Separate Accounts will invest in the Funds of GT Global Variable Investment Funds in accordance with your instructions. Because Annuity Payments and Accumulated Values depend on the investment experience of the selected Divisions, you bear the entire investment risk under these Contracts.

2. WHAT IS AN ANNUITY AND WHY MAY BENEFITS VARY?
An annuity provides for a series of Annuity Payments beginning on the Annuity Date. You may select from a number of Annuity Options, including Annuity Payments for the life of the Annuitant (or the Annuitant and another person, the "Joint Annuitant") with or without a guaranteed number of Annuity Payments, or for a designated period. Annuity Payments which are guaranteed throughout the payment period are referred to in this Prospectus as "Guaranteed Annuity Payments." Annuity Payments which vary in accordance with the investment experience of the Divisions selected by you are referred to in this Prospectus as "variable Annuity Payments."

3. WHAT TYPES OF INVESTMENTS UNDERLIE THE SEPARATE ACCOUNTS?
Currently, the Separate Accounts invest in shares of G.T. Global Variable Investment Series and G.T. Global Variable Investment Trust (together, "GT Global Variable Investment Funds"). Both are management investment companies offering access to investments advised by the Manager. A list of the Funds currently offered is given in the prospectus for the GT Global Variable Investment Funds, which must accompany this Prospectus.

4. HOW DO I PURCHASE A CONTRACT?
You may purchase a Contract with a single minimum Initial Purchase Payment of $2,000. Subsequent Purchase Payments generally may be made at any time prior to the Annuity Date as long as the Annuitant is living. (See "Contract Application and Purchase Payments")

5. HOW DO I ALLOCATE NET PURCHASE PAYMENTS?
Net Purchase Payments will be allocated among one or more of the Divisions, in accordance with the allocation percentages selected by you in your Contract Application. The initial allocations must be in whole percents totaling 100% and involve amounts of at least $500 per Division. Allocations for additional Net Purchase Payments may be changed by sending Written Notice to us. (See "Allocation of Net Purchase Payments")

6. CAN I TRANSFER AMOUNTS AMONG THE DIVISIONS?
Transfers among the Divisions can be made subject to certain limitations. (See "Transfer Privilege")

7. CAN I GET TO MY MONEY IF I NEED IT?
All or part of the Accumulated Value of the Contract may be withdrawn before the earlier of the Annuitant's death or the Annuity Date. However, amounts withdrawn may be subject to a surrender charge depending on how long the withdrawn Net Purchase Payments have been invested in the Contract. In addition, certain surrenders may be subject to a Federal penalty tax. (See "Distributions under the Contract" and "Federal Tax Matters")

                               Prospectus Page 8

8. WHAT ARE THE CHARGES AND DEDUCTIONS UNDER THE CONTRACT?
We deduct a daily charge equal to a percentage of the value of the net assets in the Divisions for the mortality and expense risks assumed by us and for the cost of administering these Contracts. The annual rate of this charge is 1.40% (1.25% for mortality and expense risk and .15% for administrative expenses). In addition, Contracts with Accumulated Values of less than $20,000 on the Contract Anniversary may be assessed an annual contract fee equal to the lesser of $30 or 2% of Accumulated Value in Contract Years ending prior to December 31, 1999. Thereafter, the contract fee may be adjusted annually, subject to limitations. (See "Administrative Charges")

In order to permit investment of the entire Net Purchase Payment, we currently do not deduct a sales load at the time of investment. However, a surrender charge is imposed on certain full or partial withdrawals from the Contracts to cover expenses relating to the sale of the Contracts, including commissions to registered representatives and other promotional expenses. The surrender charge, calculated as a percentage of each Net Purchase Payment, will apply to Net Purchase Payments for seven years from the date each such Net Purchase Payment is received. The surrender charge ranges from 7% during the first Contract Year after a Net Purchase Payment is received, to 1% during the seventh year after such a Net Purchase Payment is received. (See "Surrender Charge") Also, premium taxes may be deducted, if applicable. Certain states impose a premium tax, currently ranging up to 3.5%. (See "Premium Taxes")

9. WHAT ANNUITY OPTIONS ARE AVAILABLE UNDER THE CONTRACT?
You may receive Annuity Payments on a variable basis, a fixed basis, or both. You also have flexibility in choosing the Annuity Date, subject to current laws.

Four Annuity Options are included in the Contract: (1) Life Annuity; (2) Life Annuity with 60, 120, 180, or 240 Monthly Payments Guaranteed; (3) Joint and Survivor Income for Life; and (4) Income for a Fixed Period which may range from five to thirty years. (See "Annuity Options")

10. CAN THE CONTRACT BE CANCELLED AFTER IT IS DELIVERED?
The Contract contains a provision for a Right to Examine Period which permits you to cancel the Contract by returning it to us at our Annuity Service Office, or to the registered representative through whom it was purchased, within ten days of receipt of the Contract. You will then receive from us the refund made on the Contract. The refund will be an amount equal to the greater of: (1) the Accumulated Value in any Separate Account Division plus any premium tax that had been deducted or, (2) any purchase payments made including any premium taxes deducted without any deduction for surrender charge or administrative charges.

11. WHOM DO I CALL IF I HAVE QUESTIONS ABOUT MY CONTRACT?
Any questions about privileges or your Contract will be answered by our Annuity Service Office, P.O. Box 208, Armonk, New York 10504, (800) 533-8282. All inquiries should include the Contract number and the Contract Owner's name.

12. WHAT CAN I EXPECT TO RECEIVE FROM SECURITY EQUITY?
Confirmations will be mailed to you for any financial transactions that take place, and quarterly statements will be sent showing the Accumulated Value in each Division and any Purchase Payments, charges, transfers, or partial withdrawals during the time period covered. In addition, we will send you financial reports of the Separate Accounts and for the GT Global Variable Investment Funds.

                               Prospectus Page 9

                         SECURITY EQUITY LIFE INSURANCE
                       COMPANY AND THE SEPARATE ACCOUNTS

--------------------------------------------------------------------------------

SECURITY EQUITY
Security Equity Life Insurance Company ("Security Equity") is a company domiciled in New York. It is a wholly-owned subsidiary of General American Life Insurance Company ("General American"), a stock insurance company domiciled in Missouri.

Security Equity was incorporated in 1983 under the laws of the State of New York as a wholly-owned subsidiary of Security Mutual Life Insurance Company of New York. It was purchased by General American on December 31, 1993. Security Equity is licensed to do business in 40 states of the United States and the District of Columbia. The principal office of Security Equity is located at 84 Business Park Drive, Suite 303, Armonk, NY 10504. The telephone number is (914) 273-1290.

Security Equity is principally engaged in writing individual and corporate owned life insurance policies and annuity contracts. Assets derived from such business should be considered by purchasers of variable annuity contracts only as bearing upon the ability of Security Equity to meet its obligations under the variable annuity contracts and should not be considered as bearing on the investment performance of the Separate Accounts.

THE SEPARATE ACCOUNTS
Separate Account 26 was established on February 10, 1994, and Separate Account 27 was established on August 11, 1994, pursuant to authorization by the Board of Directors of Security Equity. Although they are an integral part of Security Equity and not separate corporations, the Separate Accounts are registered as unit investment trusts with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). Such registration does not involve supervision of the management, investment practices, policies of the Separate Accounts, or of Security Equity by the SEC.

Purchase Payments may be received by the Separate Accounts from individual variable annuity contracts that are Qualified Contracts entitled to favorable tax treatments under the Code, and also from individual variable annuity contracts not entitled to any special tax benefits. Any such Purchase Payments are pooled together and invested separately from the General Account of Security Equity (the general assets of the insurance company other than separate account assets). The persons participating in these Contracts look to the investment experience of the assets in the Separate Accounts.

Under New York law, the net assets of the Separate Accounts are held for the exclusive benefit of the owners of the Contracts and for the persons entitled to Annuity Payments which reflect the investment results of the Separate Accounts. That portion of the assets of each Separate Account equal to the reserves and other liabilities under the Contracts participating in it is not chargeable with liabilities arising out of any other business that Security Equity may conduct. The income, gains, and losses, whether or not realized, from the assets of each Division of a Separate Account are credited to or charged against that Division, without regard to any other income, gains, or losses.

Separate Account 26 currently has four Divisions, each of which invests solely in a corresponding GT Global Variable Investment Fund. These are:

GT Global Variable Global Government Income
 Division
GT Global Variable Strategic Income Division
GT Global Variable U.S. Government Income
 Division
GT Global Money Market Division

Separate Account 27 currently has ten Divisions each of which invests solely in a corresponding GT Global Variable Investment Fund. These are:

GT Global Variable New Pacific Division
GT Global Variable Europe Division
GT Global Variable Latin America Division
GT Global Variable America Division
GT Global Variable International Division
GT Global Variable Infrastructure Division
GT Global Variable Natural Resources
 Division
GT Global Variable Telecommunications
 Division
GT Global Variable Emerging Markets Division
GT Global Variable Growth & Income Division

                               Prospectus Page 10

                                   GT GLOBAL
                           VARIABLE INVESTMENT FUNDS

--------------------------------------------------------------------------------

Each of the GT Global Variable Investment Funds (the "Funds") described above is a separate investment portfolio of either G.T. Global Variable Investment Series (the "Series") or G.T. Global Variable Investment Trust (the "Trust"). Each Fund has its own investment objectives, policies, and limitations and invests directly in a portfolio of securities or other investments. The Series and the Trust are each organized as a Massachusetts business trust and each is registered under the 1940 Act as an open-end management investment company of the series type. Variable New Pacific Fund, Variable Europe Fund, Variable America Fund, Variable International Fund, and Money Market Fund are part of the Series. Variable Latin America Fund, Variable Infrastructure Fund, Variable Natural Resources Fund, Variable Telecommunications Fund, Variable Emerging Markets Fund, Variable Growth & Income Fund, Variable Global Government Income Fund, Variable Strategic Income Fund, and Variable U.S. Government Income Fund are part of the Trust.


On January 30, 1998, Liechtenstein Global Trust, AG ("LGT"), the indirect parent organization of GT Global Inc. and Chancellor LGT, entered into an agreement with AMVESCAP PLC ("AMVESCAP") pursuant to which AMVESCAP will acquire LGT's Asset Management Division, which includes Chancellor LGT (the "Purchase"). AMVESCAP is a holding company formed in 1997 by the merger of INVESCO PLC and A I M Management Group Inc. Consummation of the purchase is subject to a number of contingencies, including regulatory approvals. The transaction would constitute an assignment of, and thereby result in the termination of, the Companies' investment management agreements with Chancellor LGT. Accordingly, the Companies' Boards of Trustees have approved, subject to shareholder approval, new investment management and administration agreements between A I M Advisors, Inc. ("AIM"), a wholly-owned subsidiary of AMVESCAP, and the Companies, and sub-advisory and sub-administration agreements between AIM and Chancellor LGT, which will become a separate, indirect wholly-owned subsidiary of AMVESCAP. Under the new agreements, AIM would serve as investment manager and administrator and Chancellor LGT would serve as investment sub-adviser and sub-administrator of the Companies. In addition to shareholder approval, implementation of the new investment advisory arrangements is contingent upon the consummation of the Purchase.



The Boards of Trustees of the Companies have also approved the following matters, subject to shareholder approval:



1.  Amendments to the fundamental investment restrictions of each Fund.



2. The reorganization of the Companies from Massachusetts business trusts into Delaware business trusts.



A special meeting of the shareholders of the Companies will be held on May 20, 1998 to consider and vote on, among other proposals, the matters noted above that require shareholder approvals. If the matters are approved by shareholders and the Purchase consummated, it is anticipated that the changes described above will become effective on or about June 1, 1998.


On October 31, 1996, Chancellor Capital Management, Inc. merged with LGT Asset Management, Inc., and the resulting entity was named Chancellor LGT Asset Management, Inc. Each Fund pays Investment Management and Administration Fees to the Manager. (See "Fees and Expenses of the Funds")

Detailed information concerning the Funds, their investment objectives and policies, and the charges levied upon them can be found in the current Prospectus for the GT Global Variable Investment Funds, which accompanies this Prospectus. Security Equity assumes no responsibility for the Prospectus of the GT Global Variable Investment Funds. Each Prospectus should be read carefully before any decision is made concerning the allocation of Purchase Payments to a Division that corresponds to a particular Fund.

THERE IS NO ASSURANCE THAT ANY OF THE FUNDS WILL ATTAIN THEIR RESPECTIVE STATED OBJECTIVES, OR THAT ATTAINMENT CAN BE SUSTAINED.

                               Prospectus Page 11

                            ADDITIONS, DELETIONS, OR
                          SUBSTITUTIONS OF INVESTMENTS

--------------------------------------------------------------------------------

Security Equity reserves the right, subject to applicable law and to the Plans of Operations for the Separate Accounts, to make additions to, deletions from, or substitutions for the shares of a Fund that are held or purchased by the Separate Accounts for the Divisions. Security Equity reserves the right to eliminate the shares of any of the Funds and to substitute shares of another Fund of GT Global Variable Investment Funds or of another registered open-end investment company, if the shares of a Fund are no longer available for investment, or if in its judgment further investment in any Fund becomes inappropriate in view of the purposes of the Separate Accounts. Security Equity will not replace any shares attributable to a Contract Owner's interest in a Division of the Separate Accounts without at least thirty days notice to the Contract Owner and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law. Nothing contained in this Prospectus shall prevent the Separate Accounts from purchasing other securities for other series or classes of policies, or from permitting a conversion between series or classes of policies on the basis of requests made by Contract Owners.

Security Equity also reserves the right to establish additional Divisions of the Separate Accounts, each of which would invest in a new Fund of G.T. Global Variable Investment Series or G.T. Global Variable Investment Trust, or in shares of another investment company, with a specified investment objective. New Divisions may be established when, in the sole discretion of Security Equity, marketing needs or investment conditions warrant, and any new Division will be made available to existing Contract Owners on a basis to be determined by Security Equity. To the extent approved by the SEC (and not disapproved by the Superintendent of the New York State Insurance Department), Security Equity may also eliminate or combine one or more Divisions, substitute one Division for another Division, or transfer assets between Divisions if, in its sole discretion, marketing, tax, or investment conditions warrant.

In the event of a substitution or change, Security Equity may make such changes it considers necessary in the Contracts by appropriate endorsement. Security Equity will notify all Contract Owners of any such changes.

If it is deemed by Security Equity to be in the best interests of persons having voting rights under the Contracts, and to the extent any necessary SEC approvals or Contract Owner votes are obtained, the Separate Accounts may be: (a) operated as management companies under the 1940 Act; (b) deregistered under the 1940 Act in the event such registration is no longer required; or (c) combined with other separate accounts of Security Equity. To the extent permitted by applicable law, Security Equity may also transfer the assets of the Separate Accounts associated with the Contracts to another separate account.

--------------------------------------------------------------------------------

                                 THE CONTRACTS

--------------------------------------------------------------------------------

The Contract is available to individuals seeking annuity contracts entitled to favorable tax treatment under the Code as Qualified Contracts, and also to individuals seeking annuity contracts not entitled to any special tax benefits. The rights and benefits of the Contracts are described below and in the Contract; however, Security Equity reserves the right to make any modification to conform the Contract to, or to give the Contract Owner the benefit of, any Federal or state statute or any rule or regulation of the United States Treasury Department.

RIGHT TO EXAMINE
The Contract Owner may cancel the Contract during the Right to Examine Period of ten days after the Contract Owner receives the Contract. Upon receipt of a request for cancellation by Security Equity's Annuity Service Office or by the registered

                               Prospectus Page 12
representative through whom it was purchased, the Contract will be cancelled and a refund will be made. The refund will be an amount equal to the greater of: (1) the Accumulated Value in any Separate Account Division, plus any premium tax that had been deducted or, (2) any Purchase Payment made, including any premium taxes deducted, without any deduction for surrender charges or administrative charges. As to the Accumulated Value in a Division, the daily charge for mortality and expense risks and certain operating expenses of the corresponding Funds will not be returned.

CONTRACT APPLICATION AND PURCHASE PAYMENTS

(A) PLACE, AMOUNT, AND FREQUENCY

Purchase Payments are to be paid to the Company at its Annuity Service Office or to a broker-dealer where such broker-dealer has made special arrangements with the Company for collection of Purchase Payments. All Purchase Payments received at the Annuity Service Office before the close of the NYSE (4:00 p.m. Eastern
Time) on any Business Day will be considered received on that Business Day.

Payment by electronic funds transfer from broker-dealers with whom an arrangement has been entered into will be considered received on the Business Day notice of such payment is received by the Annuity Service Office, provided that such notice is received before the close of the NYSE on that Business Day, and the funds transferred are actually received at the Annuity Service Office by 9:00 a.m. Eastern Time on the next Business Day.

The amount of Purchase Payments may vary; however, the Company will not accept an Initial Purchase Payment which is less than $2,000, and each additional Purchase Payment must be at least $100.

In any Contract Year after the first, Security Equity reserves the right not to accept Purchase Payments in excess of double the amount paid in the initial Contract Year. In the first Contract Year, Purchase Payments may be limited to the greater of double the total initial premium or $25,000. The Company will notify the Contract Owner in writing, at his or her address last known to us, at least sixty days prior to exercising these rights. In addition, the prior approval of the Company is required before it will accept a Purchase Payment which would cause the value of a Contract Owner's Account to exceed $1,000,000. If the value of a Contract Owner's Account exceeds $1,000,000, no additional Purchase Payments will be accepted without the prior approval of the Company. In addition, the Date of Issue for the Contract must be before the Annuitant's 80th birthday.

A completed Contract Application and the Initial Purchase Payment are forwarded to the Company for acceptance. Upon acceptance, the Contract is issued to the Contract Owner, and the Initial Purchase Payment is credited to the Contract Owner's Account. The Date of Issue will be the date the Initial Purchase Payment is invested. The Initial Purchase Payment must be invested within two Business Days of receipt by the Company of a Contract Application in good order. The Company may retain the Initial Purchase Payment for up to five Business Days while attempting to complete an incomplete Contract Application. If the Contract Application cannot be made complete within five Business Days, the prospective Contract Owner will be informed of the reasons for the delay. The Initial Purchase Payment will be returned immediately unless the prospective Contract Owner consents in writing to the Company's retaining the Initial Purchase Payment until the Contract Application is made in good order. Thereafter, the Initial Purchase Payment must be invested within two Business Days. Subsequent Net Purchase Payments are invested at the end of the Business Day during which they are received by the Company at the Annuity Service Office.

Purchase Payments may be made at any time prior to the Annuity Date, full surrender of the Contract, or death of the Annuitant or Contract Owner.

(B) ACCOUNT CONTINUATION

The Contract does not require continuing Purchase Payments and will continue in force until the earlier of the Annuity Date, surrender of the Contract, or death of the Annuitant or Contract Owner.

(C) ALLOCATION OF NET PURCHASE PAYMENTS

The Net Purchase Payment is that portion of a Purchase Payment which remains after deduction of any applicable premium tax. The initial Net Purchase Payment will be allocated among the Divisions of the Separate Accounts in accordance with the allocation percentages specified in the particular Contract Application. The initial percentages specified in the Contract Application must be in whole percents totaling 100% and allocate amounts of at least $500 per Division.

The allocations for additional Net Purchase Payments among the Divisions may be changed by the Contract Owner at any time by Written Request. Any allocation change will take effect with the first Purchase Payment received with or after receipt of a Written Request for change by the Company and will continue in effect until subsequently changed. If any portions of the Net Purchase

                               Prospectus Page 13

Payments are received for allocation to a Division no longer offered by the Company, the Company will contact the Contract Owner to secure new allocations. Subsequent Net Purchase Payments should be at least $100. If the subsequent payment specifies allocation percentages different from the initial percentages specified in the Contract Application, they must be in whole percents, and total 100%.

                                VARIABLE ACCOUNT

ACCUMULATION UNITS
The Company will establish an account in the Contract Owner's name for each Division to which the Contract Owner allocates Net Purchase Payments or transfer amounts. Net Purchase Payments and transfer amounts are allocated to Divisions and credited to such accounts in the form of Accumulation Units.

The number of Accumulation Units to be credited to each account is determined by dividing the Net Purchase Payment or transfer amount for the account by the value of an Accumulation Unit for that Division for the Valuation Period during which the Net Purchase Payment or transfer request is credited. The number of Accumulation Units in any account will be increased at the end of a Valuation Period by any Net Purchase Payments allocated to the corresponding Division during that Valuation Period and by any Accumulated Value transferred to that Division from another Division during that Valuation Period. The number of Accumulation Units in any account will be decreased at the end of a Valuation Period by any transfers of Accumulated Value out of the corresponding Division, by any partial withdrawals or surrenders from that Division, and by any administrative charges or surrender charges deducted from that Division during that Valuation Period.

VALUE OF ACCUMULATION UNITS
The value of Accumulation Units in each Division will vary from one Valuation Period to the next depending upon the investment results of that particular Division. The value of an Accumulation Unit for each Division was arbitrarily set at $12 for the first Valuation Period. The value of an Accumulation Unit for any subsequent Valuation Period is determined by multiplying the value of an Accumulation Unit for the immediately preceding Valuation Period by the net investment factor for such Division (described below) for the Valuation Period for which the value is being determined.

NET INVESTMENT FACTOR
Each Business Day we will calculate each Division's net investment factor. A Division's net investment factor measures its investment performance during a Valuation Period. The net investment factor for each Division for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result:

Where (a) is: (1) the net asset value per share of a Fund share held in the Division determined at the end of the current Valuation Period, plus (2) the per share amount of any dividend or capital gain distribution made by a Fund on shares held in the Division if the "ex-dividend" date occurs during the current Valuation Period.

Where (b) is: the net asset value per share of a Fund share held in the Division determined as of the end of the immediately preceding Valuation Period.

Where (c) is: a factor representing the charges deducted from the Division on a daily basis for mortality and expense risks and administrative expenses. Such factor is equal, on an annual basis, to 1.40% (1.25% for mortality and expense risk and 0.15% for administrative expenses).

The net investment factor may be greater or less than or equal to one; therefore, the value of an Accumulation Unit may increase, decrease, or remain the same. The value of an Annuity Unit, described in the Statement of Additional Information, is also affected by the net investment factor.

                               TRANSFER PRIVILEGE

At any time during the accumulation period the Contract Owner may transfer all or part of the Contract Owner's Accumulated Value to one or more Divisions of the Separate Accounts, subject to the following conditions: (1) transfers must be made by Written Request in good order completed by the Contract Owner; (2) transfers from a Division must be at least $500, or the entire amount remaining in the Division, if less than $500; (3) any Contract Owner's Accumulated Value remaining in a Division may not be less than $500, or the request may be treated as a request to transfer the entire amount in that Division; and (4) there is no limit to the number of transfers that the Contract Owner may request.

Currently, there is no charge for transfers; however, the Company reserves the right to impose a charge equal to the lesser of $25 or 2% of the amount transferred, for each transfer in excess of twelve during the Contract Year, excluding transfers made under the dollar cost averaging program described hereafter.

                               Prospectus Page 14

Permitted transfers will be subject to the additional terms and conditions as may be imposed by each Division's corresponding Fund. The Contract Owner must instruct the Company as to what amounts should be transferred from each Division. Any transfer request received at the Annuity Service Office before the close of the NYSE (4:00 p.m. Eastern Time) on any Business Day will be considered received on that Business Day. Under current law, there will not be any tax liability to the Contract Owner if a Contract Owner makes a transfer. We may revoke or modify the transfer privilege at any time, including the minimum amount for a transfer and the transfer charge, if any.

                             DOLLAR COST AVERAGING

The Company offers a dollar cost averaging program ("DCA") which enables a Contract Owner to pre-authorize a periodic exercise of the contractual transfer privileges described above. Contract Owners entering into a DCA agreement instruct the Company to transfer on the Business Day coincident with or subsequent to the 15th of each month a predetermined dollar amount of at least $100 per month. Transfers from the GT Global Money Market Division, GT Global Variable Growth & Income Division, GT Global Variable Strategic Income Division, GT Global Variable Global Government Income Division or the GT Global Variable U.S. Government Income Division will continue until the dollar amount requested has been transferred or the Accumulated Value in the Division is exhausted, whichever is sooner. Any DCA transfer allocations for a Division which is no longer offered will remain in that Division until the allocation instructions are changed by the Contract Owner.

Contract Owners entering the DCA program must designate at least $2,000 for investment through DCA. Contract Owners interested in the DCA program may elect to participate in the program through a Written Request to the Company.

The DCA program is intended to permit Contract Owners to utilize "dollar cost averaging," a long-term investment method which provides for investments to be made in regular equal installments over time to control the risk of investing at the top of a market cycle. The Company makes no guarantees that dollar cost averaging will result in a profit, protect against loss, or otherwise. Because the DCA program involves continuous investments in the Divisions regardless of fluctuating unit values of such Divisions, Contract Owners should consider their financial ability to continue to purchase through periods of high unit values. The Company reserves the right to discontinue offering the DCA program at any time.

                            CONTRACT OWNER INQUIRIES

Security Equity, either directly or through its service providers, performs all administrative functions in connection with the Contracts, such as underwriting, record keeping, Contract Owner servicing, and reporting. Contract Owner inquiries should be addressed to Security Equity Life Insurance Company, Annuity Service Office, P.O. Box 208, Armonk, New York 10504, or made by calling (800) 533-8282. All inquiries should include the Contract number, Contract Owner's name, and Social Security Number.

--------------------------------------------------------------------------------

                             CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------

No deductions are made from the Initial Purchase Payment, unless a state premium tax is due. (See "Premium Taxes") Therefore, the full amount of the Initial Purchase Payment, less any applicable tax, is invested in one or more Divisions of the Separate Accounts.

ADMINISTRATIVE CHARGES

A) ANNUAL CONTRACT FEE

On the last day of each Contract Year, the Company may deduct a contract fee (referred to in the Contract as "Account Fee") as partial compensation for expenses relating to the issue and maintenance of the Contract and the Contract Owner's account. For Contracts with Accumulated Values of less than $20,000, the contract fee is equal to the lesser of $30 or 2% of the Accumulated Value for Contract Years ending prior to December 31, 1999. Thereafter, the contract fee may be adjusted annually, but in no event may it be adjusted by more than the amount that reflects the change in the Consumer Price Index since December 31,

                               Prospectus Page 15

1992, and in no event will it exceed $50. The annual contract fee will be waived for Contracts with Accumulated Values of $20,000 or more.

The annual contract fee will be deducted from the GT Global Money Market Division or from the Division with the largest portion of Accumulated Value if no GT Global Money Market Division investment exists on the Contract Anniversary. To the extent that the contract fee is deducted from a Division, Accumulation Units will be cancelled to effect the deduction. Upon full surrender of the Contract or upon the death of the Contract Owner or Annuitant, the entire annual contract fee, if applicable, will be assessed.

On occasion, the last day of a Contract Year will not fall on a Business Day. In this case, if the last day of a Contract Year and the next Business Day fall in the same calendar month, administrative charges will be taken on the next Business Day. If the last day of a Contract Year and the next Business Day do not fall in the same calendar month, administrative charges will be taken on the Business Day immediately preceding the last day of the Contract Year.

After the Annuity Date, the annual contract fee will be deducted in equal amounts from each variable Annuity Payment made during the year. No such deduction will be made from fixed Annuity Payments.

The net investment factor incorporates a charge at the end of each Valuation Period (during both the accumulation period and after Annuity Payments begin) at an annual rate of 0.15% to reimburse the Company for those administrative expenses attributable to the Contracts, the Contract Owner's Accounts, and the Separate Accounts which exceed the revenues received from the contract fee. The Company believes the administrative expense charge and the contract fee have been set at a level that will recover no more than the actual costs associated with administering the Contract. (See "Net Investment Factor")

B) TRANSFER FEE

The Company reserves the right to charge the lesser of $25 or 2% of the amount transferred, for each transfer in excess of twelve during the Contract Year, excluding transfers made under the dollar cost averaging program.

C) SPECIAL HANDLING FEES

The Contract provides that the Company reserves the right to charge a fee to cover the Company's expenses for special handling. Items currently considered as special handling (and the current charges assessed) include: wire transfer charges ($11.50), checks returned to us for insufficient funds ($15), minimum distribution calculations ($10), annuitization calculations in excess of four annually ($10), duplicate contracts ($25), and additional copies of confirmation notices or quarterly statements (currently no charge). The fee for special handling will not exceed $50 per request. The Company does not expect to make a profit from these charges.

SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE)
No deduction for a sales load is made from Purchase Payments. A surrender charge is imposed on certain surrenders and withdrawals to cover certain expenses relating to the sale of the Contracts, including commissions to registered representatives and other promotional expenses.

Upon full surrender of the Contract or partial withdrawal of Accumulated Value, Security Equity will apply a surrender charge to the gross withdrawal amount, excluding any applicable administrative charges. This surrender charge, expressed as a percentage of each Net Purchase Payment, will apply to Net Purchase Payments for seven complete years measured from the date the Net Purchase Payment is received. The surrender charge schedule is as follows:

      YEARS SINCE RECEIPT               SURRENDER
    OF NET PURCHASE PAYMENT         CHARGE PERCENTAGE
-------------------------------  -----------------------
                   0                            7%
                   1                            6%
                   2                            5%
                   3                            4%
                   4                            3%
                   5                            2%
                   6                            1%
                   7+                           0%

You may make a partial withdrawal of an amount equal to 10% of Accumulated Value each year without incurring a surrender charge ("10% free"). The annual 10% free amount will be equal to 10% of the Accumulated Value on the date that the first partial withdrawal is made each year. The 10% free amounts withdrawn will not reduce the Net Purchase Payments still subject to a surrender charge. The 10% free amount does not apply upon full surrender and is not cumulative.

After the 10% free amount has been withdrawn, additional amounts will be withdrawn from Net Purchase Payments on a "first in first out" (FIFO) basis and will be subject to the surrender charge noted in the above table. Net Purchase Payments which were received more than seven

                               Prospectus Page 16
years prior to the date of withdrawal may be withdrawn without incurring a surrender charge. After all Net Purchase Payments have been withdrawn, further withdrawals will be made from earnings without incurring a surrender charge. If the Accumulated Value is less than the Net Purchase Payments subject to a surrender charge, the surrender charge will only be applied to the Accumulated Value.

The surrender charge is not applied in the event of annuitization with us after three Contract Years or upon the death of the Annuitant. Currently, however, we assess surrender charges upon annuitization within three Contract Years only if Annuity Option 4 (Income for a Fixed Period) is chosen with Annuity Payments for a period of less than ten years.

In the event that revenues from surrender charges are not sufficient to cover certain sales-related expenses, the Company will bear the shortfall; conversely, if the revenues from surrender charges exceed such expenses, the Company will retain the excess. Security Equity does not currently believe that the surrender charge revenues will cover the expected sales-related expenses. Any shortfall will be made up from the Company's General Account which may include amounts derived from the mortality and expense risk charge described below.

See the Appendix for examples of the surrender charge calculation.

MORTALITY AND EXPENSE RISK CHARGE
During the accumulation period and after Annuity Payments begin, the net investment factor incorporates charges to cover mortality and expense risk at the end of each Valuation Period as a percentage of the Accumulated Value in the Divisions. The charge for mortality and expense risk is 1.25% annually (1.00% for mortality risk and .25% for expense risk).

The mortality risk that Security Equity assumes is that Annuitants may live for a longer period of time than estimated when the guarantees in the Contract were established. Because of these guarantees, each Payee is assured that longevity will not have an adverse effect on the Annuity Payments received. The mortality risk that Security Equity assumes also includes a guarantee to pay a death benefit if the Annuitant dies before the Annuity Date. The expense risk that Security Equity assumes is the risk that the surrender charge and administrative charges will be insufficient to cover actual future expenses.

PREMIUM TAXES
Under the laws of certain jurisdictions, taxes are payable in respect of so-called "annuity considerations," which term in the case of applicable Contracts could include the Purchase Payments or the Accumulated Value of such Contracts. The tax rates range from 0% to 3.50%. The list of jurisdictions imposing annuity taxes follows:

                        STATE ANNUITY PREMIUM TAX RATES


                            TAX-QUALIFIED      NON-TAX QUALIFIED
STATE                         CONTRACTS            CONTRACTS
------------------------  -----------------  ---------------------
California                          .50%                2.35%
District of Columbia               2.25%                2.25%
Kentucky                           2.00%                2.00%
Maine                                 0%                2.00%
Nevada                                0%                3.50%
South Dakota                          0%                1.25%
West Virginia                      1.00%                1.00%
Wyoming                               0%                1.00%



Note: The above annuity premium tax rates are in effect as of January 1, 1998.


States not listed above currently have no premium tax on the purchase of individual variable annuity contracts for use with non-tax qualified or qualified plans. However, premium tax statutes are subject to amendment by legislative act and to judicial and administrative interpretations, both of which may affect the above list of states levying such taxes and the applicable tax rates. Particularly because a portion of the premium tax charge may be made at the time Annuity Payments commence, the above list of tax rates may not be that in effect at the time the premium tax charge is made.

Security Equity reserves the right to defer or waive the charge assessed for premium taxes in certain jurisdictions until the Contract is surrendered or until the Contract Owner's death. The Company will notify the Contract Owner in writing before exercising its right to collect deferred premium taxes from the Accumulated Value.

Laws relating to premium taxes and the interpretations of such laws are subject to change which may affect the deductions, if any, made under Contracts for premium taxes. Some jurisdictions permit payment of premium taxes on the Accumulated Value which is applied to provide an annuity. In those places, Security Equity does not make any separate deductions for premium taxes from Purchase Payments, as it is permitted to do under the Contracts, but defers any separate deductions for premium taxes until the Accumulated Value is applied to provide Annuity Payments. (Although Security Equity may be required in some of these jurisdictions to pay premium taxes currently on surrender charges, it presently intends to pay the

                               Prospectus Page 17
taxes out of the deductions and charges made against all Contracts.) Security Equity plans, where permissible, to defer any separate deductions for premium taxes until the Accumulated Value is applied to provide Annuity Payments, at which time the amount of any applicable premium taxes will be measured by the Accumulated Value. However, in many jurisdictions the premium taxes are applied to Purchase Payments, and in those cases the deductions for such taxes will be made when the Purchase Payments are received. Thus, Security Equity reserves the right to make a separate deduction from each Purchase Payment or from the Accumulated Value, depending on which method or combination of methods results in the appropriate deduction for applicable premium taxes.

FEES AND EXPENSES OF THE FUNDS
Because the Separate Accounts purchase shares of the GT Global Variable Investment Funds, the net asset value of each Division will normally reflect the operating expenses incurred by its corresponding GT Global Variable Investment Fund. The operating expenses reflect the operating expenses of the Fund, including the Investment Management and Administration Fees paid to the Manager. The annualized rates at which the various Funds pay such fees and expenses to the Manager range from 0.75% to 1.25% of a Fund's average daily net assets. The Manager has undertaken to assume those expenses (other than taxes, brokerage fees, interest, and extraordinary expenses) incurred by the Fund, to the extent such expenses exceed the Investment Management and Administration Fees by more than .25%. (See the accompanying prospectus of the GT Global Variable Investment Funds.)

--------------------------------------------------------------------------------

                            YIELDS AND TOTAL RETURNS

--------------------------------------------------------------------------------

Security Equity may advertise the yields, effective yields, and total return for the Divisions of the Separate Accounts. Of course, such figures will be based upon past performance and do not indicate what investment returns or unit values will be in the future. Detailed information on the calculation of performance information appears in the Statement of Additional Information, but a summary is given here.

The effective yield and total return of a Division are based upon the investment performance of the GT Global Variable Investment Fund corresponding to the Division. (See "GT Global Variable Investment Funds") The investment performance of a Division will reflect the expenses of the Fund and the Division.

The yield of the GT Global Money Market Division refers to the annual rate of interest generated by an investment in the Division over a specified seven-day period. The yield is calculated by assuming that the income earned for that seven-day period is the same for every other seven-day period in a year and can be expressed as a percentage of the investment. The effective yield is calculated in the same way, but income earned is assumed to be reinvested continuously. This compounding causes the effective yield to be slightly higher than the yield.

The yield of the other Divisions refers to the annualized rate of return for an investment in the Division over a specified thirty-day or one-month period. The thirty-day income is shown as a percentage of the investment and annualized by assuming that income is earned at the same rate for each month during the year.

The average annual total return of a Division is a quotation assuming that an investment in the Division has been held in the Division for various time periods, including a period measured from the date operations of the Division began up to a maximum period of ten years. In the future, average annual total returns will be reported for each Division for one, five, and ten years when the Division has been in operation for those periods of time.

Average annual total return quotations represent the average compounded rates of return on an initial investment of $1,000 as of the last day of the period for which the quotations are provided. The report on average annual total return will show the average percentage change in the value of an investment in the Division, including any surrender charge that would apply if the Contract is surrendered at the end of the period, but excluding any deductions for premium tax.

                               Prospectus Page 18

Advertising and sales literature for the Contract may compute yield or total return on different bases. Total return may be reported without a deduction for the surrender charge on the assumption that an investment will persist beyond the seven year period during which a surrender charge is applicable. Such persistency would be consistent with the idea that the Contract is a long-term investment suitable for retirement income. Total return for the Funds may be advertised, but such information will always be accompanied by the total return for the corresponding Divisions. Security Equity may present illustrations showing total return performance for a hypothetical Contract based on an assumption such as allocation of an amount to one or more Divisions, or monthly transfers to selected Division under the dollar cost averaging program. Such illustrations will reflect the performance of the selected Divisions, including all charges except the surrender charge, over various time periods in the past.

Advertising and sales literature for the Contracts may also compare the performance of one or more Divisions to various relevant indices or to the performance of other variable annuity investment choices, either generally or with reference to choices with investment objectives similar to those of the Fund and the Division. Performance information based on rankings by independent services may also be included in sales literature and advertising.

--------------------------------------------------------------------------------

                        DISTRIBUTIONS UNDER THE CONTRACT

--------------------------------------------------------------------------------

CASH WITHDRAWALS
At any time before the Annuity Date and during the lifetime of the Annuitant, the Contract Owner may elect to receive a cash withdrawal payment from the Company. Any such election must be in the form of a Written Request and specify the amount of the withdrawal. It will be effective on the date that it is received by the Company. Any request received at the Annuity Service Office before the close of the NYSE (4:00 p.m. Eastern Time) on any Business Day will be considered received on that Business Day.

The Contract Owner may request a full surrender of the Contract or a partial withdrawal. A full surrender will result in a cash withdrawal payment equal to the value of the Contract Owner's Account at the end of the Valuation Period during which the election becomes effective, less any applicable administrative charges and surrender charge. A request for a partial withdrawal will result in a reduction in the Contract Owner's Accumulated Value equal to the amount you receive plus any applicable administrative charges and surrender charge. The amount you receive can be less than the amount requested if the Accumulated Value is insufficient to cover applicable charges and produce the requested amount. Any withdrawal request cannot exceed the Accumulated Value of the Contract. Any applicable surrender charge will be calculated based upon the gross amount of withdrawal.

There is no limit on the frequency of partial withdrawals. In the case of a partial withdrawal, the Contract Owner must instruct the Company as to the amounts to be withdrawn from each Division. However, the amount withdrawn must be at least $500 or, if less, the entire balance in the Division. If after the withdrawal (and deduction of any applicable administrative charges and surrender charge) the amount remaining in the Division would be less than $500, the Company may treat the partial withdrawal as a withdrawal of the entire amount held in the Division. If a partial withdrawal plus any applicable administrative charges and surrender charges would reduce the Accumulated Value to less than $500, the Company may treat the partial withdrawal as a full surrender of the Contract.

Cash withdrawals from a Division will result in the cancellation of Accumulation Units attributable to the Contract Owner's Account with an aggregate value on the effective date of the withdrawal equal to the total amount by which the Accumulated Value in the Division is reduced. The cancellation of such units will be based on the Accumulation Unit values of the Division at the end of the Valuation Period during which the cash withdrawal is effective.

If at the time the Contract Owner makes a request for a full surrender of the Contract or a partial withdrawal, he or she does not provide us with a written election not to have Federal income taxes withheld, the Company must by law withhold

                               Prospectus Page 19
such taxes and any applicable state taxes from the taxable portion of any surrender or withdrawal.

The Company, upon request, will provide the Contract Owner with an estimate of the amounts that would be payable in the event of a full surrender or partial withdrawal. The Company reserves the right to charge a reasonable fee to recover the administrative expenses associated with these requests. (See "Special Handling Fees")

Requests for cash withdrawal payments to a party, other than the Contract Owner and/or to an address other than the Contract Owner's address of record, require a signature guarantee. In addition, if the Contract Owner's address of record has been changed within the preceding thirty days, a signature guarantee is required. Any cash withdrawal payment will be paid within seven days from our receipt of the Written Request, subject to postponement under Deferment of Payment provisions described herein. (See "Deferment of Payments")


Since the Qualified Contracts offered by this Prospectus will be issued in connection with retirement plans which meet the requirements of the Code, reference should be made to the terms of the particular retirement plan for any limitations or restriction on cash withdrawals. A cash withdrawal under either a Qualified Contract or a Non-Tax Qualified Contract offered by this Prospectus also may result in a Federal penalty tax. The tax consequences of a cash withdrawal payment under both Qualified Contracts and Non-Tax Qualified Contracts should be carefully considered. (See "Federal Tax Matters -- Taxation of Annuities")


SYSTEMATIC WITHDRAWAL PLAN
Security Equity administers a systematic withdrawal plan ("SWP") which allows certain Contract Owners to authorize periodic withdrawals during the accumulation period. Contract Owners entering into an SWP agreement instruct Security Equity to withdraw selected amounts from the Contract on a Business Day coincident with or subsequent to the 25th of a month on a monthly, quarterly, semiannual, or annual basis. Currently, the SWP is available to Contract Owners who request a minimum $200 periodic withdrawal. Amounts withdrawn may be subject to a surrender charge. (See "Federal Tax Matters"). Withdrawals taken under the SWP may be subject to the 10% Federal penalty tax on early withdrawals and to income taxes. (See "Federal Tax Matters") Contract Owners interested in SWP may obtain an Annuity Service Request Form from their registered representative or the Annuity Service Office. Security Equity reserves the right to amend the SWP on thirty days' notice. The SWP may be terminated at any time by the Contract Owner or Security Equity.

ANNUITY PROVISIONS
The Accumulated Value on the Annuity Date, less any applicable administration charges, surrender charge, and premium tax will be applied to an Annuity Option. If the Annuity Date of the Contract occurs within the first three Contract Years, surrender charges may be deducted upon annuitization. Currently, we assess surrender charges only if Annuity Option 4 (Income for a Fixed Period) is chosen with Annuity Payments lasting for a period of less than ten years.

ANNUITY DATE
Annuity Payments will begin under the Contract on the Annuity Date, unless the Contract has been fully surrendered or the proceeds have been paid to the designated Beneficiary prior to that date. The Annuity Date will be no later than the Annuitant's 85th birthday. Under certain qualified arrangements, distributions may be required before the Annuity Date.

The Contract Owner may change the Annuity Date. An Annuity Date may be changed only by Written Request during the Annuitant's lifetime, and such a request must reach the Annuity Service Office at least thirty days before (1) the then current Annuity Date and (2) the new Annuity Date. The new Annuity Date must be no later than the Annuity Date as defined in the paragraph above.

ANNUITY OPTIONS

(A) ELECTION OF ANNUITY OPTIONS

The Annuity Option may be elected or changed (if the Annuity Option was not irrevocable) by Written Request, provided the Annuitant is still alive. This election must be made no later than thirty days prior to the Annuity Date.

The Annuity Options selected may be either variable, fixed, or a combination of the two. In the absence of an election to the contrary, variable Annuity Payments will be made as a Life Annuity with 120 Monthly Payments Guaranteed (Option 2 below).

The minimum amount which may be applied under an option will be based upon our rules at the time the option becomes effective (or as required by law). Our current rules state that the minimum amount which may be applied under an option is $5,000 and the minimum Annuity Payment is $50. If the Accumulated Value is less than $5,000 when the Annuity Date arrives, Security Equity will make a lump sum payment of such amount to the Contract Owner. If at any time payments are or

                               Prospectus Page 20
become less than $50, Security Equity has the right to change the frequency of payments to intervals that will result in payments of at least $50.

(B) THE OPTIONS AVAILABLE

OPTION 1 -- LIFE ANNUITY -- An annuity payable in monthly, quarterly, semi-annual, or annual payments during the lifetime of the Annuitant, ceasing with the last installment due prior to the death of the Annuitant. SINCE THERE IS NO PROVISION FOR A MINIMUM NUMBER OF PAYMENTS UNDER THIS ANNUITY OPTION, THE PAYEE WOULD RECEIVE ONLY ONE PAYMENT IF THE ANNUITANT DIED PRIOR TO THE DUE DATE OF THE SECOND PAYMENT, TWO PAYMENTS IF THE ANNUITANT DIED PRIOR TO THE DUE DATE OF THE THIRD PAYMENT, ETC.

OPTION 2 -- LIFE ANNUITY WITH 60, 120, 180, OR 240 MONTHLY PAYMENTS GUARANTEED -- An Annuity payable in monthly, quarterly, semi-annual, or annual payments during the lifetime of the Annuitant, with the guarantee that if, at the death of the Annuitant, payments have been made for less than 60 months, 120 months, 180 months, or 240 months, as elected, payments will be continued to the Beneficiary during the remainder of the elected period.

OPTION 3 -- JOINT AND SURVIVOR INCOME FOR LIFE -- An annuity payable in monthly, quarterly, semi-annual, or annual payments while both the Annuitant and a second person remain alive, and thereafter during the remaining lifetime of the survivor, ceasing with the last installment due prior to the death of the survivor. If the primary payee dies after payments begin, full payments or payments of 1/2 or 2/3, (whichever you elected when applying for this option) will continue to the other payee during his or her lifetime. SINCE THERE IS NO PROVISION FOR A MINIMUM NUMBER OF PAYMENTS UNDER ANNUITY OPTION 3, THE PAYEES WOULD RECEIVE ONLY ONE PAYMENT IF BOTH THE ANNUITANT AND THE SECOND PERSON DIED PRIOR TO THE DUE DATE OF THE SECOND PAYMENT, TWO PAYMENTS IF THEY DIED PRIOR TO THE DUE DATE OF THE THIRD PAYMENT, ETC.

OPTION 4 -- INCOME FOR A FIXED PERIOD -- An annuity payable in annual, semiannual, quarterly, or monthly payments over a specified number of years, not less than five nor more than thirty. When a variable annuity basis is selected, a mortality and expense risk charge continues to be assessed, even though Security Equity incurs no mortality risk under this option.

(C) CALCULATION OF PAYMENTS

Payments under an Annuity Option will be calculated using the effective annual rate of 4% compounded annually. The mortality table used in determining payments paid under life income options is the 1983 Individual Annuitant Mortality Table
A. In using this mortality table, ages of Annuitants will be reduced by one year for Annuity Dates occurring during the 1990s, reduced two years for Annuity Dates occurring during the decade 2000-2009, and so on.

Life income options are based on the Annuitant's sex and age nearest birthday on the Annuity Date. We have the right to require satisfactory proof of age and sex. If age or sex has been incorrectly stated, the proper adjustments in payments will be made. We may also require proof that the Annuitant is living on any payment due date.

(D) VALUE OF VARIABLE ANNUITY PAYMENTS

The amounts applied to the annuity are used to purchase Annuity Units in the selected Divisions. The number of Annuity Units purchased in each Division is calculated as the dollar amount of the first Annuity Payment provided by proceeds from that Division divided by the Annuity Unit value for the Division as of the Annuity Date. On any payment date, the amount of payment from each Division is calculated as the number of Annuity Units for the Division times the Annuity Unit value for the Division as of the payment date, less any applicable administration charges.

Although the value of variable Annuity Payments will reflect the performance of the Divisions, we guarantee that the dollar amount of variable Annuity Payments will not be adversely affected by our actual expense and mortality results. The annuity tables that are contained in the Contract and are used to calculate the value of variable Annuity Payments are based on an assumed annual interest rate of 4% per year. If the actual net investment experience exactly equals the assumed interest rate, then the variable Annuity Payments will remain the same (equal to the first Annuity Payment). However, if actual investment experience exceeds the assumed interest rate, the variable Annuity Payments will increase; conversely, they will decrease if the actual experience is lower.

The value of all payments (both fixed and variable) will be greater for shorter monthly payment guarantee periods than for longer monthly payment guarantee periods, and greater for life annuities than for joint and survivor annuities, because they are expected to be made for a shorter period.

The method of computation of variable Annuity Payments is described in more detail in the Statement of Additional Information.

                               Prospectus Page 21

DEFERMENT OF PAYMENT
Payment of any cash withdrawal or lump sum death benefit due from a Division will be made within seven days from the date the election becomes effective, except that Security Equity may be permitted to defer such payment: (1) for any period (a) during which the NYSE is closed other than customary weekend and holiday closing or (b) during which trading on the NYSE is restricted (as determined or required by the SEC); (2) for any period during which an emergency exists (as determined by the SEC) as a result of which (a) disposal of securities held by the Funds is not reasonably practicable or (b) it is not reasonably practicable to determine the value of the net assets of the Funds; or
(3) for such other periods as the SEC may by order permit for the protection of investors.

THE BENEFICIARY
The Beneficiary is the person or legal entity that may receive benefits under the Contract in the event of the Annuitant's or Contract Owner's death. (See "Death Benefits") The original Beneficiary is named in the Contract Application. Subject to any assignment of a Contract, the Beneficiary designation may be changed by the Contract Owner during the lifetime of the Annuitant by the filing of a Written Request acceptable to Security Equity at its Annuity Service Office. If Annuity Option 3 (Joint and Survivor Income for Life) is selected, the designation of the second Annuitant may not be changed after Annuity Payments begin. If the Beneficiary designation is changed, Security Equity reserves the right to require that the Contract be returned for endorsement. A Beneficiary who becomes entitled to receive benefits under the Contract may also designate, in the same manner, a secondary Beneficiary to receive any benefits which may become payable under the Contract to him or her by reason of the primary Beneficiary's death. If a Beneficiary has not been designated by the Contract Owner or if a Beneficiary so designated is not living on the date a lump sum death benefit is payable or on the date any Annuity Payments are to be made, the Beneficiary shall be the Contract Owner's estate.

DEATH BENEFITS
In every case of death, Security Equity must receive due proof of death of the Contract Owner or Annuitant before we are obliged to act. For purposes of the death benefit, if the Contract Owner not an individual, the Annuitant shall be treated as the Contract Owner.

(A) DEATH OF A CONTRACT OWNER WHO IS THE ANNUITANT

If a Contract Owner dies prior to the Annuity Date, the death benefit will become payable to the Contract Owner's Beneficiary. If the surviving spouse is the Contract Owner's Beneficiary, the spouse may elect to continue the Contract as the new Owner and Annuitant. The death benefit, if more than the Accumulated Value, will be paid to the surviving spouse by crediting the Contract with an amount equal to the difference between the death benefit and the Accumulated Value. The amount equal to the difference between the death benefit and the Accumulated Value will be allocated to the Divisions as indicated on the Contract Application or as subsequently changed by a Written Request from the Contract Owner.

If a Contract Owner dies on or after the Annuity Date, no death benefit will be payable under the Contract, except as may be provided under the Annuity Option elected.

(B) DEATH OF A CONTRACT OWNER WHO IS NOT THE ANNUITANT

If a Contract Owner dies prior to the Annuity Date, the Accumulated Value, less any applicable administrative charges or surrender charge, will be distributed to the Contract Owner's Beneficiary. However, if the surviving spouse is the Annuitant or the Contract Owner's Beneficiary, the spouse may continue the Contract as the new Owner.

If a Contract Owner dies on or after the Annuity Date, no death benefit will be payable under the Contract, and the Contract must continue to be distributed at least as rapidly as the method of distributions being used as of the date of the Contract Owner's death.

(C) DEATH OF THE ANNUITANT WHO IS NOT A CONTRACT OWNER

If the Annuitant dies prior to the Annuity Date and before a Contract Owner, the death benefit will become payable to the Annuitant's Beneficiary.

If the Annuitant dies on or after the Annuity Date, no death benefit will be payable under the Contract, except as may be provided under the Annuity Option elected.

(D) DEATH OF A JOINT OWNER

If any joint Owner dies prior to the Annuity Date, the Contract must be distributed. Joint ownership must be limited to spousal joint ownership. For the Contract to continue under the spousal Beneficiary exception, the Contract Owner's Beneficiary designation must read "surviving spouse". If the surviving spouse is not the Contract Owner's Beneficiary, the Contract will be distributed.

                               Prospectus Page 22

If the joint Owner who is not the Annuitant dies, the Beneficiary will receive the Accumulated Value less any applicable administrative charges and surrender charges. If the joint Owner who is the Annuitant dies, the Beneficiary will receive the death benefit.

If any joint Owner dies on or after the Annuity Date, the Contract must continue to be distributed at least as rapidly as the method of distributions prior to the joint Owner's death. If the deceased joint Owner was also the Annuitant, no death benefit will be payable under the Contract, except as may be provided under the Annuity Option elected.

(E) PAYMENT OF DEATH BENEFIT

Payments made under the death benefit provisions will be made in one lump sum and must be made within five years after the date of death of a Contract Owner or Annuitant. If the Beneficiary makes a Written Request within one year of the Contract Owner's or Annuitant's death, the proceeds may be applied to create an immediate annuity for the Beneficiary, who will be the Contract Owner and Annuitant. Payments under the annuity, or under any other method of payment Security Equity makes available, must be for the life of the Beneficiary, or for a number of years that is not more than the life expectancy of the Beneficiary (as determined for Federal tax purposes) at the time of a Contract Owner's or Annuitant's death, and must begin within one year after a Contract Owner's or Annuitant's death.

The death benefit will be paid or credited within seven days of receipt of due proof of death and a Written Request for payment at the Annuity Service Office, except as we may be permitted to defer such payment in accordance with the 1940 Act and applicable state insurance law.

AMOUNT OF DEATH BENEFIT
The death benefit will be the gross death benefit described below, less any applicable administrative charges. The surrender charge is not applicable in the event of the Annuitant's death.

The gross death benefit during the first six Contract Years will be equal to the greater of: (a) the Accumulated Value on the date due proof of death and a Written Request for payment are received at our Annuity Service Office or (b) the sum of all Net Purchase Payments made, less any amount deducted in connection with partial withdrawals. During any subsequent six Contract Year period, the gross death benefit will be the greater of: (a) the Accumulated Value on the date due proof of death is received at our Annuity Service Office or (b) the death benefit on the last day of the previous six Contract Year period, plus any Net Purchase Payments made, and less any amount deducted in connection with partial withdrawals since then.

Notwithstanding the above, if the Date of Issue is on or after the Annuitant's 75th birthday, the gross death benefit will be the Accumulated Value on the date due proof of death and a Written Request for payment are received at our Annuity Service Office.

ASSIGNMENTS AND CHANGES OF OWNERSHIP
With respect to non-tax qualified individual Contracts, an assignment or change in ownership of the Contract or of any interest in it will not bind Security Equity unless (1) it is made as a written instrument, (2) the original instrument or a certified copy is filed at our Annuity Service Office, and (3) we send the Contract Owner a receipt. Security Equity is not responsible for the validity of any assignment. If a claim is based on an assignment or change of ownership, proof of interest of the claimant may be required. A valid assignment will take precedence over any claim of a Beneficiary. Any amounts due under a valid assignment will be paid in one lump sum.

With respect to all other Contracts, the Contract Owner may not transfer, sell, assign, discount, or pledge a Contract for a loan or as security for the performance of an obligation or any other purpose, to any person other than to us at our Annuity Service Office.

                               Prospectus Page 23

                              FEDERAL TAX MATTERS

--------------------------------------------------------------------------------

     THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE

INTRODUCTION
The following discussion is a general description of the Federal income tax considerations relating to the Contract and is not intended as tax advice. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the Contract. Any person concerned about these tax implications should consult a competent tax advisor before initiating any transaction. The discussion is based upon Security Equity's understanding of the present Federal income tax laws as they are currently interpreted by the Internal Revenue Service. No representation is made as to the likelihood of the continuation of the present Federal income tax laws or of the current interpretation by the Internal Revenue Service. Moreover, no attempt has been made to consider any applicable state or other tax laws.


The Contract may be purchased on a nonqualified basis ("Nonqualified Contract") or purchased and used in connection with plans qualifying for favorable tax treatment ("Qualified Contract"). Qualified Contracts are intended to be purchased in connection with plans entitled to special income tax treatment under Sections 401, 408, 408A, and 457 of the Code or as tax sheltered annuities under Section 403(b) of the Code. The ultimate effect of Federal income taxes on the amounts held under a Contract or Annuity payments, and on the economic benefit to the Contract Owner, the Annuitant, or the Beneficiary depends on the type of retirement plan, and on the tax and employment status of the individual concerned. In addition, certain requirements must be satisfied in purchasing a Qualified Contract and receiving distributions from a Qualified Contract in order to continue receiving favorable tax treatment. Therefore, purchasers of Qualified Contracts should seek competent legal and tax advice regarding the suitability of the Contract for their situation, the applicable requirements, and the tax treatment of the rights and benefits of the Contract. The following discussion assumes that a Qualified Contract is purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special Federal income tax treatment.


TAXATION OF SECURITY EQUITY
Security Equity is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the operations of the Separate Accounts form a part of Security Equity, they will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains are automatically applied to increase reserves under the Contract. Under existing Federal income tax law, Security Equity believes that the investment income and realized net capital gains of the Separate Accounts will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract.

Accordingly, Security Equity does not anticipate that it will incur any Federal income tax liability attributable to the Separate Accounts and, therefore, Security Equity does not intend to make provisions for any such taxes. However, if changes in the Federal tax laws or interpretations thereof result in Security Equity being taxed on income or gains attributable to the Separate Accounts, then Security Equity may impose a charge against the Separate Accounts (with respect to some or all Contracts) in order to set aside amounts to pay such taxes.

TAX STATUS OF THE CONTRACTS

(A) DIVERSIFICATION

Section 817(h) of the Code requires that with respect to Non-Tax Qualified Contracts, the investments of the Divisions be "adequately diversified" in accordance with Treasury Department regulations in order for the Contracts to qualify as annuity contracts under Federal tax law. The Separate Accounts, through the Funds, intend to comply with the diversification requirements prescribed by the Treasury Department in Treas. Reg. Sec. 1.817-5.

(B) INVESTOR CONTROL

The Treasury Department has from time to time suggested that under some circumstances the owner of a variable contract will be deemed to be in

                               Prospectus Page 24
control over the investments of a separate account supporting the contract, which may cause the owner, rather than the insurance company, to be treated as the owner of the assets in the separate account. If a Contract Owner is considered the owner of the assets of a separate account, income and gains from that account would be included in the owner's gross income. The Treasury Department also has stated on past occasions that it will issue regulations or rulings addressing this issue.

The ownership rights under the Contract are different in certain respects from those described by the IRS in rulings in which it was determined that Contract Owners were not owners of separate account assets. For example, a Contract owner has the choice of more Divisions and narrower investment strategies in which to allocate net purchase Payments and Accumulation Value, and may be able to transfer among Divisions more frequently than in such rulings. These differences could result in a Contract Owner being treated as the owner of the assets of the Separate Account. In addition, Security Equity does not know what standards will be set forth, if any, in the additional regulations or rulings which the Treasury Department has stated it expects to issue. Security Equity therefore reserves the right to modify the Contract as necessary to attempt to prevent a Contract Owner from being considered the owner of a pro rata share of the assets of the Separate Accounts.

(C) REQUIRED DISTRIBUTIONS

In order to be treated as an annuity contract for Federal income tax purposes,
Section 72(s) of the Code requires any Non-Tax Qualified Contract to provide that (a) if any Contract Owner dies on or after the Annuity Date, but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Contract Owner's death; and (b) if any Contract Owner dies prior to the Annuity Date, the entire interest in the Contract will be distributed within five years after the date of that Contract Owner's death. These requirements will be considered satisfied as to any portion of the Contract Owner's interest which is payable to or for the benefit of a "designated beneficiary" and which is distributed over the life of such "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of that Contract Owner's death. The Contract Owner's "designated beneficiary" is the person or entity designated by such Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. If the Contract Owner's "designated beneficiary" is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new owner.

The Non-Tax Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. Security Equity intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise. There are other rules that apply to Qualified Contracts.

The following discussion is based on the assumption that the Contract qualifies as an annuity contract for Federal income tax purposes.

TAXATION OF ANNUITIES

(A) IN GENERAL

Section 72 of the Code governs taxation of annuities in general. Security Equity believes that a Contract Owner who is a natural person generally is not taxed on increases in the value of a Contract until distribution occurs by withdrawing all or part of the account value (e.g., partial withdrawals, surrenders, or Annuity Payments under the Annuity Option elected). For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the account value (and in the case of a Qualified Contract, any portion of an interest in the qualified plan) generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single lump sum payment or an annuity) is taxable as ordinary income.

Any Contract Owner who is not a natural person generally must include in income any increase in the excess of the Contract's account value over the "investment in the Contract" (discussed below) during the taxable year. There are some exceptions to this rule, and a prospective Contract Owner that is not a natural person may wish to discuss these with a competent tax adviser.

The following discussion generally applies to a Contract owned by a natural person.

(B) WITHDRAWALS AND SURRENDERS

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the Contract" to the individual's total

                               Prospectus Page 25
accrued benefit or the balance under the retirement plan. The "investment in the Contract" generally equals the amount of any premium payments paid by or on behalf of any individual with after-tax dollars. For a Contract issued in connection with qualified plans, the "investment in the Contract" can be zero. This general rule does not apply to certain types of individual retirement annuities, and other special tax rules may be available for certain distributions from a Qualified Contract.


With respect to Non-Tax Qualified Contracts, partial withdrawals, including any withdrawals under the systematic withdrawal plan, are generally treated as taxable income to the extent that the account value immediately before the withdrawal exceeds the "investment in the Contract" at that time. Full surrenders are treated as taxable income to the extent that the amount received exceeds the "investment in the Contract".

(C) ANNUITY PAYMENTS


Although the tax consequences may vary depending on the Annuity Payment elected under the Contract, in general, only the portion of the Annuity Payment that represents the amount by which the Accumulated Value exceeds the "investment in the Contract" will be taxed; after the "investment in the Contract" is recovered, the full amount of any additional Annuity Payments is taxable. This general rule does not apply to certain types of individual retirement annuities, and special rules may apply to Qualified Contracts.


For variable Annuity Payments, the taxable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the "investment in the Contract" by the total number of expected periodic payments. However, the entire distribution will be taxable once the recipient has recovered the dollar amount of his or her "investment in the Contract."

For fixed Annuity Payments, in general, there is no tax on the portion of each payment which represents the same ratio that the "investment in the Contract" bears to the total expected value of the Annuity Payments for the term of the payments; however, the remainder of each Annuity Payment is taxable. In all cases, after the "investment in the Contract" is recovered, the full amount of any additional Annuity Payment is taxable.

(D) PENALTY TAX

In the case of a distribution pursuant to a Non- Tax Qualified Contract, there may be imposed a Federal penalty tax equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions:
(1) made on or after the date on which the Contract Owner attains age 59 1/2;
(2) made as a result of death or disability of the Contract Owner; (3) received in substantially equal periodic payments as a life annuity or a joint and survivor annuity for the lives or life expectancies of the Contract Owner and a "designated beneficiary"; (4) from a qualified plan*; (5) allocable to investment in the Contract before August 14, 1982; (6) under a qualified funding asset (as defined in Code Section 130(d)); or (7) under an immediate annuity (as defined in Code Section (u)(4)).

*Other tax penalties may apply to certain distributions under a Qualified Contract, including a penalty similar to the penalty for distributions from Non-Tax Qualified Contracts described above.

(E) TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Contract because of the death of a Contract Owner or an Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract, as described above, or (2) if distributed under an annuity option, they are taxed in the same manner as annuity payments as described above. For these purposes, the investment in the contract is not affected by the owner's or annuitant's death. That is, the investment in the contract remains the amount of any purchase payments paid which were not excluded from gross income.

(F) TRANSFERS, ASSIGNMENTS, OR EXCHANGES OF THE CONTRACT

In general, a transfer of ownership of a Contract, the collateral assignment of a Contract, the designation of an Annuitant or Beneficiary who is not also the Contract Owner, or the exchange of a Contract may result in certain tax consequences to the Contract Owner. For example, when a Contract is assigned as collateral for a loan, the entire excess of the Contract's account value over the investment in the contract becomes taxable as ordinary income, and, if the Contract Owner is under the age of 59 1/2, a penalty tax equal to 10% of the taxable amount may also be imposed. Increases in the value of a Contract that has been assigned will continue to be taxable annually to the Contract Owner until the assignment is released.

Any Contract Owner contemplating any such transfer, assignment, designation, or exchange should contact a competent tax adviser for advice

                               Prospectus Page 26
with respect to the potential tax effects of such a transaction.

(G) MULTIPLE CONTRACTS

All Non-Tax Qualified Contracts that are issued by Security Equity (or its affiliates) to the same Contract Owner during any calendar year are treated as one annuity Contract for purposes of determining the amount includable in gross income under Section 72(e) of the Code. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of annuity contracts or otherwise.

(H) WITHHOLDING

Pension and annuity distributions generally are subject to withholding from the recipient's Federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions. Different rules may apply to United States citizens or expatriates living abroad and, effective January 1, 1993, to certain distributions under Qualified Contracts. In addition, some states have enacted legislation requiring withholding.

(I) POSSIBLE CHANGES IN TAXATION


In past years, legislation has been proposed that would have adversely modified the Federal taxation of certain annuities. As of the date of this Prospectus, the President's budget for fiscal year 1999 includes proposals that would directly affect variable annuities, and there is always the possibility that the tax treatment of annuities could change by legislation or other means (such as the IRS regulations, revenue rulings, judicial decisions, etc.). Moreover, it is also possible that any change could be effective prior to the date of any such change.


(J) OTHER TAX CONSEQUENCES

As noted above, the foregoing discussion of the Federal income tax consequences under the Contract is not exhaustive, and special rules are provided with respect to other tax situations not discussed in this Prospectus. Further, the Federal income tax consequences discussed herein reflect Security Equity's understanding of current law, and the law may change. Federal estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under the Contract depend on the individual circumstances of each Contract Owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

(K) QUALIFIED CONTRACTS
The Qualified Contract is designed for use with several types of retirement plans. The tax rules applicable to participants and beneficiaries in retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age
59 1/2(subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; aggregate distributions in excess of a specified annual amount; and in other specified circumstances.

We make no attempt to provide more than general information about use of the Contracts with the various types of retirement plans. Owners and participants under retirement plans, as well as Annuitants and Beneficiaries, are cautioned that the rights of any person to any benefits under Qualified Contracts may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract issued in connection with such a plan. Some retirement plans are subject to distribution and other requirements that are not incorporated in the administration of the Contracts. Contract Owners are responsible for determining that contributions, distributions and other transactions with respect to the Contracts satisfy applicable law. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the Contract.

INDIVIDUAL RETIREMENT ANNUITIES AND ACCOUNTS
The Contract is designed for use with individual retirement annuities and individual retirement accounts. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an individual retirement annuity or individual retirement account (each hereinafter referred to as an "IRA"). Also, distributions from certain other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. The sale of a Contract for use with an IRA may be subject to special disclosure requirements of the Internal Revenue Service. Purchasers of the Contract for use with IRAs will be provided with supplemental information required by the Internal Revenue Service or other applicable agency. Such purchasers will have the right to revoke their purchase within seven days of the earlier of the establishment of the IRA or their purchase. If a

                               Prospectus Page 27

Qualified Contract is issued in connection with an employer's Simplified Employee Pension ("SEP") or Simple Retirement Account ("SIMPLE") plan, Contract Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under employer plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. A Qualified Contract will be amended as necessary to conform to the requirements of the Code.


Effective January 1, 1998, section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA, although Roth IRA's are not available as part of this Contract. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a ten percent (10%) penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to the Roth IRA.


CODE SECTION 403(b) PLANS
Under Code Section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes.

Code Section 403(b)(11) restricts the distribution under Code Section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. Income attributable to elective contributions may not be distributed in the case of hardship. Distributions prior to age 59 1/2 due to separation from service or financial hardship are subject to the nondeductible 10% penalty tax for premature distributions, in addition to income tax.

The 1940 Act has distribution requirements which differ from the requirements of Code Section 403(b) set forth above. However, these Contracts are being offered in reliance upon, and in compliance with, the provisions of no-action letter number IP-6-88 issued by the Securities and Exchange Commission to the American Council of Life Insurance. The no-action letter allows the Separate Accounts to apply the restrictions created by Code Section 403(b)(11) as long as specified steps, such as this disclosure, are taken to ensure that Contract Owners are aware of the Code restrictions. Security Equity believes it is in compliance with the provisions of the no-action letter.

CORPORATE PENSION AND PROFIT-SHARING PLANS AND H.R. 10 PLANS
Code Section 401(a) permits employers to establish various types of retirement plans for employees and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plans. Adverse tax consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments.

DEFERRED COMPENSATION PLANS
Code Section 457 provides for certain deferred compensation plans. These plans may be offered with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. With respect to non-governmental
Section 457 plans, all investments are owned by the sponsoring employer and are subject to the claims of the general creditors of the employer. Distributions are taxable in full. Depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its
Section 457 plan obligations. These plans are subject to various restrictions on contributions and distributions.

RESTRICTIONS UNDER QUALIFIED CONTRACTS
Other restrictions with respect to the election, commencement, or distribution of benefits may apply under Qualified Contracts or under the terms of the plans in respect of which Qualified Contracts are issued.

                               Prospectus Page 28

                                 VOTING RIGHTS

--------------------------------------------------------------------------------

To the extent required by law, the GT Global Variable Investment Fund shares held in the Divisions of the Separate Accounts will be voted by Security Equity at shareholder meetings of such Funds in accordance with instructions received from persons having voting interests in the corresponding Divisions of the Separate Accounts. The Contract Owner holds a voting interest in each Division to which the Accumulated Value is allocated or from which Annuity Payments are generated. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and, as a result, Security Equity determines that it is allowed to vote the Fund shares in its own right, Security Equity may elect to do so.

The number of votes which are available to a Contract Owner will be calculated separately for each Division of the Separate Accounts. That number will be determined by applying the Contract Owner's percentage interest, if any, in a particular Division to the total number of votes attributable to the Division.

The number of votes is equal to the number of dollars: (a) during the accumulation period, in the Accumulated Value attributable to a Division divided by the net asset value of a share of the corresponding Fund; and (b) during the annuity period, in the reserve credited to the Annuity Units held in the Division(s) under the variable Annuity Option in effect divided by the net asset value of a share of the corresponding Fund. Generally, during the annuity period the number of votes applicable to the Annuitant will decrease.

At most Fund shareholder meetings, votes may be cast in person or by proxy, and fractional votes will be counted.

The number of votes of a Division which are available will be determined as of the date established by the corresponding Fund for determining shareholders eligible to vote at the meeting. This determination will include any other separate accounts investing in the Fund. Voting instructions will be solicited by written communication from us prior to such meeting in accordance with procedures established.

Fund shares as to which no timely instructions are received or shares held by Security Equity as to which Contract Owners have no beneficial interest will be voted in proportion to the voting instructions which are received with respect to all Contracts participating in that Fund. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

Each person having a voting interest in a Division will receive proxy material, reports, and other materials relating to the appropriate Fund.

To the extent that Security Equity, as shareholder of the Funds, is entitled to vote any interest in the Funds held by the Separate Accounts, it will do so on the same basis as described above.

--------------------------------------------------------------------------------

                             PRINCIPAL UNDERWRITER

--------------------------------------------------------------------------------


GT Global, Inc. ("GT Global") is the principal underwriter of the Contracts. On January 1, 1996, G.T. Global Financial Services, Inc. changed its name to GT Global, Inc. GT Global's address is 50 California Street, 27th Floor, San Francisco, California 94111. GT Global will pay distribution compensation to selling broker/dealers in varying amounts which under normal circumstances are not expected to exceed 6.00% of Purchase Payments for such Contracts. From time to time, GT Global may enter into a special arrangement with a selling broker/dealer which provides for the payment of higher commissions to such selling broker/dealer in connection with sale of the Contracts. In 1997, Security Equity paid $37,607.52 to GT Global.


                               Prospectus Page 29

                              FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

The financial statements for Security Equity and Separate Accounts 26 and 27 (as well as the auditors' report thereon) are in the Statement of Additional Information.

--------------------------------------------------------------------------------

                            STATEMENT OF ADDITIONAL
                                  INFORMATION

--------------------------------------------------------------------------------

A Statement of Additional Information is available which contains more details concerning the subjects discussed in this Prospectus. The following is the Table of Contents for that Statement:

--------------------------------------------------------------------------------

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                                              Page
                                                                                            ---------
THE CONTRACTS.............................................................................        S-3
  Computation of Variable Annuity Income Payments.........................................        S-3
    (a) Value of an Annuity Unit..........................................................        S-3
    (b) Amount of First Installment.......................................................        S-3
    (c) Values of Annuity Installments....................................................        S-4
  Yield and Performance Calculations......................................................        S-5
    (a) Money Market Yield................................................................        S-5
    (b) Yields of Other Divisions.........................................................        S-6
    (c) Total Return......................................................................        S-7
    (d) Effect of the Annual Contract Fee.................................................        S-8
GENERAL MATTERS...........................................................................        S-9
  Incorrect Age or Sex....................................................................        S-9
  Annuity Data............................................................................       S-10
  Annual Reports..........................................................................       S-10
  Incontestability........................................................................       S-10
  Ownership...............................................................................       S-10
DISTRIBUTION OF THE CONTRACTS.............................................................       S-10
SAFEKEEPING OF ACCOUNT ASSETS.............................................................       S-11
STATE REGULATION..........................................................................       S-11
RECORDS AND REPORTS.......................................................................       S-11
LEGAL PROCEEDINGS.........................................................................       S-11
OTHER INFORMATION.........................................................................       S-11

                               Prospectus Page 30

                                    APPENDIX

--------------------------------------------------------------------------------

EXAMPLE OF SURRENDER CHARGE CALCULATIONS
This example assumes that the date of the full surrender or partial withdrawal is during the 10th Contract Year.

 1        2       3        4
----  ---------  ----  ---------
 1..  $   2,000    0%  $       0
 2    $   2,000    0%  $       0
 3    $   2,000    0%  $       0
 4    $   2,000    1%  $      20
 5    $   2,000    2%  $      40
 6    $   2,000    3%  $      60
 7    $   2,000    4%  $      80
 8    $   2,000    5%  $     100
 9    $   2,000    6%  $     120
10    $   2,000    7%  $     140
      ---------        ---------
      $  20,000        $     560
      ---------        ---------
      ---------        ---------

EXPLANATION OF COLUMNS IN TABLE

COLUMN 1:

Represents Contract Years

COLUMN 2:

Represents amounts of Net Purchase Payments. Each Net Purchase Payment was made on the first day of each Contract Year.

COLUMN 3:

Represents the surrender charge percentages imposed on the amounts in Column 2.

COLUMN 4:

Represents the surrender charge imposed on each Net Purchase Payment. It is determined by multiplying the amount in Column 2 by the percentage in Column 3.

For example, the surrender charge imposed on Net Purchase Payment 7

=          Net Purchase Payment 7 Column 2 x Net
           Purchase Payment 7 Column 3
=          $2,000 x 4%
=          $80

FULL SURRENDER
The total of Column 4, $560, represents the total amount of surrender charge imposed on Net Purchase Payments in this example. No free amount is allowed upon full surrender. If the Accumulated Value is $25,000, the amount received upon surrender would be $24,440 less any applicable administrative fees.

PARTIAL WITHDRAWAL
The sum of amounts in Column 4 corresponding to the Net Purchase Payment liquidated reflects the surrender charge imposed in the case of a partial withdrawal.

If the Accumulated Value is $25,000, $2,500 can be withdrawn without incurring a surrender charge (10% free). The free amount does not reduce premiums still subject to charge.

For example, if $16,500 were withdrawn, the first $2,500 represents the 10% free. The next $14,000 would be a withdrawal of the first seven Net Purchase Payments. The amount of surrender charges imposed would be the sum of amounts in Column 4 for Net Purchase Payments 1, 2, 3, 4, 5, 6, and 7, which is $200.

The amount received would be $16,300.

FULL SURRENDER FOLLOWING PARTIAL WITHDRAWAL
The Accumulated Value remaining after the partial withdrawal is $8,500. The first seven Net Purchase Payments were withdrawn as part of the partial withdrawal. If the Contract is fully surrendered in the tenth Contract Year after the partial withdrawal, the remaining three Net Purchase Payments will incur a surrender charge equal to the sum of the amounts in Column 4 for Net Purchase Payments 8, 9, and 10, which is $360.

The amount received would be $8,140, less any applicable administrative fees.

                               Prospectus Page 31

Part B                                        Registration No. 33-87248





                 SECURITY EQUITY LIFE INSURANCE COMPANY
                          SEPARATE ACCOUNT 26

                  STATEMENT OF ADDITIONAL INFORMATION
                               FOR THE
                       SECURITY EQUITY/GT GLOBAL
                  INDIVIDUAL VARIABLE ANNUITY CONTRACT

                              Offered by

                  Security Equity Life Insurance Company
             (A Stock Insurance Company domiciled in New York)
                         84 Business Park Drive
                               Suite 303
                        Armonk, New York   10504


This Statement of Additional Information expands upon subjects discussed in the current Prospectus dated 1 May 1998 for the individual variable annuity contracts ("Contracts" or "Contract" as syntax requires) offered in conjunction with GT Global Variable Investment Funds by Security Equity Life Insurance Company. You may obtain a copy of the Prospectus by calling l-800-533-8282 or writing to Security Equity Life Insurance Company, GT Global Department, P. O. Box 208, Armonk, New York 10504. Terms defined in the current Prospectus for the Contract have the same meanings in this Statement.


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACT.


                              Dated 1 May 1998

TABLE OF CONTENTS

                                                         PAGE

THE CONTRACTS.............................................S-3
  Computation of Variable Annuity Income Payments.........S-3
    (a) Value of an Annuity Unit..........................S-3
    (b) Amount of First Installment.......................S-3
    (c) Values of Annuity Installments....................S-4
  Yield and Performance Calculations......................S-5
    (a) Money Market Yield................................S-5
    (b) Yields of other Divisions.........................S-6
    (c) Total Return......................................S-7
    (d) Effect of the Annual Contract Fee.................S-8
GENERAL MATTERS...........................................S-9
  Incorrect Age or Sex....................................S-9
  Annuity Data............................................S-10
  Annual Reports..........................................S-10
  Incontestability........................................S-10
  Ownership...............................................S-10
DISTRIBUTION OF THE CONTRACTS.............................S-10
SAFEKEEPING OF ACCOUNT ASSETS.............................S-11
STATE REGULATION..........................................S-11
RECORDS AND REPORTS.......................................S-11
LEGAL PROCEEDINGS.........................................S-11
OTHER INFORMATION.........................................S-12
FINANCIAL STATEMENTS......................................S-12

THE CONTRACTS

The following provides additional information about the Contracts which supplements the description in the Prospectus and may be of interest to the Contract Owners.

COMPUTATION OF VARIABLE ANNUITY INCOME PAYMENTS

(a)  COMPUTATION OF THE VALUE OF AN ANNUITY UNIT

The table of contractual guaranteed annuity rates is based on an assumed interest rate. The assumed interest rate is 4% for all Contracts.

As a starting point, the value of an annuity unit in each Division of Separate Accounts 26 and 27 was established at $12.00. The value of the annuity unit at the end of any subsequent business day is determined by multiplying such value for the preceding business day by the product of (a) the daily reduction factor (.99989256) once for each calendar day expiring between the end of the sixth preceding business day and the end of the fifth preceding business day and (b) the net investment factor for a Division for the fifth business day preceding such business day.

These daily reduction factors are necessary to neutralize the assumed net investment rate built into the annuity tables. Calculations are performed as of the fifth preceding business day to permit calculation of amounts and the mailing of checks in advance of their due date.

This may be illustrated by the following hypothetical example. Assuming that the net investment factor for the fifth preceding business day was 1.00176027, and assuming that the annuity unit value for the preceding business day was $12.20, then the annuity unit for the current business day is $12.2201622, determined as follows:

                        1.00176027         $12.200000
                       x .99989256         x 1.00165264
                        1.00165264         $12.2201622

(b)  DETERMINATION OF THE AMOUNT OF THE FIRST ANNUITY INSTALLMENT

When annuity installments begin, the accumulated value of the Contract is established. This is the sum of the products of the values of an accumulation unit in each Division on the fifth business day preceding the annuity commencement date and the number of accumulation units credited to the Contract as of the annuity commencement date.

The Contract contains tables indicating the dollar amount of the first annuity installment under each form of variable annuity for each $1,000 of value of the Contract. The amount of the first annuity installment depends on the option chosen and the sex (if applicable) and age of the annuitant.

The first annuity installment from a Division is determined by multiplying the benefit per $1,000 of value shown in the tables in the Contract by the number of thousands of dollars of Accumulated Value of the Contract allocated to the division.

If a greater first installment would result, Security Equity will compute the first installment on the same mortality basis as is used in determining such installments under individual variable annuity contracts then being issued for a similar class of annuitants.

(c)  DETERMINATION OF THE FLUCTUATING VALUES OF THE ANNUITY
INSTALLMENTS

The dollar amount of the first annuity installment from any Division, determined as described above, is translated into annuity units by dividing that dollar amount by the value of an annuity unit on the due date of the first annuity installment. The number of annuity units remains fixed and the amount of each subsequent annuity installment is determined by multiplying this fixed number of annuity units by the value of an annuity unit on the date the installment is due.

If, in any month after the first, the application of the above net investment factors produces a net investment increment exactly equivalent to the assumed annualized rate of 4%, then the payment in that month will not change. Since it is unlikely that the increment will be exactly equivalent, installments will vary up or down depending upon whether such investment increment is greater or less than the assumed annualized rate of 4%. A higher assumption would mean a higher initial annuity payment but a more slowly rising series of subsequent annuity payments (or a more rapidly falling series of subsequent annuity payments if the value of an annuity unit is decreasing).
A lower assumption would have the opposite effect.

YIELD AND PERFORMANCE CALCULATIONS

(a) MONEY MARKET YIELD

Advertisements and sales literature concerning the Contracts may report the "current annualized yield" for the Division of the Separate Account that invests in the GT Global: Money Market Fund, without taking into account any realized or unrealized gains or losses on shares in the Fund. The annualized yield is computed by: a) determining the net change after 7 days (exclusive of realized gains and losses on shares of the underlying Fund or on its respective portfolio securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of 1 unit at the beginning of the period; (b) dividing such net change in account value by the value of the account at the beginning of the 7-day period to determine the base period return; and (c) annualizing the result of this division on a 365-day basis.

The net change in account value reflects (1) net income from the Fund attributable to the hypothetical account; and (2) charges and deductions imposed under the Contract upon the hypothetical account. The charges and deductions include the per unit charges for mortality and expense risk, the administrative charge for the Division, and the annual contract fee. For the purpose of calculating current yields for a Contract, an average per unit contract fee is used, as described below. Current yield will be calculated according to the following formula:

                   Current Yields = (NCF - ES/UV) x (365/7)

Where:

      NCF = the net change in the value of one unit in the Division (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period specified.

      ES = per unit expenses for a hypothetical account having one unit over the 7-day period.

      UV = the unit value for the first day of the 7-day period.

Security Equity advertisement and sales literature may also quote the "effective yield" of the Division investing in the GT Global: Money Market Fund for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:

                                             365/7
           Effective Yield = (1+((NCF-ES)/UV))       - 1,

Where:

      NCF = the net change in the value of one unit in the Division (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period specified.

      ES = per unit expenses for a hypothetical account having one unit over the 7-day period.

      UV = the unit value for the first day of the 7-day period.

Because of the charges and deductions imposed on units according to the terms of the Contract, the yield for the Money Market Division will be lower than the yield for the Fund or the corresponding Trust which underlie the Division.

Yields on amounts in the Money Market Division will normally fluctuate on a daily basis. For that reason the yield for any past period is not an indication nor a representation of future yields. The actual yield for the Division is affected by changes in interest rates on money market securities the average portfolio maturity of the underlying Fund, the types and qualities of portfolio securities held by the Fund, and the operating expenses of the Fund. Yields on amounts held in the Money Market Division may also be presented for periods other than seven days.

(b) YIELDS OF OTHER DIVISIONS

Advertisements and sales literature for the Contracts may report the current annualized yield of one or more of the Divisions (other than the Money Market Division) for a 30-day or one-month period. The annualized yield of a Division refers to income generated by the Division during a specified 30-day or one-month period. Because the yield is annualized, the yield generated by the Division during the specified period is assumed to be generated every 30-day or one-month period over a year. The yield is computed by: (1) dividing the net investment income of the Fund corresponding to the Division less expenses for the Division for the period; by (2) the maximum offering price per unit of the Division on the last day of the period times the daily average number of units outstanding for the period; then (3) compounding that yield for a 6-month period; and then (4) multiplying that result by 2. Expenses attributable to the Division include the mortality and expense risk charge, the administrative charge for the Division, and the annual contract fee. A contract fee of $2.50 is used to calculate the 30-day or one-month yield as in the following equation:
                                                     6
                       Yield = 2x((((N1-ES)/(UxUV))+1)  - 1)

Where:

      NI = net investment income of the Fund for the 30-day or one-month period in question.

      ES = expenses of the Division for the 30-day or one-month period

      U = the average number of units outstanding

      UV = the unit value at the close of the last day in the 30-day or one-month period

Because of the charges and deductions imposed under the Contracts (ES in the equation) the yield for a Division will be lower than the yield for the corresponding Fund.

The yield on amounts in any Division will normally fluctuate. For that reason yields for any past periods are not indications nor representations of future yields. The actual yield for a Division is affected by the type and the quality of the portfolio securities held in the underlying Fund, and the operating expenses of the Fund.

Yield calculations do not take surrender charges into account, but such charges are deducted from amounts greater than ten percent of the Accumulated Value under a Contract if such amounts are withdrawn within the first six contract years after they were deposited.

(c) TOTAL RETURN

Advertisement and sales literature for the Contracts may, in addition to or as an alternative to quoting yield, report "total return," including the average annual total return for one or more of the Divisions for various periods of time. Security Equity will include in references to total return a quote for the Division's total return since inception until the Division has been in operation for more than 10 years, after which time a ten year return will be used instead. Reports on total return will also include the average annual total return for a Division for 1 and 5 years when the Division has been in operation for those periods. Average annual total return for other lengths of time may also be disclosed.

Average annual total return represents the average annual compounded rate of return on an initial investment of $1,000 in a Division as of the last day of the period used for measurement. Total return quotations will be for periods ending on the last day of the most recent month possible, given the length of time it takes to produce advertisements and sales literature. The period for which total return has been calculated will always be identified.

Average annual total return will be calculated using Division unit values calculated on each Business Day based on the performance of the corresponding underlying Fund, with deductions for the mortality and expense risk charge, the administrative charge, and the annual contract fee at the rate of $2.50 per month. The calculation will assume the Contract is surrendered at the end of the period in question, producing a surrender charge for periods of seven years or less. All of this means total return can be calculated according to the following formula:

                                          1/N
                              TR = ((ERV/P)   -1
Where:

      TR = the average annual total return net of recurring Contract charges at the Division level (such as the mortality and expense risk charge, the administrative charge, and the annual contract fee).

      ERV = the ending redeemable value (net of any applicable surrender charge) at the end of the period in question for an account with an initial value of $1,000.

      P = a hypothetical initial payment into the Division of $1,000.

      N = the number of years in the period.

Security Equity may also quote total returns in its sales literature or advertisements that do not reflect the surrender charge. These are calculated in exactly the same way as the average annual total returns described above, except that the ending redeemable value of the hypothetical account is not net of a surrender charge.

(d)  EFFECT OF THE ANNUAL CONTRACT FEE

The Contract provides for the deduction each year of the lesser of $30 or 2% of an account's value provided the account value is less than $20,000. If the account value equals or exceeds $20,000, then no contract fee is charged. So that this charge can be reflected in yield and total return calculations it is assumed that the annual charge will be $30 and this charge is converted into a per-dollar, per-day charge based on the average Accumulated Value in the Separate Accounts of all the Contracts as of the last day of the period for which quotations are provided. The average value of Contracts in the Separate Accounts is assumed to be $20,000. The per-dollar, per-day average charge will be adjusted to reflect the assumptions underlying a particular performance quotation.

Sales literature or advertisements for the Contracts may include total return or other performance information for a hypothetical Contract based on the assumption that the Initial Purchase Payment is allocated to more than one Division, or that there are monthly transfers under the Dollar Cost Averaging program. Such return information will reflect the performance of the Divisions involved for the amount and the duration of the hypothetical allocation. They will also reflect the deduction of the charges described above, except the surrender charge. For example, total return information for a Contract taking part in Dollar Cost Averaging for a 12-month period will assume that the DCA program began at the start of the most recent 12-month period for which average annual total return information is available. Such return information assumes an initial investment in the Money Market Division at the beginning of that period and monthly transfers of a portion of the sum in that Division to the other Divisions designated each month over the 12-month period. The total return for such a Contract over 12 months will therefore reflect the return on the part of the Contract invested in the Money Market Division, and the return on the parts invested in the Divisions receiving funds, only for the period doing during which the transferred amounts are assumed to be invested in these Divisions. The return for a sum invested in a Division will be based on the performance of that Division for the length of the investment, and will reflect the charges described above other than the surrender charge. Performance information for a Dollar Cost Averaging program may also show the return for a designated Division over various periods assuming monthly transfers into the Division, and may compare those returns to returns assuming an initial lump-sum investment in the Division. Performance information may also be compared to various indices, such as the U.S. Treasury Bills index, and may be illustrated by graphs, charts, or other means.

GENERAL MATTERS

INCORRECT AGE OR SEX

If the age at issue or sex of the Annuitant as shown in the Contract is incorrect, any benefit payable will be such as the Accumulated Value would have purchased using the correct age and sex. If the error is discovered after Security Equity begins paying Annuity Payments, appropriate adjustments will be made in any remaining installments.

ANNUITY DATA

Security Equity will not be liable for obligations which depend on receiving information from a Payee until such information is received in a form satisfactory to Security Equity.

ANNUAL REPORTS


Once a quarter Security Equity will give the Contract Owner a report of the current Accumulated Value allocated to each Division and of any Purchase Payments, charges, transfers, or surrenders during that period. This report will also give the Contract Owner any other information required by law or regulation. The Contract Owner may ask for a report like this at any time. The annual report will be distributed without charge. Security Equity reserves the right to charge a fee for additional reports.


INCONTESTABILITY

Security Equity cannot contest this Contract.

Ownership

The Owner of the Contract on the Contract Date is the Annuitant, unless otherwise specified in the application. The Owner may specify a new Owner by Written Notice at any time thereafter. During the Annuitant's lifetime all rights and privileges under this Contract may be exercised solely by the Owner.

DISTRIBUTION OF THE CONTRACTS

GT Global, Inc. ("GT Global"), the principal underwriter of the Contracts, is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

The Contracts are offered to the public through individuals licensed under the federal securities laws and state insurance laws. These individuals are sales agents of Security Equity and registered representatives of broker/dealers which have entered into selling agreements with GT Global. Included in this group of broker/dealers is Walnut Street Securities, Inc., a wholly-owned, second-tier subsidiary of General American Life Insurance Company. The offering of the Contracts is continuous and Security Equity does not anticipate discontinuing the offering of the Contracts. However, Security Equity does reserve the right to discontinue the offering of the Contracts.

SAFEKEEPING OF SEPARATE ACCOUNT ASSETS

Title to assets of the Separate Accounts is held by Security Equity. The assets are kept in book entry form or physically segregated and held separate and apart from Security Equity's general account assets. Records are maintained of all purchases and redemptions of eligible Fund shares held by each of the Divisions of the Separate Accounts. (See "Reports and Records," below.)

STATE REGULATION

Security Equity is a stock life insurance company organized under the laws of the State of New York, and is subject to regulation by the New York State Insurance Department. An annual statement is filed with the New York State Insurance Department on or before March 1 of each year covering the operations and reporting on the financial condition of Security Equity as of December 31 of the preceding calendar year. Periodically, the New York State Insurance Department examines the financial condition of Security Equity, including the liabilities and reserves of the Separate Accounts.

In addition, Security Equity is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain contract rights and provisions depends on state approval or state filing and review processes. Where required by state law or regulation, the Contracts will be modified accordingly.

RECORDS AND REPORTS

All records and accounts relating to the Separate Accounts will be maintained by Security Equity or by its service provider, General American Life Insurance Company (or its wholly-owned, second tier subsidiary, Genelco Incorporated). As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, Security Equity will mail to all Contract Owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation.

LEGAL PROCEEDINGS

There are no legal proceedings to which either Separate Account is a party or to which the assets of the Separate Accounts are subject. Security Equity is not involved in any litigation that is of material importance in relation to its total assets or that relates to the Separate Accounts.


                                    S-ll

OTHER INFORMATION

Registration Statements have been filed with the Securities and Exchange Commission, under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statements, amendments, and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

FINANCIAL STATEMENTS

The financial statements of Security Equity and the Registrant, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of Security Equity to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Accounts.

The financial statements of Security Equity and the Separate Account included in this Statement of Additional Information have been included in reliance upon the reports of KPMG Peat Marwick LLP, independent certified public accountants, and on the authority of said firm as experts in accounting and auditing.

                SECURITY EQUITY SEPARATE ACCOUNT TWENTY-SIX AND
                 SECURITY EQUITY SEPARATE ACCOUNT TWENTY-SEVEN

                          INDEPENDENT AUDITORS' REPORT

--------------------------------------------------------------------------------

The Board of Directors
Security Equity Life Insurance Company
and Contractholders of Security Equity Separate Account Twenty-six and Separate Account Twenty-seven:

We have audited the statements of assets and liabilities, including the schedule of investments, of the Money Market, Variable Strategic Income, and Variable U.S. Government Income Divisions of Security Equity Separate Account Twenty-six and of the Variable New Pacific, Variable Europe, Variable America, Variable Growth & Income, Variable Latin America, Variable Telecommunications, Variable International, Variable Emerging Markets, Variable Natural Resources, and Variable Infrastructure Divisions of Security Equity Separate Account Twenty-seven as of December 31, 1997, and the related statements of operations for the year then ended, changes in net assets for each of the years in the two-year period then ended, and the condensed financial information for the periods presented. These financial statements and condensed financial information are the responsibility of the management of Security Equity Separate Accounts Twenty-six and Twenty-seven. Our responsibility is to express an opinion on these financial statements, and condensed financial information based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and condensed financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1997 by correspondence with GT Global Variable Investment Funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and condensed financial information referred to above present fairly, in all material respects, the financial position of the Money Market, Variable Strategic Income, and Variable U.S. Government Income Divisions of Security Equity Separate Account Twenty-six and of the Variable New Pacific, Variable Europe, Variable America, Variable Growth & Income, Variable Latin America, Variable Telecommunications, Variable International, Variable Emerging Markets, Variable Natural Resources, and Variable Infrastructure Divisions of Security Equity Separate Account Twenty-seven as of December 31, 1997, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the condensed financial information for the periods presented, in conformity with generally accepted accounting principles.

                                                           KPMG Peat Marwick LLP

ST. LOUIS, MISSOURI
FEBRUARY 12, 1998

                                       D1

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                                       D2

                  SECURITY EQUITY SEPARATE ACCOUNT TWENTY-SIX

                              STATEMENTS OF ASSETS
                                 AND LIABILITIES
                               December 31, 1997

--------------------------------------------------------------------------------

                                                                 VARIABLE
                                                     VARIABLE      U.S.
                                            MONEY    STRATEGIC  GOVERNMENT
                                           MARKET     INCOME      INCOME
                                          DIVISION   DIVISION    DIVISION
                                          ---------  ---------  -----------
Assets:
  Investments in GT Global Variable
   Investment Funds, at market value
   (see Schedule of Investments)........  $ 228,914  $ 645,459   $  32,120
  Receivable from Security Equity Life
   Insurance Company....................          0     10,499           0
  Receivable from GT Global Financial
   Services.............................        815          0           0
                                          ---------  ---------  -----------
    Total assets........................    229,729    655,958      32,120
                                          ---------  ---------  -----------
Liability:
  Payable to Security Equity Life
   Insurance Company....................     38,058          0         112
                                          ---------  ---------  -----------
    Total net assets....................  $ 191,671  $ 655,958   $  32,008
                                          ---------  ---------  -----------
                                          ---------  ---------  -----------
Total net assets represented by:
  Individual variable annuity contracts
   cash value invested in Separate
   Account..............................  $ 191,671  $ 655,958   $  32,008
                                          ---------  ---------  -----------
                                          ---------  ---------  -----------
Total individual units held.............     15,631     44,913       2,518
Accumulation unit value.................  $   12.26  $   14.61   $   12.71
Cost of investments.....................  $ 228,914  $ 650,310   $  31,068

              See accompanying notes to the financial statements.

                                       D3

                  SECURITY EQUITY SEPARATE ACCOUNT TWENTY-SIX

                            STATEMENTS OF OPERATIONS

                     For the period ended December 31, 1997

--------------------------------------------------------------------------------

                                                                   VARIABLE
                                                      VARIABLE       U.S.
                                            MONEY     STRATEGIC   GOVERNMENT
                                           MARKET      INCOME       INCOME
                                          DIVISION    DIVISION    DIVISION *
                                          ---------  -----------  -----------
Investment income:
  Dividend income.......................  $   6,207   $  33,037    $   1,039
Expenses:
  Mortality, expense and administrative
   charges..............................     (1,819)     (6,417)        (270)
                                          ---------  -----------  -----------
  Net investment income.................      4,388      26,620          769
                                          ---------  -----------  -----------
Net realized gain on investments:
  Realized gain on sales................          0      23,729          186
                                          ---------  -----------  -----------
  Net realized gain on investments......          0      23,729          186
                                          ---------  -----------  -----------
Net unrealized gain (loss) on
investments:
  Unrealized gain on investments,
   beginning of period..................          0       9,046            0
  Unrealized gain (loss) on investments,
   end of period........................          0      (4,851)       1,053
                                          ---------  -----------  -----------
  Net unrealized gain (loss) on
   investments..........................          0     (13,897)       1,053
                                          ---------  -----------  -----------
  Net gain on investments...............          0       9,832        1,239
                                          ---------  -----------  -----------
  Net increase in net assets resulting
   from operations......................  $   4,388   $  36,452    $   2,008
                                          ---------  -----------  -----------
                                          ---------  -----------  -----------

----------------

  * The Variable U.S. Government Income Division commenced operations June 4, 1997.

              See accompanying notes to the financial statements.

                                       D4

                  SECURITY EQUITY SEPARATE ACCOUNT TWENTY-SIX

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------
For the periods ended December 31, 1997 and 1996


                                                                                                                       VARIABLE
                                                                                                                         U.S.
                                                                                                                      GOVERNMENT
                                                                              MONEY MARKET        STRATEGIC INCOME      INCOME
                                                                               DIVISION *           DIVISION **       DIVISION***
                                                                          --------------------  --------------------  -----------
                                                                            1997       1996       1997       1996        1997
                                                                          ---------  ---------  ---------  ---------  -----------
Operations:
  Net investment income.................................................  $   4,388  $   1,398  $  26,620  $   3,271   $     769
  Net realized gain on investments......................................          0          0     23,729         14         186
  Net unrealized gain (loss) on investments.............................          0          0    (13,897)     9,046       1,053
                                                                          ---------  ---------  ---------  ---------  -----------
    Net increase in net assets resulting from operations................      4,388      1,398     36,452     12,331       2,008
                                                                          ---------  ---------  ---------  ---------  -----------
  Deposits into Separate Account........................................    145,058      8,500     25,039    108,470           0
  Transfers into (from) Separate Account................................     43,617     (9,898)   495,534      2,126      30,000
  Withdrawals from Separate Account.....................................     (1,392)         0     (2,104)   (21,890)          0
                                                                          ---------  ---------  ---------  ---------  -----------
    Net deposits into (withdrawals from) Separate Account...............    187,283     (1,398)   518,469     88,706      30,000
                                                                          ---------  ---------  ---------  ---------  -----------
  Increase in net assets................................................    191,671          0    554,921    101,037      32,008
  Net assets, beginning of period.......................................          0          0    101,037          0           0
                                                                          ---------  ---------  ---------  ---------  -----------
  Net assets, end of period.............................................  $ 191,671  $       0  $ 655,958  $ 101,037   $  32,008
                                                                          ---------  ---------  ---------  ---------  -----------
                                                                          ---------  ---------  ---------  ---------  -----------

----------------
    * The Money Market Division commenced operations July 26, 1996.
   ** The Variable Strategic Income Division commenced operations January 30,
      1996.
  *** The Variable U.S. Government Income Division commenced operations June 4,
      1997.

              See accompanying notes to the financial statements.

                                       D5

                 SECURITY EQUITY SEPARATE ACCOUNT TWENTY-SEVEN

                              STATEMENTS OF ASSETS
                                 AND LIABILITIES
                               December 31, 1997

--------------------------------------------------------------------------------


                                           VARIABLE     VARIABLE   VARIABLE
                                          NEW PACIFIC    EUROPE    AMERICA
                                           DIVISION     DIVISION   DIVISION
                                          -----------   ---------  --------
Assets:
  Investments in GT Global Variable
   Investment Funds, at market value
   (see Schedule of Investments)........   $ 259,774    $ 142,709  $ 94,360
  Receivable from Security Equity Life
   Insurance Company....................           0            0         0
                                          -----------   ---------  --------
    Total assets........................     259,774      142,709    94,360
                                          -----------   ---------  --------
Liability:
  Payable to Security Equity Life
   Insurance Company....................         837          503       515
                                          -----------   ---------  --------
    Total net assets....................   $ 258,937    $ 142,206  $ 93,845
                                          -----------   ---------  --------
                                          -----------   ---------  --------
Total net assets represented by:
  Individual variable annuity contracts
   cash value invested in Separate
   Account..............................   $ 258,937    $ 142,206  $ 93,845
                                          -----------   ---------  --------
                                          -----------   ---------  --------
Total individual units held.............      28,896        8,163     6,419
Accumulation unit value.................   $    8.96    $   17.42  $  14.62
Cost of investments.....................   $ 316,319    $ 138,192  $ 93,576

              See accompanying notes to the financial statements.

                                       D6

                 SECURITY EQUITY SEPARATE ACCOUNT TWENTY-SEVEN

                              STATEMENTS OF ASSETS
                            AND LIABILITIES  (cont'd)
                               December 31, 1997

--------------------------------------------------------------------------------

                                            VARIABLE                      VARIABLE                     VARIABLE  VARIABLE
                                            GROWTH &       VARIABLE       TELECOM-       VARIABLE      EMERGING   NATURAL
                                             INCOME      LATIN AMERICA   MUNICATIONS   INTERNATIONAL   MARKETS   RESOURCES
                                            DIVISION       DIVISION       DIVISION       DIVISION      DIVISION  DIVISION
                                          ------------   -------------   -----------   -------------   --------  ---------
Assets:
  Investments in GT Global Variable
   Investment Funds, at market value
   (see Schedule of Investments)........    $ 29,472       $ 200,394      $ 557,154      $ 64,443      $33,345   $ 92,197
  Receivable from Security Equity Life
   Insurance Company....................           0               0              0             0       25,046          0
                                          ------------   -------------   -----------   -------------   --------  ---------
    Total assets........................      29,472         200,394        557,154        64,443       58,391     92,197
                                          ------------   -------------   -----------   -------------   --------  ---------
Liability:
  Payable to Security Equity Life
   Insurance Company....................         103             375          1,967           227            0        325
                                          ------------   -------------   -----------   -------------   --------  ---------
    Total net assets....................    $ 29,369       $ 200,019      $ 555,187      $ 64,216      $58,391   $ 91,872
                                          ------------   -------------   -----------   -------------   --------  ---------
                                          ------------   -------------   -----------   -------------   --------  ---------
Total net assets represented by:
  Individual variable annuity contracts
   cash value invested in Separate
   Account..............................    $ 29,369       $ 200,019      $ 555,187      $ 64,216      $58,391   $ 91,872
                                          ------------   -------------   -----------   -------------   --------  ---------
                                          ------------   -------------   -----------   -------------   --------  ---------
Total individual units held.............       2,116          13,385         37,030         4,879        5,161      6,760
Accumulation unit value.................    $  13.88       $   14.94      $   14.99      $  13.16      $ 11.31   $  13.59
Cost of investments.....................    $ 26,553       $ 195,228      $ 562,466      $ 59,677      $44,707   $ 97,582


                                             VARIABLE
                                          INFRASTRUCTURE
                                             DIVISION
                                          --------------
Assets:
  Investments in GT Global Variable
   Investment Funds, at market value
   (see Schedule of Investments)........     $ 10,360
  Receivable from Security Equity Life
   Insurance Company....................            0
                                          --------------
    Total assets........................       10,360
                                          --------------
Liability:
  Payable to Security Equity Life
   Insurance Company....................           36
                                          --------------
    Total net assets....................     $ 10,324
                                          --------------
                                          --------------
Total net assets represented by:
  Individual variable annuity contracts
   cash value invested in Separate
   Account..............................     $ 10,324
                                          --------------
                                          --------------
Total individual units held.............          780
Accumulation unit value.................     $  13.24
Cost of investments.....................     $ 10,859

              See accompanying notes to the financial statements.

                                       D7

                 SECURITY EQUITY SEPARATE ACCOUNT TWENTY-SEVEN

                            STATEMENTS OF OPERATIONS

                     For the period ended December 31, 1997

--------------------------------------------------------------------------------


                                           VARIABLE     VARIABLE     VARIABLE
                                          NEW PACIFIC    EUROPE       AMERICA
                                           DIVISION     DIVISION     DIVISION
                                          -----------  -----------  -----------
Investment income:
  Dividend income.......................   $   3,507    $     321    $     195
Expenses:
  Mortality, expense and administrative
   charges..............................      (6,842)      (1,902)      (1,251)
                                          -----------  -----------  -----------
Net investment income (loss)............      (3,335)      (1,581)      (1,056)
                                          -----------  -----------  -----------
Net realized gain on investments:
  Realized gain from distributions......       2,769       11,185        1,436
  Realized gain (loss) on sales.........    (108,996)      13,386        6,016
                                          -----------  -----------  -----------
    Net realized gain (loss) on
     investments........................    (106,227)      24,571        7,452
                                          -----------  -----------  -----------
Net unrealized gain (loss) on
investments:
  Unrealized gain (loss) on investments,
   beginning of period..................      48,545        8,201          (66)
  Unrealized gain (loss) on investments,
   end of period........................     (56,545)       4,517          783
                                          -----------  -----------  -----------
    Net unrealized gain (loss) on
     investments........................    (105,090)      (3,684)         849
                                          -----------  -----------  -----------
    Net gain (loss) on investments......    (211,317)      20,887        8,301
                                          -----------  -----------  -----------
Net increase (decrease) in net assets
 resulting from operations..............   $(214,652)   $  19,306    $   7,245
                                          -----------  -----------  -----------
                                          -----------  -----------  -----------

----------------

  *  The Variable Growth & Income Division commenced operations April 8,
     1997.

              See accompanying notes to the financial statements.

                                       D8

                 SECURITY EQUITY SEPARATE ACCOUNT TWENTY-SEVEN

                     For the period ended December 31, 1997

--------------------------------------------------------------------------------

                                           VARIABLE                    VARIABLE                    VARIABLE     VARIABLE
                                           GROWTH &      VARIABLE      TELECOM-      VARIABLE      EMERGING      NATURAL
                                            INCOME     LATIN AMERICA  MUNICATIONS  INTERNATIONAL    MARKETS     RESOURCES
                                          DIVISION *     DIVISION      DIVISION      DIVISION      DIVISION     DIVISION
                                          -----------  -------------  -----------  -------------  -----------  -----------
Investment income:
  Dividend income.......................   $     650     $       0     $       0     $      80     $     158    $       0
Expenses:
  Mortality, expense and administrative
   charges..............................        (268)       (3,220)       (7,287)         (773)         (663)      (1,108)
                                          -----------  -------------  -----------  -------------  -----------  -----------
Net investment income (loss)............         382        (3,220)       (7,287)         (693)         (505)      (1,108)
                                          -----------  -------------  -----------  -------------  -----------  -----------
Net realized gain on investments:
  Realized gain from distributions......          54             0        62,148             0         2,479        3,662
  Realized gain (loss) on sales.........          14           717           908           128         5,855          (70)
                                          -----------  -------------  -----------  -------------  -----------  -----------
    Net realized gain (loss) on
     investments........................          68           717        63,056           128         8,334        3,592
                                          -----------  -------------  -----------  -------------  -----------  -----------
Net unrealized gain (loss) on
investments:
  Unrealized gain (loss) on investments,
   beginning of period..................           0         9,746       (13,796)        1,799           681          149
  Unrealized gain (loss) on investments,
   end of period........................       2,919         5,166        (5,313)        4,766       (11,362)      (5,384)
                                          -----------  -------------  -----------  -------------  -----------  -----------
    Net unrealized gain (loss) on
     investments........................       2,919        (4,580)        8,483         2,967       (12,043)      (5,533)
                                          -----------  -------------  -----------  -------------  -----------  -----------
    Net gain (loss) on investments......       2,987        (3,863)       71,539         3,095        (3,709)      (1,941)
                                          -----------  -------------  -----------  -------------  -----------  -----------
Net increase (decrease) in net assets
 resulting from operations..............   $   3,369     $  (7,083)    $  64,252     $   2,402     $  (4,214)   $  (3,049)
                                          -----------  -------------  -----------  -------------  -----------  -----------
                                          -----------  -------------  -----------  -------------  -----------  -----------


                                             VARIABLE
                                          INFRASTRUCTURE
                                             DIVISION
                                          ---------------
Investment income:
  Dividend income.......................     $      56
Expenses:
  Mortality, expense and administrative
   charges..............................          (105)
                                               -------
Net investment income (loss)............           (49)
                                               -------
Net realized gain on investments:
  Realized gain from distributions......           514
  Realized gain (loss) on sales.........             5
                                               -------
    Net realized gain (loss) on
     investments........................           519
                                               -------
Net unrealized gain (loss) on
investments:
  Unrealized gain (loss) on investments,
   beginning of period..................            76
  Unrealized gain (loss) on investments,
   end of period........................          (498)
                                               -------
    Net unrealized gain (loss) on
     investments........................          (574)
                                               -------
    Net gain (loss) on investments......           (55)
                                               -------
Net increase (decrease) in net assets
 resulting from operations..............     $    (104)
                                               -------
                                               -------

----------------

  *  The Variable Growth & Income Division commenced operations April 8,
     1997.

              See accompanying notes to the financial statements.

                                       D9

                 SECURITY EQUITY SEPARATE ACCOUNT TWENTY-SEVEN

                      STATEMENTS OF CHANGES IN NET ASSETS

                For the periods ended December 31, 1997 and 1996

--------------------------------------------------------------------------------


                                                VARIABLE              VARIABLE              VARIABLE
                                          NEW PACIFIC DIVISION   EUROPE DIVISION *      AMERICA DIVISION
                                          --------------------  --------------------  --------------------
                                            1997       1996       1997       1996       1997       1996
                                          ---------  ---------  ---------  ---------  ---------  ---------
Operations:
  Net investment income (loss)..........  $  (3,335) $     (25) $  (1,581) $    (362) $  (1,056) $      10
  Net realized gain (loss) on
   investments..........................   (106,227)    38,523     24,571         39      7,452      2,430
  Net unrealized gain (loss) on
   investments..........................   (105,090)    48,539     (3,684)     8,201        849        391
                                          ---------  ---------  ---------  ---------  ---------  ---------
    Net increase (decrease) in net
     assets resulting from operations...   (214,652)    87,037     19,306      7,878      7,245      2,831
                                          ---------  ---------  ---------  ---------  ---------  ---------
  Deposits into Separate Account........    322,717    856,376     97,213     58,056      9,078     22,561
  Transfers into (from) Separate
   Account..............................   (746,617)     3,519    (41,369)     2,126     50,662          0
  Withdrawals from Separate Account.....    (17,643)   (39,770)    (1,004)         0     (1,989)    (2,060)
                                          ---------  ---------  ---------  ---------  ---------  ---------
    Net deposits into (withdrawals from)
     Separate Account...................   (441,543)   820,125     54,840     60,182     57,751     20,501
                                          ---------  ---------  ---------  ---------  ---------  ---------
  Increase (decrease) in net assets.....   (656,195)   907,162     74,146     68,060     64,996     23,332
  Net assets, beginning of period.......    915,132      7,970     68,060          0     28,849      5,517
                                          ---------  ---------  ---------  ---------  ---------  ---------
  Net assets, end of period.............  $ 258,937  $ 915,132  $ 142,206  $  68,060  $  93,845  $  28,849
                                          ---------  ---------  ---------  ---------  ---------  ---------
                                          ---------  ---------  ---------  ---------  ---------  ---------

                                                VARIABLE              VARIABLE              VARIABLE
                                            EMERGING MARKETS     NATURAL RESOURCES       INFRASTRUCTURE
                                              DIVISION * *        DIVISION * * * *      DIVISION * * * *
                                          --------------------  --------------------  --------------------
                                            1997       1996       1997       1996       1997       1996
                                          ---------  ---------  ---------  ---------  ---------  ---------
Operations:
  Net investment income (loss)..........  $    (505) $     (56) $  (1,108) $      (6) $     (49) $      (1)
  Net realized gain (loss) on
   investments..........................      8,334          0      3,592          0        519          0
  Net unrealized gain (loss) on
   investments..........................    (12,043)       681     (5,533)       149       (574)        76
                                          ---------  ---------  ---------  ---------  ---------  ---------
    Net increase (decrease) in net
     assets resulting from operations...     (4,214)       625     (3,049)       143       (104)        75
                                          ---------  ---------  ---------  ---------  ---------  ---------
  Deposits into Separate Account........     38,043     34,636      3,358      1,300      3,352      1,301
  Transfers into (from) Separate
   Account..............................     11,719      2,126     90,120          0      5,700          0
  Withdrawals from Separate Account.....     (1,684)   (22,860)         0          0          0          0
                                          ---------  ---------  ---------  ---------  ---------  ---------
    Net deposits into (withdrawals from)
     Separate Account...................     48,078     13,902     93,478      1,300      9,052      1,301
                                          ---------  ---------  ---------  ---------  ---------  ---------
  Increase (decrease) in net assets.....     43,864     14,527     90,429      1,443      8,948      1,376
  Net assets, beginning of period.......     14,527          0      1,443          0      1,376          0
                                          ---------  ---------  ---------  ---------  ---------  ---------
  Net assets, end of period.............  $  58,391  $  14,527  $  91,872  $   1,443  $  10,324  $   1,376
                                          ---------  ---------  ---------  ---------  ---------  ---------
                                          ---------  ---------  ---------  ---------  ---------  ---------

----------------

  * The Variable Europe division and the Variable Latin America Division commenced operations January 30, 1996.
 * * The Variable Emerging Markets Division commenced operations March 25,
     1996.
 * * * The Variable International Division commenced operations April 9,
     1996.
 * * * * The Variable Natural Resources Division and the Variable Infrastructure Division commenced operations August 26, 1996.
 * * * * * The Variable Growth & Income Division commenced operations April 8, 1997.

              See accompanying notes to the financial statements.

                                      D10

                 SECURITY EQUITY SEPARATE ACCOUNT TWENTY-SEVEN

                For the periods ended December 31, 1997 and 1996

--------------------------------------------------------------------------------

                                             VARIABLE            VARIABLE              VARIABLE              VARIABLE
                                          GROWTH & INCOME     LATIN AMERICA       TELECOMMUNICATIONS      INTERNATIONAL
                                          DIVISION * * * * *      DIVISION *           DIVISION           DIVISION * * *
                                          ---------------  --------------------  --------------------  --------------------
                                               1997          1997       1996       1997       1996       1997       1996
                                          ---------------  ---------  ---------  ---------  ---------  ---------  ---------
Operations:
  Net investment income (loss)..........     $     382     $  (3,220) $     408  $  (7,287) $  (3,005) $    (693) $    (390)
  Net realized gain (loss) on
   investments..........................            68           717         47     63,056     27,064        128        120
  Net unrealized gain (loss) on
   investments..........................         2,919        (4,580)     9,746      8,483    (13,458)     2,967      1,799
                                          ---------------  ---------  ---------  ---------  ---------  ---------  ---------
    Net increase (decrease) in net
     assets resulting from operations...         3,369        (7,083)    10,201     64,252     10,601      2,402      1,529
                                          ---------------  ---------  ---------  ---------  ---------  ---------  ---------
  Deposits into Separate Account........        16,000        66,495    110,075     74,000    450,796     12,347     39,574
  Transfers into (from) Separate
   Account..............................        10,000        35,358          0      5,276          0     10,000          0
  Withdrawals from Separate Account.....             0        (5,000)   (10,027)    (4,804)   (50,570)      (691)      (945)
                                          ---------------  ---------  ---------  ---------  ---------  ---------  ---------
    Net deposits into (withdrawals from)
     Separate Account...................        26,000        96,853    100,048     74,472    400,226     21,656     38,629
                                          ---------------  ---------  ---------  ---------  ---------  ---------  ---------
  Increase (decrease) in net assets.....        29,369        89,770    110,249    138,724    410,827     24,058     40,158
  Net assets, beginning of period.......             0       110,249          0    416,463      5,636     40,158          0
                                          ---------------  ---------  ---------  ---------  ---------  ---------  ---------
  Net assets, end of period.............     $  29,369     $ 200,019  $ 110,249  $ 555,187  $ 416,463  $  64,216  $  40,158
                                          ---------------  ---------  ---------  ---------  ---------  ---------  ---------
                                          ---------------  ---------  ---------  ---------  ---------  ---------  ---------

----------------

  * The Variable Europe division and the Variable Latin America Division commenced operations January 30, 1996.
 * * The Variable Emerging Markets Division commenced operations March 25,
     1996.
 * * * The Variable International Division commenced operations April 9,
     1996.
 * * * * The Variable Natural Resources Division and the Variable Infrastructure Division commenced operations August 26, 1996.
 * * * * * The Variable Growth & Income Division commenced operations April 8, 1997.

              See accompanying notes to the financial statements.

                                      D11

                SECURITY EQUITY SEPARATE ACCOUNT TWENTY-SIX AND
                 SECURITY EQUITY SEPARATE ACCOUNT TWENTY-SEVEN

                         NOTES TO FINANCIAL STATEMENTS

                               December 31, 1997

--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION
Security Equity Separate Account Twenty-six commenced operations on January 30, 1996, and Security Equity Separate Account Twenty-seven commenced operations on September 7, 1995. The Separate Accounts are registered under the Investment Company Act of 1940 (1940 Act) as unit investment trusts. The Separate Accounts receive purchase payments from individual variable annuity contracts issued by Security Equity Life Insurance Company (Security Equity) which may be qualified or non-tax qualified.

Separate Account Twenty-six is divided into four divisions and Separate Account Twenty-seven is divided into ten divisions. Each Division invests exclusively in shares of a single fund of GT Global Variable Investment Funds (the Funds), an open-end diversified management investment company. Separate Account Twenty-six has the ability to invest in the Money Market, Variable Strategic Income, Variable Global Government Income, and Variable U.S. Government Income Funds. Separate Account Twenty-seven has the ability to invest in the Variable New Pacific, Variable Europe, Variable America, Variable Growth & Income, Variable Latin America, Variable Telecommunications, Variable International, Variable Emerging Markets, Variable Natural Resources and Variable Infrastructure Funds.

Contractholders have the option of directing their deposits into one or more of the Divisions. The unit values for Separate Account Twenty-six began at $12.00 on January 30, 1996, for the Variable Strategic Income Division; on July 26, 1996, for the Money Market Division; and on June 4, 1997, for the Variable U.S. Government Income Division. The unit values for Separate Account Twenty-seven began at $12.00 on September 7, 1995, for the Variable New Pacific Division, Variable America Division and the Variable Telecommunications Division; on January 30, 1996, for the Variable Europe Division and Variable Latin America Division; on March 25, 1996, for the Variable Emerging Markets Division; on April 9, 1996, for the Variable International Division, on August 26, 1996, for the Variable Natural Resources Division and the Variable Infrastructure Division; and on April 8, 1997, for the Variable Growth & Income Division. As of December 31, 1997, no deposits have been directed into the Variable Global Government Income Division of Separate Account Twenty-six. As such, no financial statements for this Division are included.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Separate Accounts in the preparation of financial statements. The policies followed are in conformity with generally accepted accounting principles.

(A) INVESTMENTS
The Separate Accounts' investments in the GT Global Variable Funds are valued daily on the respective shares held and based on the net asset values as reported to Security Equity by the Funds at the close of each business day. The specific identification method is used in determining the cost of shares sold on withdrawals by the Separate Account. Share transactions are recorded on the trade date which is generally consistent with the settlement date.

(B) FEDERAL INCOME TAXES
Under current Federal income tax law, the investment income and capital gains from sales of investments of the Separate Accounts are not taxable. Therefore, no Federal income tax expense has been provided.

(C) DIVIDEND REINVESTMENT
Dividends are recorded on the ex-dividend date and immediately reinvested on the pay date.

(D) USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

NOTE 3 -- CONTRACT CHARGES
MORTALITY AND EXPENSE RISK CHARGE: Security Equity assumes the mortality and expense risks and provides certain administrative services related to operating the Separate Accounts for which the Separate Accounts are charged an annual fee of 1.25% based on the values at the end of each valuation period. Mortality and expense charges for Separate Account Twenty-six totaled $7,594 for the period ended December 31, 1997. Mortality and expense charges for Separate Account Twenty-seven totaled $20,910 for the period ended December 31, 1997.

SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE): Under Separate Account contractual arrangements, Security Equity is entitled to collect payment for sales charges. Contracts are subject to a deferred sales charge contingent upon surrender of the contract or a greater than 10% partial withdrawal of funds on deposit. The sales charge is 7% the first contract year, decreasing by 1% each subsequent year. The contingent deferred sales charge will be waived in the event of annuitization after the third year or on death. Sales charges as a result of surrenders are disclosed in Note 6.

ACCOUNT FEE AND ADMINISTRATIVE CHARGES: Security Equity has the responsibility for the administration of the contract. As reimbursement for account administrative expenses, on the last day of the contract year, Security Equity deducts an account fee. For contracts with accumulated values less than $20,000, the fee is the lesser of $30 or 2% of the accumulated value for contract years ending prior to December 31, 1999. Thereafter, the account fee may be adjusted annually. The account fee is waived for contracts with

                                      D12

                SECURITY EQUITY SEPARATE ACCOUNT TWENTY-SIX AND
                 SECURITY EQUITY SEPARATE ACCOUNT TWENTY-SEVEN

NOTE 3 -- CONTRACT CHARGES (CONTINUED)
accumulated values of $20,000 or more. Security Equity charges $25 for each transfer in excess of twelve (12) during the Contract Year, excluding transfers made under the Dollar Cost Averaging program and reserves the right to charge a fee to cover the expenses for special handling. Account fees are disclosed in
Note 6. Security Equity also provides certain administrative services for which it charges an administrative charge to the Separate Accounts at an annual rate of 0.15% at the end of each valuation period. Administrative charges for Separate Account Twenty-six totaled $912 for the period ended December 31, 1997. Administrative charges for Separate Account Twenty-seven totaled $2,509 for the period ended December 31, 1997.
PREMIUM TAXES: In states which charge premium taxes, the taxes are withdrawn from the purchase payment or the accumulated value of the contract. Premium taxes are disclosed in Note 6.

NOTE 4 -- PURCHASES AND SALES OF GT GLOBAL VARIABLE INVESTMENT FUND SHARES During the period ended December 31, 1997, cost of purchases and proceeds from sales of GT Global Variable Investment Fund shares were as follows:

SEPARATE ACCOUNT TWENTY-SIX                                                       PURCHASES     SALES
--------------------------------------------------------------------------------  ----------  ----------
Money Market Fund...............................................................  $2,433,398  $2,204,949
Variable Strategic Income Fund..................................................   1,329,939     795,680
Variable U.S. Government Income Fund............................................      41,039      10,158


SEPARATE ACCOUNT TWENTY-SEVEN
--------------------------------------------------------------------------------
Variable New Pacific Fund.......................................................  $1,340,278  $1,785,657
Variable Europe Fund............................................................     213,689     148,966
Variable America Fund...........................................................     548,363     489,806
Variable Growth & Income Fund...................................................      26,703         165
Variable Latin America Fund.....................................................     607,874     514,232
Variable Telecommunications Fund................................................     141,424      11,578
Variable International Fund.....................................................      22,427       1,379
Variable Emerging Markets Fund..................................................     205,784     180,808
Variable Natural Resources Fund.................................................      98,520       2,168
Variable Infrastructure Fund....................................................       9,622          73

There were no purchases or sales of GT Global Variable Investment Fund shares for the Variable Global Government Income Fund Division of Separate Account Twenty-six.
NOTE 5 -- ACCUMULATION UNIT ACTIVITY
The following is a summary of the accumulation unit activity for the Variable Strategic Income Division for the period from January 30, 1996 (inception) to December 31, 1997, for the Money Market Division for the period from July 26, 1996 (inception) to December 31, 1997, and for the Variable U.S. Government Income Division for the period from June 4, 1997 (inception) to December 31, 1997 for Separate Account Twenty-six:

                                                                                        VARIABLE U.S.
                                                                          VARIABLE       GOVERNMENT
                                                      MONEY MARKET    STRATEGIC INCOME     INCOME
                                                        DIVISION          DIVISION        DIVISION
                                                    ----------------  ----------------  -------------
                                                     1997     1996     1997     1996        1997
                                                    -------  -------  -------  -------  -------------
Individual units held:
  Deposits........................................   11,950      705    1,797    8,823           0
  Transfers.......................................    3,796     (705)  35,859      156       2,518
  Withdrawals.....................................     (115)       0      (53)  (1,669)          0
  Outstanding units, beginning of period..........        0        0    7,310        0           0
                                                    -------  -------  -------  -------  -------------
  Outstanding units, end of period................   15,631        0   44,913    7,310       2,518
                                                    -------  -------  -------  -------  -------------
                                                    -------  -------  -------  -------  -------------

                                      D13

                SECURITY EQUITY SEPARATE ACCOUNT TWENTY-SIX AND
                 SECURITY EQUITY SEPARATE ACCOUNT TWENTY-SEVEN

NOTE 5 -- ACCUMULATION UNIT ACTIVITY (CONTINUED)
The following is a summary of the accumulation unit activity for the year ended December 31, 1997 and the year ended December 31, 1996 for all divisions except the Variable Europe Division and the Variable Latin America Division which show the unit activity for the period from January 30, 1996 (inception) to December 31, 1997; the Variable Emerging Markets Division which shows the unit activity from March 25, 1996 (inception) to December 31, 1997; the Variable International Division which shows the unit activity from April 9, 1996 (inception) to December 31, 1997; the Variable Natural Resources Division and the Variable Infrastructure Division which show the unit activity from August 26, 1996 (inception) to December 31, 1997; and for the Variable Growth & Income Division which shows the unit activity from April 8, 1997 (inception) to December 31, 1997 for Separate Account Twenty-seven:

                                                                                                  VARIABLE
                                                                                                  GROWTH &
                                            VARIABLE NEW    VARIABLE EUROPE   VARIABLE AMERICA     INCOME       VARIABLE LATIN
                                          PACIFIC DIVISION      DIVISION          DIVISION        DIVISION     AMERICA DIVISION
                                          ----------------  ----------------  ----------------  ------------   ----------------
                                           1997     1996     1997     1996     1997     1996        1997        1997     1996
                                          -------  -------  -------  -------  -------  -------  ------------   -------  -------
Individual units held:
  Deposits..............................   20,759   62,117    6,235    4,293      758    1,910      1,333        4,756    9,128
  Transfers.............................  (49,925)    (643)  (2,448)     144    3,425        0        783          347        0
  Withdrawals...........................   (1,240)  (2,839)     (61)       0        0     (174)         0          (50)    (796)
  Outstanding units, beginning of
   period...............................   59,302      667    4,437        0    2,236      500          0        8,332        0
                                          -------  -------  -------  -------  -------  -------  ------------   -------  -------
  Outstanding units, end of period......   28,896   59,302    8,163    4,437    6,419    2,236      2,116       13,385    8,332
                                          -------  -------  -------  -------  -------  -------  ------------   -------  -------
                                          -------  -------  -------  -------  -------  -------  ------------   -------  -------

                                         VARIABLE
                                       TELECOMMUN-         VARIABLE          VARIABLE      VARIABLE NATURAL      VARIABLE
                                         ICATIONS       INTERNATIONAL    EMERGING MARKETS     RESOURCES       INFRASTRUCTURE
                                         DIVISION      GROWTH DIVISION       DIVISION          DIVISION          DIVISION
                                     ----------------  ----------------  ----------------  ----------------  ----------------
                                      1997     1996     1997     1996     1997     1996     1997     1996     1997     1996
                                     -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
Individual units held:
  Deposits.........................    5,614   34,680      947    3,294    2,634    2,727      263      106      249      108
  Transfers........................      372        0      767        0    1,549      162    6,391        0      423        0
  Withdrawals......................     (347)  (3,789)     (52)     (77)    (114)  (1,797)       0        0        0        0
  Outstanding units, beginning of
   period..........................   31,391      500    3,217        0    1,092        0      106        0      108        0
                                     -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
  Outstanding units, end of
   period..........................   37,030   31,391    4,879    3,217    5,161    1,092    6,760      106      780      108
                                     -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
                                     -------  -------  -------  -------  -------  -------  -------  -------  -------  -------

NOTE 6 -- SUMMARY OF GROSS AND NET DEPOSITS INTO SEPARATE ACCOUNT
Deposits into the Separate Account are used to purchase shares in the GT Global Variable Investment Funds. Net deposits represent the amounts available for investment in such shares after deduction of premium taxes, administrative costs, and surrender charges. Activity for Separate Account Twenty-six follows:

                                                                                                VARIABLE U.S.
                                                                                                 GOVERNMENT
                                                        MONEY MARKET       VARIABLE STRATEGIC      INCOME
                                                          DIVISION          INCOME DIVISION       DIVISION*
                                                    --------------------  --------------------  -------------
                                                      1997       1996       1997       1996         1997
                                                    ---------  ---------  ---------  ---------  -------------
Total gross deposits..............................  $ 145,058  $   8,500  $  25,099  $ 108,470    $       0
Transfers between fund divisions and Security
 Equity...........................................     43,617     (9,898)   495,534      2,126       30,000
Surrenders and withdrawals........................     (1,336)         0     (2,104)   (21,890)           0
                                                    ---------  ---------  ---------  ---------  -------------
    Total gross deposits, transfers, and
     surrenders between fund divisions............    187,339     (1,398)   518,529     88,706       30,000
                                                    ---------  ---------  ---------  ---------  -------------
Deductions:
  Account fees....................................          0          0        (60)         0            0
  Surrender charges...............................        (56)         0          0          0            0
                                                    ---------  ---------  ---------  ---------  -------------
    Total deductions..............................        (56)         0        (60)         0            0
                                                    ---------  ---------  ---------  ---------  -------------
Net deposits into (deductions from) Separate
 Account..........................................  $ 187,283  $  (1,398) $ 518,469  $  88,706    $  30,000
                                                    ---------  ---------  ---------  ---------  -------------
                                                    ---------  ---------  ---------  ---------  -------------

--------------
   * The Variable U.S. Government Income Division commenced operations on June 4, 1997.

                                      D14

                SECURITY EQUITY SEPARATE ACCOUNT TWENTY-SIX AND
                 SECURITY EQUITY SEPARATE ACCOUNT TWENTY-SEVEN

NOTE 6 -- SUMMARY OF GROSS AND NET DEPOSITS INTO SEPARATE ACCOUNT (CONTINUED) Deposits into the Separate Account are used to purchase shares in the GT Global Variable Investment Funds. Net deposits represent the amounts available for investment in such shares after deduction of premium taxes, administrative costs, and surrender charges. Activity for Separate Account Twenty-seven follows:

                                                    VARIABLE NEW PACIFIC    VARIABLE EUROPE       VARIABLE AMERICA
                                                          DIVISION             DIVISION*              DIVISION
                                                    --------------------  --------------------  --------------------
                                                      1997       1996       1997       1996       1997       1996
                                                    ---------  ---------  ---------  ---------  ---------  ---------
Total gross deposits..............................  $ 322,747  $ 856,376  $  97,213  $  58,056  $   9,078  $  22,561
Transfers between fund divisions and Security
 Equity...........................................   (746,617)     3,519    (41,369)     2,126     50,662          0
Surrenders and withdrawals........................    (17,609)   (39,770)    (1,004)         0     (1,989)    (2,060)
                                                    ---------  ---------  ---------  ---------  ---------  ---------
    Total gross deposits, transfers, and
     surrenders between fund divisions............   (441,479)   820,125     54,840     60,182     57,751     20,501
                                                    ---------  ---------  ---------  ---------  ---------  ---------
Deductions:
  Account fees....................................        (30)         0          0          0          0          0
  Surrender charges...............................        (34)         0          0          0          0          0
                                                    ---------  ---------  ---------  ---------  ---------  ---------
    Total deductions..............................        (64)         0          0          0          0          0
                                                    ---------  ---------  ---------  ---------  ---------  ---------
Net deposits into (deductions from) Separate
 Account..........................................  $(441,543) $ 820,125  $  54,840  $  60,182  $  57,751  $  20,501
                                                    ---------  ---------  ---------  ---------  ---------  ---------
                                                    ---------  ---------  ---------  ---------  ---------  ---------

                                          VARIABLE GROWTH                               VARIABLE              VARIABLE
                                             & INCOME          VARIABLE LATIN      TELECOMMUNICATIONS      INTERNATIONAL
                                           DIVISION*****     AMERICA DIVISION*          DIVISION            DIVISION***
                                          ---------------   --------------------  --------------------  --------------------
                                               1997           1997       1996       1997       1996       1997       1996
                                          ---------------   ---------  ---------  ---------  ---------  ---------  ---------
Total gross deposits....................     $  16,000      $  66,585  $ 110,075  $  74,120  $ 450,796  $  12,347  $  39,574
Transfers between fund divisions and
 Security Equity........................        10,000         35,358          0      5,276          0     10,000          0
Surrenders and withdrawals..............             0         (5,000)   (10,027)    (4,474)   (50,570)      (691)      (945)
                                          ---------------   ---------  ---------  ---------  ---------  ---------  ---------
    Total gross deposits, transfers, and
     surrenders between fund
     divisions..........................        26,000         96,943    100,048     74,922    400,226     21,656     38,629
                                          ---------------   ---------  ---------  ---------  ---------  ---------  ---------
Deductions:
  Account fees..........................             0            (90)         0       (120)         0          0          0
  Surrender charges.....................             0              0          0       (330)         0          0          0
                                          ---------------   ---------  ---------  ---------  ---------  ---------  ---------
    Total deductions....................             0            (90)         0       (450)         0          0          0
                                          ---------------   ---------  ---------  ---------  ---------  ---------  ---------
Net deposits into (deductions from)
 Separate Account.......................     $  26,000      $  96,853  $ 100,048  $  74,472  $ 400,226  $  21,656  $  38,629
                                          ---------------   ---------  ---------  ---------  ---------  ---------  ---------
                                          ---------------   ---------  ---------  ---------  ---------  ---------  ---------

                                                                            VARIABLE NATURAL          VARIABLE
                                                     VARIABLE EMERGING         RESOURCES           INFRASTRUCTURE
                                                     MARKETS DIVISION**       DIVISION****          DIVISION****
                                                    --------------------  --------------------  --------------------
                                                      1997       1996       1997       1996       1997       1996
                                                    ---------  ---------  ---------  ---------  ---------  ---------
Total gross deposits..............................  $  38,043  $  34,636  $   3,358  $   1,300  $   3,352  $   1,301
Transfers between fund divisions and Security
 Equity...........................................     11,719      2,126     90,120          0      5,700          0
Surrenders and withdrawals........................     (1,684)   (22,860)         0          0          0          0
                                                    ---------  ---------  ---------  ---------  ---------  ---------
    Total gross deposits, transfers, and
     surrenders between fund divisions............     48,078     13,902     93,478      1,300      9,052      1,301
                                                    ---------  ---------  ---------  ---------  ---------  ---------
Deductions:
  Account fees....................................          0          0          0          0          0          0
  Surrender charges...............................          0          0          0          0          0          0
                                                    ---------  ---------  ---------  ---------  ---------  ---------
    Total deductions..............................          0          0          0          0          0          0
                                                    ---------  ---------  ---------  ---------  ---------  ---------
Net deposits into (deductions from) Separate
 Account..........................................  $  48,078  $  13,902  $  93,478  $   1,300  $   9,052  $   1,301
                                                    ---------  ---------  ---------  ---------  ---------  ---------
                                                    ---------  ---------  ---------  ---------  ---------  ---------

--------------

                        * The Variable Europe Division and the Variable Latin America Division commenced operations January
                         30, 1996.
                       ** The Variable Emerging Markets Division commenced operations March 25, 1996.
                      *** The Variable International Division commenced operations April 9, 1996.
                     **** The Variable Natural Resources Division and the Variable Infrastructure Division commenced operations August 26, 1996.
                    ***** The Variable Growth & Income Division commenced operations April 8, 1997.

                                      D15

                SECURITY EQUITY SEPARATE ACCOUNT TWENTY-SIX AND
                 SECURITY EQUITY SEPARATE ACCOUNT TWENTY-SEVEN

                            SCHEDULE OF INVESTMENTS*

                               December 31, 1997

--------------------------------------------------------------------------------

SEPARATE ACCOUNT TWENTY-SIX:                                                      NO. OF SHARES   MARKET VALUE
--------------------------------------------------------------------------------  -------------   ------------
  GT Global: Money Market Fund..................................................       228,914    $   228,914
  GT Global: Variable Strategic Income Fund.....................................        48,205        645,459
  GT Global: U.S. Government Income Fund........................................         2,745         32,120


SEPARATE ACCOUNT TWENTY-SEVEN:
--------------------------------------------------------------------------------
  GT Global: Variable New Pacific Fund..........................................        24,717        259,774
  GT Global: Variable Europe Fund...............................................         6,337        142,709
  GT Global: Variable America Fund..............................................         4,352         94,360
  GT Global: Variable Growth & Income Fund......................................         1,584         29,472
  GT Global: Variable Latin America Fund........................................        11,823        200,394
  GT Global: Variable Telecommunications Fund...................................        30,280        557,154
  GT Global: Variable International Fund........................................         5,066         64,443
  GT Global: Variable Emerging Markets Fund.....................................         2,882         33,345
  GT Global: Variable Natural Resources Fund....................................         4,564         92,197
  GT Global: Variable Infrastructure Fund.......................................           634         10,360

--------------
* There were no investments of GT Global Investment Fund shares for the Variable Global Government Income Fund.

                 See accompanying independent auditors' report.

                                      D16

                SECURITY EQUITY SEPARATE ACCOUNT TWENTY-SIX AND
                 SECURITY EQUITY SEPARATE ACCOUNT TWENTY-SEVEN

                        CONDENSED FINANCIAL INFORMATION

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                                     ACCUMULATION
                                                                                  ACCUMULATION       UNIT VALUE:     TOTAL UNITS
                                                                                  UNIT VALUE:           END OF       OUTSTANDING,
                                                                              BEGINNING OF PERIOD*      PERIOD      END OF PERIOD
                                                                              --------------------   ------------   --------------
SEPARATE ACCOUNT TWENTY-SIX:
  Money Market Division...............................................  1997           N/A              12.26           15,631
                                                                        1996         12.00                N/A                0

  Variable Strategic Income Division..................................  1997         13.82              14.61           44,913
                                                                        1996         12.00              13.82            7,310

  Variable U.S. Government Income Division............................  1997         12.00              12.71            2,518

SEPARATE ACCOUNT TWENTY-SEVEN:
  Variable New Pacific Division.......................................  1997         15.43               8.96           28,896
                                                                        1996         11.95              15.43           59,302
                                                                        1995         12.00              11.95              677

  Variable Europe Division............................................  1997         15.34              17.42            8,163
                                                                        1996         12.00              15.34            4,437

  Variable America Division...........................................  1997         12.90              14.62            6,419
                                                                        1996         11.03              12.90            2,236
                                                                        1995         12.00              11.03              500

  Variable Growth & Income Division...................................  1997         12.00              13.88            2,116

  Variable Latin America Division.....................................  1997         13.23              14.94           13,385
                                                                        1996         12.00              13.23            8,332

  Variable Telecommunications Division................................  1997         13.27              14.99           37,030
                                                                        1996         11.27              13.27           31,391
                                                                        1995         12.00              11.27              500

  Variable International Division.....................................  1997         12.48              13.16            4,879
                                                                        1996         12.00              12.48            3,217

  Variable Emerging Markets Division..................................  1997         13.30              11.31            5,161
                                                                        1996         12.00              13.30            1,092

  Variable Natural Resources Division.................................  1997         13.60              13.59            6,760
                                                                        1996         12.00              13.60              106

  Variable Infrastructure Division....................................  1997         12.79              13.24              780
                                                                        1996         12.00              12.79              108

--------------
* At inception of Separate Account on September 7, 1995, except for the Variable Strategic Income Division, the Variable Europe Division, and the Variable Latin America Division, which commenced operations on January 30, 1996; the Variable Emerging Markets Division, which commenced operations on March 25, 1996; the Variable International Division, which commenced operations on April 9, 1996; the Money Market Division, which commenced operations on July 26, 1996; the Variable Natural Resources Division the Variable Infrastructure Division which commenced operations on August 26, 1996; the Variable Growth & Income Division which commenced operations on April 8, 1997; and the Variable U.S. Government Division which commenced operations on June 4, 1997.

                 See accompanying independent auditors' report.

                                      D17

                             INDEPENDENT AUDITORS' REPORT

The Board of Directors
Security Equity Life Insurance Company:

We have audited the accompanying balance sheets of Security Equity Life Insurance Company as of December 31, 1997 and 1996, and the related statements of operations, stockholder's equity, and cash flows for each of the years in the three-year period ended December 31, 1997. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Security Equity Life Insurance Company as of December 31, 1997 and 1996, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 1997, in conformity with generally accepted accounting principles.



April 10, 1998

                        SECURITY EQUITY LIFE INSURANCE COMPANY

                                    Balance Sheets

                              December 31, 1997 and 1996


----------------------------------------------------------------------------------------------------------------------------------
               ASSETS                                                        1997                          1996
----------------------------------------------------------------------------------------------------------------------------------
Bonds, at fair value                                                     $58,580,394                    58,058,439
Policy loans                                                               4,738,178                     5,081,949
Cash and cash equivalents                                                  4,519,584                     5,534,380
----------------------------------------------------------------------------------------------------------------------------------
          Total cash and invested assets                                  67,838,156                    68,674,768
Reinsurance benefits recoverable:
     Future policy benefits                                                5,575,381                     6,436,700
     Policy and contract claims                                            1,572,069                     2,048,247
Accrued investment income                                                  1,264,239                     1,230,483
Goodwill                                                                   1,269,661                     1,349,013
Deferred policy acquisition costs                                          1,766,875                     3,658,233
Value of business acquired                                                 2,467,000                     2,461,000
Deferred tax asset                                                         5,671,074                     3,403,349
Other assets                                                                 665,967                       877,289
Separate account assets                                                  290,409,444                   116,625,434
----------------------------------------------------------------------------------------------------------------------------------
          Total assets                                                  $378,499,866                   206,764,516
----------------------------------------------------------------------------------------------------------------------------------
     Liabilities and Stockholder's Equity
----------------------------------------------------------------------------------------------------------------------------------
Reserve for future policy benefits                                         3,426,250                     4,321,740
Policyholder account balances                                             47,594,304                    50,194,850
Policy and contract claims                                                   320,358                     1,494,338
Other policyholders' funds                                                    13,733                        21,723
Advance premiums                                                           3,733,433                     1,861,279
Other liabilities and accrued expenses                                     4,643,201                     6,622,653
Payable to affiliates                                                         41,307                        75,510
Separate account liabilities                                             290,409,444                   116,625,434
----------------------------------------------------------------------------------------------------------------------------------
          Total liabilities                                              350,182,030                   181,217,527
----------------------------------------------------------------------------------------------------------------------------------
Commitments and contingencies (note 10)
Stockholder's equity:
     Common stock, par value $25; 100,000 shares authorized,
          issued, and outstanding                                          2,500,000                     2,500,000
     Additional paid-in capital                                           27,447,892                    27,447,892
     Net unrealized gain on investments, net of taxes                      1,870,338                        59,112
     Retained deficit  (3,500,394)                                       (4,460,015)
----------------------------------------------------------------------------------------------------------------------------------
          Total liabilities and stockholder's equity                    $378,499,866                   206,764,516
----------------------------------------------------------------------------------------------------------------------------------
          Total stockholder's equity                                      28,317,836                    25,546,989
----------------------------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.

                        SECURITY EQUITY LIFE INSURANCE COMPANY

                                Statements of Operations

                     Years ended December 31, 1997, 1996, and 1995

----------------------------------------------------------------------------------------------------------------------------------
                                                                                   1997                 1996           1995
----------------------------------------------------------------------------------------------------------------------------------
Revenues:
     Premiums                                                                   $4,246,718           6,371,662      5,368,563
     Net investment income                                                       4,774,386           4,546,544      4,699,713
     Other income  9,357,336                                                     3,830,965           1,694,087
     Realized investment gains (losses)                                             93,385             313,185      (179,830)
----------------------------------------------------------------------------------------------------------------------------------
          Total revenues                                                        18,471,825          15,062,356     11,582,533
----------------------------------------------------------------------------------------------------------------------------------
Benefits and expenses:
     Policy benefits                                                             1,326,460           3,309,410      3,234,062
     Policy surrenders, net                                                      4,335,709           1,635,498      1,016,535
     Change in reserve for future policy benefits                              (3,202,870)         (1,893,195)    (2,791,166)
     Interest credited                                                           2,392,355           2,437,432      2,391,220
     Commissions, net of capitalized costs                                       2,370,739           1,403,608      1,283,902
     General and administrative expenses                                         5,412,113           4,795,193      4,966,525
     Amortization of goodwill                                                       79,356              79,356         79,356
     Accretion of value of business acquired, net                                  (6,000)            (20,000)       (28,000)
     Other expenses                                                              4,256,509           3,598,595      1,302,092
----------------------------------------------------------------------------------------------------------------------------------
          Total benefits and expenses                                           16,964,371          15,345,897     11,454,526
----------------------------------------------------------------------------------------------------------------------------------
          Income (loss) from operations before
             Federal income tax expense (benefit):                               1,507,454           (283,541)        128,007
----------------------------------------------------------------------------------------------------------------------------------
Federal income tax expense (benefit):
     Current                                                                     3,790,833              15,000            -
     Deferred                                                                  (3,243,000)             (92,000)        64,286
----------------------------------------------------------------------------------------------------------------------------------
          Total Federal income tax expense
            (benefit)                                                              547,833            (77,000)         64,286
          Net income (loss)                                                     $  959,621           (206,541)         63,721
----------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.

                        SECURITY EQUITY LIFE INSURANCE COMPANY

                          Statements of Stockholder's Equity

                    Years ended December 31, 1997, 1996, and 1995

-----------------------------------------------------------------------------------------------------------
                                                                   Net
                                                                unrealized
                                                   Additional  gain (loss) on                    Total
                                     Common         paid-in     investments,      Retained    stockholder's
                                      stock         capital     net of taxes      deficit        equity
-----------------------------------------------------------------------------------------------------------
Balance at December 31, 1994       $2,500,000     27,447,892     (4,061,215)    (4,317,195)    21,569,482
Net income                              -              -              -             63,721         63,721
Change in net unrealized gain
     (loss) on investments              -              -          6,051,347          -          6,051,347
-----------------------------------------------------------------------------------------------------------
Balance at December 31, 1995        2,500,000     27,447,892      1,990,132     (4,253,474)    27,684,550
Net loss                                -              -              -           (206,541)      (206,541)
Change in net unrealized gain
     (loss) on investments              -              -         (1,931,020)          -        (1,931,020)
-----------------------------------------------------------------------------------------------------------
Balance at December 31, 1996        2,500,000     27,447,892         59,112     (4,460,015)    25,546,989
Net gain                                -              -              -            959,621        959,621
Change in net unrealized gain
     (loss) on investments              -              -          1,811,226          -          1,811,226
-----------------------------------------------------------------------------------------------------------
Balance at December 31, 1997       $2,500,000     27,447,892      1,870,338     (3,500,394)    28,317,836
-----------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.

                        SECURITY EQUITY LIFE INSURANCE COMPANY

                               Statements of Cash Flows

                     Years ended December 31, 1997, 1996, and 1995

----------------------------------------------------------------------------------------------------------
                                                                    1997           1996           1995
----------------------------------------------------------------------------------------------------------
Cash flows from operating activities:
   Net income (loss)                                          $     959,621       (206,541)        63,721
   Adjustments to reconcile net income (loss) to net cash
      provided by (used in) operating activities:
        Change in:
          Reinsurance benefits ceded                              1,337,497        441,300      3,844,903
          Accrued investment income                                 (33,756)        48,733        (36,253)
          Other assets                                              211,321        372,746       (824,660)
          Deferred policy acquisition costs, net                  1,891,358     (2,186,479)    (1,471,754)
          Policy liabilities                                     (3,496,036)    (1,004,266)    (1,345,723)
          Policy and contract claims                             (1,173,980)      (682,499)    (2,880,980)
          Other policyholders' funds                                 (7,990)        (3,341)         2,425
          Federal income tax payable                                709,833         15,000       -
          Advance premiums                                        1,872,155        804,215        393,064
          Other liabilities and accrued expenses                 (2,669,279)     4,317,546        190,733
          Payable to affiliates                                     (34,203)        23,725        (17,141)
        Accretion of bond premiums, net                             130,011        189,350        221,543
        Deferred tax expense (benefit)                           (3,243,000)       (92,000)        64,286
        Net (gain) loss on sale of investments                      (93,385)      (313,185)       179,830
        Amortization of goodwill                                     79,356         79,356         79,356
        Accretion of value of business acquired                      (6,000)       (20,000)       (28,000)
----------------------------------------------------------------------------------------------------------
          Net cash provided by (used in)
           operating activities                                  (3,566,477)     1,783,660     (1,564,650)
----------------------------------------------------------------------------------------------------------
Cash flows from investing activities:
   Purchase of investments                                       (6,925,121)   (12,790,361)   (17,056,300)
   Sale or maturity of investments                                9,153,009     15,141,063     19,355,372
   Increase in policy loans, net                                    343,771       (557,046)      (893,507)
----------------------------------------------------------------------------------------------------------
           Net cash provided by investing activities              2,571,659      1,793,656      1,405,565
----------------------------------------------------------------------------------------------------------
Cash flows from financing activities:
   Policyholder account balances:
      Deposits on interest-sensitive life contracts             147,698,966     48,448,968     18,382,186
      Transfers to separate account for
        interest-sensitive life contracts, net                 (147,718,944)   (48,468,986)   (27,178,119)
----------------------------------------------------------------------------------------------------------
          Net cash used in financing activities                     (19,978)       (20,018)    (8,795,933)
----------------------------------------------------------------------------------------------------------
          Net increase (decrease) in cash and cash
           equivalents                                           (1,014,796)     3,557,298     (8,955,018)
Cash and cash equivalents at beginning of year                    5,534,380      1,977,082     10,932,100
----------------------------------------------------------------------------------------------------------
Cash and cash equivalents at end of year                      $   4,519,584      5,534,380      1,977,082
----------------------------------------------------------------------------------------------------------
Supplemental disclosure of cash flow information -
   taxes paid                                                 $   3,081,000          -             20,000
----------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


                        SECURITY EQUITY LIFE INSURANCE COMPANY

                            Notes to Financial Statements

                              December 31, 1997 and 1996

--------------------------------------------------------------------------------
(1)  GENERAL INFORMATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Security Equity Life Insurance Company (SELIC or the Company) is a wholly owned subsidiary of General American Life Insurance Company (General American or the Parent). On December 31, 1993, Security Mutual Life Insurance Company of New York (Security Mutual) sold 100% of the Company's stock to General American, as approved by the State of New York Department of Insurance.

     In 1986, the Company commenced direct writing of universal life and term business, and in 1987 began marketing a single premium whole life policy. In 1984, the Company began assuming single premium deferred annuity (SPDA) and other insurance business through reinsurance agreements with Security Mutual. The SPDA and ordinary life insurance blocks of business were recaptured by Security Mutual in 1992.

     SELIC is licensed in 40 states and the District of Columbia. Insurance operations have generally been limited to the sale of individual life insurance products (term and universal life) made through the general agency system, including career agents and brokers.

     With the sale of SELIC by Security Mutual to General American, SELIC's activities have been redirected to serving the insurance needs of publicly held corporations and New York state residents. Additionally, SELIC focuses on accessing numerous and alternative distribution channels in addition to a general agency system. SELIC markets Corporate Owned Life Insurance (COLI) primarily through specially designed variable products.

     The acquisition of Security Equity by General American was accounted for as a purchase transaction and, accordingly, the purchase price was allocated to the assets and liabilities acquired based upon the fair market value of such assets and liabilities at the date of acquisition. These allocations have been reflected, or "pushed down," in the financial statements of the Company. The total purchase price of $19,947,892 was allocated among the fair value of tangible net assets of $15,997,813, value of business acquired of $2,363,000, and goodwill of $1,587,079 at the date of acquisition.

     The accompanying financial statements are prepared on the basis of generally accepted accounting principles. The preparation of financial statements requires the use of estimates by management which affect the amounts reflected in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies of the Company are as follows:

     (A)  RECOGNITION OF POLICY REVENUE AND RELATED EXPENSES

          Policy revenue recognition varies depending upon the type of insurance product. For traditional life products with fixed and guaranteed premiums and benefits, such as whole life and term insurance policies, premiums are recognized when due. Benefits and other expenses


                                                                     (Continued)
          of these products are associated with earned premiums and other sources of earnings so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for liabilities for future benefits and the deferral and amortization of policy acquisition costs. Premiums collected on universal life-type policies are reported as deposits to the policyholder account balance and not as income to SELIC. Income to SELIC on these policies consists of the assessments for mortality costs, surrenders, and expenses.

     (B)  INVESTMENT SECURITIES

          At December 31, 1997 and 1996, all long-term securities are carried at fair value with the unrealized gain (loss), net of tax impact, being reflected as a separate component of stockholder's equity as the Company considers all long-term securities as available-for-sale. Short-term investments are carried at cost which approximates fair value. Policy loans are valued at aggregate unpaid balances. The fair value of policy loans is assumed to equal the carrying value because the loans have no fixed maturity date and, therefore, it is not practicable to determine a fair value.

          Realized gains or losses on the sale of securities are determined on the basis of specific identification and include the impact of any related amortization of premium or accretion of discount which is generally computed consistent with the interest method.

     (C)  VALUE OF  BUSINESS ACQUIRED

          Value of business acquired (VOBA) represents the present value of future profits resulting from the acquisition of insurance policies in a purchase transaction. VOBA is amortized in proportion to the estimated premiums or gross profits, depending on the type of contract, with accretion of interest on the unamortized discounted balance. In 1997, 1996 and 1995, amortization of VOBA was $134,000, $121,000 and $112,000, and the accretion of interest on the unamortized balance was $140,000, $141,000 and $140,000, respectively. The carrying value of VOBA is periodically evaluated to ascertain recoverability from future operations. Impairment would be recognized in current operations when determined.

     (D)  GOODWILL

          Goodwill, representing the excess of purchase price over the fair value of assets acquired, is amortized on a straight-line basis over 20 years. The carrying value of goodwill is periodically evaluated to ascertain recoverability from future operations. Impairment would be recognized in current operations when determined.

     (E)  RESERVE FOR FUTURE POLICY BENEFITS

          Liabilities for future benefits on life policies are established in amounts adequate to meet the estimated future obligations on policies in force. Liabilities for future policy benefits on certain life insurance policies are computed using the net level premium method and are based upon assumptions as to future investment yield, mortality, and withdrawals. Mortality


                                                                   (Continued)
          and withdrawal assumptions for all policies have been based on various actuarial tables which are consistent with the Company's own experience. Liabilities for future benefits on certain long-duration life insurance contracts are carried at accumulated policyholder values.

     (F)  FEDERAL INCOME TAXES

          The Company is taxed as a life insurance company under the Deficit Reduction Act of 1984. The Company establishes deferred taxes under the asset and liability method of SFAS No. 109, ACCOUNTING FOR INCOME TAXES, and deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under SFAS No. 109, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

          The Company filed its federal income tax return on a consolidated basis with Security Mutual prior to 1994. The Company will file its federal income tax return as a separate entity for 1997, consistent with 1996 and 1995.

     (G)  REINSURANCE

          Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on a basis consistent with terms of the risk transfer reinsurance contracts. Premiums ceded to other companies have been reported as a reduction of premium income. Amounts applicable to reinsurance ceded for future policy benefits and claim liabilities have been reported as assets for these items, and commissions and expense allowances received in connection with reinsurance ceded have been accounted for in income as earned over the anticipated reinsurance contract life. Reinsurance does not relieve the Company from its primary responsibility to meet claim obligations.

     (H)  DEFERRED POLICY ACQUISITION COSTS

          The costs of acquiring new business, which vary with and are primarily related to the production of new business, have been deferred to the extent that such costs are deemed recoverable from future premiums. Such costs may include commissions, as well as certain costs of policy issuance and underwriting. In 1997, 1996 and 1995, the Company deferred $226 thousand, $2.4 million and $1.5 million, respectively, in acquisition costs related to interest sensitive products and recognized amortization of $590,000, $168,000 and $12,000, respectively, based on the estimated gross profits of the underlying business. During 1997 a policyholder utilized their "free-look" provision of their variable life contract written in 1996 which resulted in the return of approximately $13 million in contract deposits to the policyholder. Additionally, the Company wrote off $1.5 million of related deferred acquisition costs associated with the contract which were capitalized in 1996.


                                                                    (Continued)

--------------------------------------------------------------------------------

     (I)  SEPARATE ACCOUNT BUSINESS

          The assets and liabilities of the separate account represent segregated funds administered and invested by the Company for purposes of funding variable life insurance contracts for the exclusive benefit of variable life insurance contract holders. The Company receives administrative fees from the separate account and retains varying amounts of withdrawal charges to cover expenses in the event of early withdrawals by contract holders. The assets and liabilities of the separate account are carried at market value.

     (J)  FAIR VALUE DISCLOSURES

          Fair value disclosures are required under SFAS No. 107, DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS. Such fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could significantly affect the estimates and such estimates should be used with care. The following assumptions were used to estimate the fair market value of each class of financial instrument for which it was practicable to estimate fair value:

          INVESTED ASSETS - Fixed maturities (Bonds) are valued using quoted market prices, if available. If quoted market prices are not available, fair value is estimated using quoted market prices of similar securities. The carrying value of policy loans approximates fair value.

          POLICYHOLDER ACCOUNT BALANCES - The fair value of policyholder account balances is equal to the discounted estimated future cash flows using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. The carrying value approximates fair value at December 31, 1997 and 1996.

          CASH AND SHORT-TERM INVESTMENTS - The carrying amount is a reasonable estimate of fair value.

     (K)  CASH AND CASH EQUIVALENTS

          For purposes of reporting cash flows, cash and cash equivalents represent demand deposits and highly liquid short-term investments, which include U.S. Treasury bills, commercial paper, and repurchase agreements with original or remaining maturities of 90 days or less when purchased.

     (L)  RECLASSIFICATION

          Certain amounts in the 1995 and 1996 financial statements have been reclassified to conform to the 1997 presentation.


                                                                     (Continued)

--------------------------------------------------------------------------------

     (2)  INVESTMENTS

     The sources of net investment income (principally interest) follow:

          ---------------------------------------------------------------------------------------------------------
                                                                               1997           1996           1995
          ---------------------------------------------------------------------------------------------------------
          Bonds                                                            $4,161,182      4,291,428      4,458,159
          Short-term investments                                              278,606         75,110         43,781
          Policy loans and other                                              409,406        260,276        294,298
          ---------------------------------------------------------------------------------------------------------
                                                                            4,849,194      4,626,814      4,796,238
          ---------------------------------------------------------------------------------------------------------
          Investment expenses                                                  74,808         80,270         96,525
          ---------------------------------------------------------------------------------------------------------
                    Net investment income                                  $4,774,386      4,546,544      4,699,713
          ---------------------------------------------------------------------------------------------------------

          The amortized cost and estimated fair value of bonds at December 31, 1997 and 1996 are shown below. Fair value is based upon market prices obtained from independent pricing services.


          ---------------------------------------------------------------------------------------------------------
                                                                                     1997
          ---------------------------------------------------------------------------------------------------------

                                                                              Gross          Gross        Estimated
                                                            Amortized       unrealized     unrealized       fair
                                                               cost           gains          losses         value
          ---------------------------------------------------------------------------------------------------------
          Government obligations (including
            obligations guaranteed by the
            U.S. government)                               $ 6,387,244        369,801            148      6,756,897
          Corporate securities                              36,700,238      2,523,621        153,514     39,070,345
          Mortgage-backed securities                        12,615,469        323,476        185,793     12,753,152
          ---------------------------------------------------------------------------------------------------------
                                                           $55,702,951      3,216,898        339,455     58,580,394
          ---------------------------------------------------------------------------------------------------------
          ---------------------------------------------------------------------------------------------------------

                                                                     (Continued)

--------------------------------------------------------------------------------

          ---------------------------------------------------------------------------------------------------------
                                                                                     1996
          ---------------------------------------------------------------------------------------------------------

                                                                              Gross          Gross        Estimated
                                                            Amortized       unrealized     unrealized       fair
                                                               cost           gains          losses         value
          ---------------------------------------------------------------------------------------------------------
          Government obligations (including
            obligations guaranteed by the
            U.S. government)                               $ 3,962,315        127,349          6,292      4,083,372
          Corporate securities                              40,917,820      1,299,830        902,482     41,315,168
          Mortgage-backed securities                        13,087,363         29,539        457,003     12,659,899
          ---------------------------------------------------------------------------------------------------------
                                                           $57,967,498      1,456,718      1,365,777     58,058,439
          ---------------------------------------------------------------------------------------------------------
          ---------------------------------------------------------------------------------------------------------

          The amortized cost and estimated fair value of bonds at December 31, 1997 by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

          ---------------------------------------------------------------------------------------------------------
                                                                                          Estimated
                                                                           Amortized        market
                                                                              cost          value
          ---------------------------------------------------------------------------------------------------------
          Due in one year or less                                         $     -              -
          Due after one year through five years                             3,096,420      3,117,591
          Due after five years through ten years                            6,774,376      7,001,455
          Due after ten years                                              33,216,686     35,708,197
          Mortgage-backed securities                                       12,615,469     12,753,151
          ---------------------------------------------------------------------------------------------------------
                                                                          $55,702,951     58,580,394
          ---------------------------------------------------------------------------------------------------------

          Proceeds from the sale, call, and maturity of investments in bonds during 1997, 1996, and 1995 were $9,153,009, $15,141,063, and
          $19,355,372, respectively.  Gross gains of $346,842, $381,856, and
          $428,522 and gross losses of $253,457, $68,671, and $608,352 were realized on those sales in 1997, 1996, and 1995, respectively.

          The Company has bonds on deposit with various state insurance departments with an amortized cost of approximately $2,387,000 and $2,411,000 at December 31, 1997 and 1996, respectively.

     (3)  REINSURANCE

          The Company reinsures certain risks with other insurance companies as the Company sets a maximum retention amount (currently $125,000) to help reduce the loss on any single policy.


                                                                   (Continued)

--------------------------------------------------------------------------------
          Premiums and related reinsurance amounts for the years ended December 31, 1997, 1996, and 1995 as they relate to transactions with affiliates are summarized as follows:

          ---------------------------------------------------------------------------------------------------------
                                                               1997           1996            1995
          ---------------------------------------------------------------------------------------------------------
          Reinsurance transactions with affiliates:
              Reinsurance premiums ceded                    $1,489,006      1,632,262      1,956,568
              Policy benefits ceded                            (23,067)     1,397,188        305,947
          ---------------------------------------------------------------------------------------------------------

          Premiums and related reinsurance amounts for the years ended
          December 31, 1997, 1996, and 1995 as they relate to transactions with nonaffiliates are summarized as follows:

          ---------------------------------------------------------------------------------------------------------
                                                               1997           1996           1995
          ---------------------------------------------------------------------------------------------------------
          Reinsurance transactions with nonaffiliates:
              Reinsurance premiums ceded                    $5,352,578      5,744,060      5,489,407
              Policy benefits ceded                            463,458      3,824,327      2,682,132
          ---------------------------------------------------------------------------------------------------------

          The Company remains contingently liable with respect to any reinsurance ceded and would become actually liable if the assuming company was unable to meet its obligations under the reinsurance treaty.

(4)       FEDERAL INCOME TAXES

          A reconciliation of the Company's "expected" federal income tax expense (benefit), computed by applying the federal U.S. corporate tax rate of 35% to income (loss) from operations before federal income tax expense (benefit), is as follows (in thousands of dollars):

          ---------------------------------------------------------------------------------------------------------
                                                                  1997            1996           1995
          ---------------------------------------------------------------------------------------------------------
          Computed "expected" tax expense (benefit)               $528            (99)            45
          Amortization of intangibles, net                          26             21             18
          Other, net                                                (6)             1              1
          ---------------------------------------------------------------------------------------------------------
                    Federal income tax expense (benefit)          $548            (77)            64
          ---------------------------------------------------------------------------------------------------------


                                                                   (Continued)

          The tax effects of temporary differences that give rise to significant portions of deferred tax assets and liabilities at December 31, 1997 and 1996 are presented below (in thousands of dollars):

          ---------------------------------------------------------------------------------------------------------
                                                                 1997            1996
          ---------------------------------------------------------------------------------------------------------
          Deferred tax assets:
            Policy acquisition costs                            $4,897          1,746
            Reserves                                             3,380          1,694
            Capital loss carryforward                              101            148
            Other, net                                           1,307            685
          ---------------------------------------------------------------------------------------------------------
                    Total gross deferred tax assets              9,685          4,273
          Less valuation allowance                                 -              -
          ---------------------------------------------------------------------------------------------------------
                    Net deferred tax assets                      9,685          4,273
          ---------------------------------------------------------------------------------------------------------
          Deferred tax liabilities:
            Investments                                          1,023             80
            Other, net                                           2,991            790
          ---------------------------------------------------------------------------------------------------------
                    Total gross deferred tax liabilities         4,014            870
          ---------------------------------------------------------------------------------------------------------
                    Net deferred tax asset                      $5,671          3,403
          ---------------------------------------------------------------------------------------------------------


          On December 31, 1993, General American purchased 100% of the Company. Pursuant to the acquisition, the election was made under Internal Revenue Code Section 338(h)(10) to treat the purchase of stock as a purchase of assets for tax purposes. As a result, a revaluation of the tax bases of the Company's assets and liabilities was made in connection with the acquisition.

          The Company believes that a valuation allowance with respect to the realization of the total gross deferred tax asset is not necessary.
          In assessing the realization of deferred tax assets, the Company considers whether it is more likely than not that the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Although the Company has a limited history of earnings, its Parent does have a long history of earnings. Pursuant to Internal Revenue Service regulations, the Company cannot file a consolidated tax return with its Parent until five years following the acquisition. However, after five years, the Company will be able to file a consolidated tax return with its Parent, and realization of the gross tax asset will not be dependent solely on the Company's ability to generate its own taxable income. General American has a proven history of earnings and it appears more likely than not that the Company's gross deferred tax asset will ultimately be fully realized.

          The Company filed its federal income tax return on a consolidated
          basis with Security Mutual prior to 1994.   In connection with the
          Company's transfer of stock ownership, Security Mutual agreed to assume all unpaid tax liability incurred prior to the date of sale.


                                                                    (Continued)

--------------------------------------------------------------------------------
     (5)  RELATED-PARTY TRANSACTIONS

          The Company purchases certain administrative services from General American. Charges for services performed are based upon personnel and other costs involved in providing such services. The expenses incurred for these services were $578,000, $529,000, and $463,200 for 1997, 1996, and 1995, respectively.

          Effective January 1, 1994, the Company entered into an administrative service agreement with Security Mutual. Under the agreement, Security Mutual provides for the administration of policies issued through December 31, 1993. The expenses incurred for these services were $1,467,364, $1,621,268, and $1,842,320 for 1997, 1996, and 1995,
          respectively.

          On November 18, 1997, General American elected to surrender their existing VUL policy which was purchased from the Company in November 1996. General American incorporated the cash value from their surrendered policy of $2,965,211 with an additional contribution of $37,400,000 to purchase another VUL policy with the Company totaling $40,365,211.

     (6)  PENSION, INCENTIVE, AND HEALTH AND LIFE INSURANCE BENEFIT PLANS

          Associates of SELIC participate in a noncontributory multi-employer defined benefit pension plan jointly sponsored by SELIC and General American. The benefit is accrued are based on the number of years of service and compensation level of each participant. No pension expense was recognized in 1997, 1996, and 1995 due to overfunding of the plan.

          In addition, in 1995 SELIC adopted an associate bonus plan applicable to full-time exempt associates. Bonuses are based on an economic value-added model prepared annually by the Company. Total bonuses accrued to Company employees were $302,000 and $144,000 in 1997 and 1996, respectively.

          In order to attract and retain highly qualified Non-Employee Directors, the Company enacted an arrangement under which Non-Employee Directors may elect to reduce their current Director's Compensation in exchange for future benefits. This plan, known as the Security Equity Deferred Compensation Plan for Non-Employee Directors, was adopted and effective as of April 15, 1995. The deferred liabilities were $222,000, $117,000, and $43,000 in 1997, 1996, and 1995, respectively.

          SELIC provides for certain health care and life insurance benefits for retired employees in accordance with Statement of Financial Accounting Standards No. 106, EMPLOYER'S ACCOUNTING FOR POSTRETIREMENT BENEFITS OTHER THAN PENSIONS (SFAS No. 106). SFAS No. 106 requires the Company to accrue the estimated cost of retiree benefit payments during the years the employee provides services.

          SFAS No. 106 allows recognition of the cumulative effect of the liability in the year of the adoption or the amortization of the transition obligation over a period of up to 20 years. The Company has elected to recognize the initial postretirement benefit obligation of approximately $16,427 over a period of 20 years. The unrecognized initial postretirement benefit obligation was approximately $13,084 and $13,962 at December 31, 1997 and 1996, respectively. The net periodic post-retirement benefit cost for the years ended December 31, 1997, 1996, and 1995 was $6,600, $8,490, and $6,711, respectively.
          This includes expected costs of benefits for newly eligible or vested employees, interest costs, gains and losses from differences between actuarial and actual experience, and amortization of the initial postretirement benefit obligation. The accumulated post-retirement benefit obligation was approximately $27,564 and $28,981 at December 31, 1997 and 1996, respectively. The discount rate used in determining the accumulated postretirement benefit obligation was 7.25% for all years. The health care cost trend rates were 8% for the Indemnity Plan, the HMO Plan, and Dental Plan. These rates were graded to 5.0% over the next 13 years. A one percentage point increase in the assumed health care cost trend rates would increase the


                                                                    (Continued)

--------------------------------------------------------------------------------
          December 31, 1997 accumulated postretirement obligation by $4,165, and the estimated service cost and interest cost components of the net periodic postretirement benefit cost for 1997 by $908.

     (7)  STATUTORY FINANCIAL INFORMATION

          The Company is subject to financial statement filing requirements of the State of New York Department of Insurance, its state of domicile, as well as the states in which it transacts business. Such financial statements, generally referred to as statutory financial statements, are prepared on a basis of accounting which varies in some respects from generally accepted accounting principles (GAAP). Statutory accounting principles include: (1) charging of policy acquisition costs to income as incurred; (2) establishment of a liability for future policy benefits computed using required valuation standards which may vary in methodology utilized; (3) nonprovision of deferred federal income taxes resulting from temporary differences between financial reporting and tax bases of assets and liabilities; (4) recognition of statutory liabilities for asset impairments and yield stabilization on fixed maturity dispositions prior to maturity with asset valuation reserves based on statutorily determined formulae and interest stabilization reserves designed to level yields over their original purchase maturities; (5) deferred premiums provided for statutory mean reserves; (6) annuity contract deposits represent funds deposited by policyholders and are included in premiums or contract charges; (7) non-recognition of certain assets as nonadmitted through a direct charge to surplus; and (8) valuation of investments in bonds at amortized cost.

          The stockholder's equity (surplus) and net gain/(loss) of the Company at December 31, 1997, 1996, and 1995, as determined using statutory accounting practices, is summarized as follows:

          ---------------------------------------------------------------------------------------------------------
                                                                              1997           1996           1995
          ---------------------------------------------------------------------------------------------------------
               Surplus as reported to regulatory authorities              $13,420,004     12,441,081     15,125,968
               Net gain/(loss) as reported to regulatory authorities        1,090,966     (2,778,942)    (1,465,539)
          ---------------------------------------------------------------------------------------------------------


     (8)  DIVIDEND RESTRICTIONS

          Dividend payments by the Company are restricted by state insurance laws as to the amount that may be paid as well as requiring the prior notice and approval of the State of New York Department of Insurance. The Company did not pay a dividend in 1997, 1996, or 1995.

     (9)  RISK-BASED CAPITAL

          The insurance departments of various states, including the Company's domiciliary state of New York, impose risk-based capital (RBC) requirements on insurance enterprises. The RBC calculation serves as a benchmark for the regulation of life insurance companies by state insurance regulators. The requirements apply various weighted factors to financial balances or activity levels based on their perceived degree of risk.


                                                                    (Continued)

--------------------------------------------------------------------------------
          The RBC guidelines define specific capital levels where action by the Company or regulatory authorities is required based on the ratio of a company's actual total adjusted capital (sum of capital and surplus and asset valuation reserve) to control levels determined by the RBC formula. At December 31, 1997, the Company's actual total adjusted capital was well in excess of minimum levels which would require action by the Company or regulatory authorities under the RBC formula.

     (10) COMMITMENTS AND CONTINGENCIES

          The Company leases certain of its facilities under noncancellable leases which expire in August 1998. The future minimum lease obligations under the terms of the leases are summarized as follows:

          --------------------------------------------------------------------
          Year ended December 31, 1998                         $58,600
          --------------------------------------------------------------------

          Rent expense totaled approximately $86,700, $82,700, and $83,900 in 1997, 1996, and 1995, respectively.

PART C
                              OTHER INFORMATION



Item 24. Financial Statements and Exhibits
             (a) Financial Statements

         All required financial statements are included in Part B of this Registration Statement
             (b) Exhibits

         (1) -- Resolutions of the Board of Directors of Security Equity Life Insurance Company ("Security Equity") establishing the Separate Account. 1
         (2) --  Not Applicable
         (3) (a)-- Distribution Agreement.  2
             (b)-- Agency (Selling) Agreement. 2
         (4) (a)-- Form of variable annuity contract 6000531. 4
             (b)-- Form of individual retirement account endorsement 6090031. 4
         (5) --  Form of Contract Application. 2
         (6) (a)-- Certificate of Incorporation of Security Equity. 1
             (b)-- By-laws of Security Equity. 1
         (7) --  Not applicable
         (8) -- Participation Agreement.  2
         (9) -- Opinion and Consent of Counsel. 1
         (10)-- Consent of Independent Accountants.
         (11)-- No financial statements are omitted from item 23.
         (12)-- Not applicable
         (13)-- Not applicable

         (14)-- Powers of attorney for Security Equity Life Insurance Company Directors Richard A. Liddy, Edwin Trusheim, Virginia V. Weldon, Ted C. Wetterau, Carson E. Beadle, David D. Holbrook, Stanley Goldstein, James R. Elsesser, Bernard H Wolzenski, Leonard M. Rubenstein, A. Greig Woodring, William C. Thater. 1 Willard N. Archie 3


         1 Incorporated herein by reference to the initial Registration Statement (file no. 33-87248) filed on 9 December 1994.


         2 Incorporated herein by reference to Pre-Effective Amendment No. 1 (file no. 33-87248) filed on 14 April 1995.

         3 Incorporated herein by reference to Post-Effective Amendment No. 1 (file 33-87144) filed on 29 April 1996.

         4 Incorporated herein by reference to Post-Effective Amendment No. 2 (file 33-87248) filed on 25 April 1997.

Item 25.  Directors and Officers of the Depositor



OFFICER'S NAME AND PRINCIPAL                 POSITIONS AND OFFICES
     BUSINESS ADDRESS*                           WITH DEPOSITOR
Ralph H. Gorter                              Second Vice President

Judith A. Maron                              Second Vice President

Richard A. Leifels                           Second Vice President and
                                             Controller

William C. Thater                            President and Director


Matthew P. McCauley                          Secretary and
General American Life                        and General Counsel
  Insurance Company
700 Market Street
St. Louis, MO   63101



* The principal business address of each person listed is Security Equity Life Insurance Company, 84 Business Park Drive, Suite 303, Armonk, New York 10504, unless otherwise indicated.

DIRECTORS                                    POSITIONS AND OFFICES
                                                 WITH DEPOSITOR
Willard N. Archie                            Director
Mitchell, Titus & Company
One Battery Park Plaza
New York, New York 10004-1461

Carson E. Beadle                             Director
Carson E. Beadle, Inc.
750 Park Avenue, Apt. 14E
New York, New York   10021

James R. Elsesser                            Director
Ralston Purina Company
Checkerboard Square
St. Louis, Missouri   63164

Stanley Goldstein                            Director
Goldstein, Golub, Kessler & Company
New York, New York   10036

David D. Holbrook                            Director
J&H, Marsh & McLennan, Inc.
1166 Avenue of the Americas
New York, New York   10036

Richard A. Liddy                             Director
General American Life Insurance Company
700 Market Street
St. Louis, Missouri   63101

Leonard M. Rubenstein                        Director
Conning Asset Management Company
700 Market Street
St. Louis, Missouri   63101

William C. Thater                            Director and President
Security Equity Life Insurance Company
84 Business Park Drive, Suite 303
Armonk, New York   10504

H. Edwin Trusheim                            Director
General American Life Insurance Company
700 Market Street
St. Louis, Missouri   63101



Directors                                    Positions and Offices
                                               with Depositor
Virginia V. Weldon, M.D.                     Director
212 Carlyle Lake
St. Louis, Missouri 63141

Ted C. Wetterau                              Director
Wetterau Associates, L.L.C.
8112 Maryland Avenue, Suite 250
St. Louis, Missouri 63105

Bernard H Wolzenski                          Director
General American Life Insurance Company
13045 Tesson Ferry Road
St. Louis, Missouri   63101

A. Greig Woodring                            Director
Reinsurance Group of America, Inc.
660 Mason Ridge Center Drive, Suite 300
St. Louis, Missouri   63141

Item 26.Persons Controlled by or Under Common Control With the Depositor or Registrant

The Depositor, Security Equity Life Insurance Company ("Security Equity"), is under common control with the following companies, all of which are controlled by General American Life Insurance Company ("General American"):


General American Mutual Holding Company:  a mutual holding company.


   GenAmerica Corporation: formed to hold all of the stock of General American Life Insurance Company.


      Walnut Street Securities, Inc.: wholly-owned, third-tier subsidiary engaged in the process of selling variable life insurance and variable annuities and other securities.


         Walnut Street Advisers, Inc.: wholly-owned subsidiary of Walnut Street Securities engaged in the business of giving investment advice.


         WSS Insurance Agencies (Alabama, Massachusetts, Ohio, Texas), Inc.: formed to act as insurance agencies.


      Collaborative Strategies, Inc.: wholly-owned business management consulting company.


      GenAmerica Capital I: Wholly-owned Delaware trust formed for the purpose of issuing securities as an investment vehicle for GenAmerica Corporation.


      Missouri Reinsurance (Barbados), Inc.: wholly-owned Barbados exempt life, accident and health reinsurance company.


      General American Life Insurance Company: an insurance company selling life and health insurance and pensions.


         Cova Corporation: wholly-owned subsidiary formed to own the former Xerox Life companies.

         Cova Financial Services Life Insurance Company: wholly-owned by Cova Corporation, engaged in the business of selling annuities and life insurance.


               First Cova Life Insurance Company: wholly-owned by Cova Financial Services Life Insurance Company, engaged in the sale of life insurance in New York.


               Cova Financial Life Insurance Company: wholly-owned by Cova Financial Services Life Insurance Company, engaged in the sale of life insurance and annuities in California.


            Cova Life Management Company: wholly-owned by Cova Corporation. Employer of the individuals operating the Cova companies.


               Cova Investment Advisory Corporation: wholly-owned by Cova Life Management Company. Intended to provide investment advice to Cova Life insureds and annuity owners.


               Cova Investment Allocation Corporation: wholly-owned by Cova Life Management Company. Intended to provide advice on allocation of premiums to Cova Life insureds and annuity owners.


               Cova Life Sales Company: wholly-owned by Cova Life Management Company. Broker-dealer established to supervise sales of Cova Life contracts.


               Cova Life Administration Services Company: 49% owned by Cova Life Management Company. Provides administrative services for Cova annuities. (51% owned by Genelco Incorporated.)


         General Life Insurance Company: wholly-owned subsidiary, domiciled in Texas, engaged in the business of selling life insurance and annuities.

         General Life Insurance Company of America: wholly-owned subsidiary, domiciled in Illinois, engaged in the business of selling life insurance and annuities.


         Paragon Life Insurance Company: wholly-owned subsidiary engaged in employer sponsored sales of life insurance.


         Equity Intermediary Company: wholly-owned subsidiary holding company formed to own stock in subsidiaries.


            Reinsurance Group of America, Incorporated: subsidiary, of which approximately 64% is owned by Equity Intermediary and the balance by the public.


                 RGA Sudamerica S.A.: Chilean subsidiary, of which all but one share is owned by RGA and one share is owned by RGA Reinsurance Company, existing to hold Chilean reinsurance operations.


                     BHIF America Sequros de Vida S.A.: Chilean subsidiary, of which 50% is owned by RGA Sudamerica S.A. and 50% is owned by Chilean interests, engaged in business as a life/annuity insurer.


                     RGA Reinsurance Company Chile S.A.: 100% owned by RGA, engaged in business of reinsuring life and annuity business of BHIF America.


                 Manantial Sequros de Vida S.A.: Argentinean subsidiary 100% owned by RGA, engaged in business as a life, annuity, disability and survivorship insurer.


                 RGA Reinsurance Company: subsidiary of Reinsurance Group of America engaged in the reinsurance business.

                 Fairfield Management Group, Inc. (fka Great Rivers Holding Company): 100% owned subsidiary.


                        Reinsurance Partners, Inc. (fka Adrian Baker Reinsurance Intermediaries, Inc.): wholly-owned subsidiary of Fairfield Management Group, Inc., engaged in business as a reinsurance brokerage company.


                        Great Rivers Reinsurance Management, Inc.: wholly-owned subsidiary of Fairfield Management Group, Inc., acting as a reinsurance manager.


                        RGA (U.K.) Underwriting Agency Limited: 80% owned by Fairfield Management Group, Inc.


                  RGA Reinsurance Company (Barbados) Ltd.: subsidiary of Reinsurance Group of America, Incorporated formed to engage in the exempt insurance business.


                     RGA/Swiss Financial Group, L.L.C.: 40% owned subsidiary formed to market and manage financial reinsurance business to be assumed by RGA Reinsurance Company.


                  RGA International Ltd.: a New Brunswick corporation wholly-owned by Reinsurance Group of America, existing to hold Canadian reinsurance operations.


                     RGA Canada Management Company, Ltd.: a New Brunswick corporation wholly-owned by G.A. Canadian Holdings, existing to accommodate Canadian investors.

                     RGA Life Reinsurance Company of Canada: wholly-owned by RGA Canada Management Company, Ltd.


               RGA Holdings Limited: holding company formed in the United Kingdom to own two operating companies: RGA Managing Agency Limited and RGA Capital Limited.


                  RGA Managing Agency Limited: company has applied to Lloyd's of London for registration as a managing agent or underwriter.


                  RGA Capital Limited: company has applied to Lloyd's of London for admission as the sole corporate member of a new Lloyd's syndicate which will underwrite accident and health business.


               RGA Insurance Company (Bermuda) Limited: subsidiary formed to engage in insurance business.


               RGA Australian Holdings Pty Limited: holding company formed to own RGA Reinsurance Company of Australia Limited.


                  RGA Reinsurance Company of Australia Limited: formed to reinsure the life, health and accident business of non-affiliated Australian insurance companies.


            Security Equity Life Insurance Company: wholly-owned subsidiary, domiciled in New York, engaged in the business of selling life insurance and annuities.


            General American Holding Company: wholly-owned subsidiary owning non-insurance subsidiaries.


               Conning Corporation: 63% owned, second-tier subsidiary formed to own the Conning companies (with the remainder owned by the public).

                  Conning, Inc.: a holding company organized under Delaware law.


                     Conning & Company: a Connecticut corporation engaged in providing asset management and investment advisory services as well as insurance research services.


                        Conning Asset Management Company: a Missouri corporation engaged in providing investment advice.


               Consultec, Inc.: wholly-owned, second-tier subsidiary engaged in providing data processing services for government entities.


               Genelco Incorporated: wholly-owned, second-tier subsidiary engaged in the sale of computer software and in providing third party administrative services.


                  International Underwriting Services, Incorporated: 88.3% owned by Genelco. Provides third party underwriting services to insurance companies.


                  Genelco de Mexico: 99% owned by Genelco Incorporated, engaged in licensing of Genelco software products in Latin America.


                  Genelco Software, S.A.: 99% owned by Genelco Incorporated, engaged in licensing of Genelco software products in Spain.


                  Cova Life Administration Services Company: 51% owned. Provides administrative services for Cova annuities. (49% owned by Cova Life Management Company.)


               Red Oak Realty Company: wholly-owned, second-tier subsidiary formed for the purpose of investing in and operating real estate.

               GenMark Incorporated: wholly-owned, second-tier subsidiary company acting as distribution company.


                  Stan Mintz Associates, Inc.: wholly-owned subsidiary purchased to maintain a significant marketing presence in the Madison, Wisconsin area upon the retirement of General Agent Stan Mintz.


               White Oak Royalty Company: wholly-owned, second-tier subsidiary formed to own mineral interests.


            Symbience, L.L.C.: 60% owned by General American; administers notification, billing, and collection of insurance premiums for group employee welfare benefit plans.


Mutual funds associated with General American Life Insurance Company:


            General American Capital Company


            The Walnut Street Funds, Inc.





Item 27.  Number of Contract Owners as of March 23, 1998:  37



Qualified           3
Non-Qualified      34


Item 28.  Indemnification

Sections 721 and 722 of the New York Business Corporation Law, in brief, allow a corporation to indemnify any person made or threatened to be made a party to an action or proceeding other than one by or in the right of the corporation to procure a judgment in its favor, whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, domestic or foreign, or any partnership, joint venture, trust, employee benefit plan or other enterprise, which any director or officer of the corporation served in any capacity at the request of the corporation, by reason of the fact that he, his testator or intestate, was a director or officer of the corporation, or served such other corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorney's fees actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such director or officer acted, in good faith, for a purpose which he reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the corporation and, in criminal actions or proceedings, in addition, had no reasonable cause to believe that his conduct was unlawful. Where any person is made, or threatened to be made, a party to an action by or in the right of the corporation to procure a judgment in its favor, indemnification shall not be made in respect of (1) a threatened action, or a pending action which is settled or otherwise disposed of, or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the corporation, unless and only to the extent that the court on which the action was brought, or, if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such portion of the settlement amount and expenses as the court deems proper. A corporation has the power to give any further indemnification and advancement of expenses to any person who is or was a director, officer, or other corporate personnel, whether such right is contained in the certificate of incorporation or the by-laws or, when authorized by such certificate of incorporation or by-laws,
(i) a resolution of shareholders, (ii) a resolution of directors, or (iii) an agreement providing for such indemnification, provided that no indemnification may be made to or on behalf of any director or officer if a judgment or other final adjudication adverse to the director or officer establishes that his acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that he personally gained in fact a financial profit or other advantage to which he was not legally entitled.

In accordance with New York law, Security Equity's Board of Directors adopted the following by-law:

                                  ARTICLE VII

                   INDEMNIFICATION OF DIRECTORS AND OFFICERS

Section VII.1. Indemnification of Directors and Officers. The Corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he or she, his or her testator, testatrix or intestate, is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him or her in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation, except that no indemnification under this Section shall be made in respect of (1) a threatened action, or a pending action which is settled or is otherwise disposed of, or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation, unless and only to the extent that the court in which the action was brought, or, if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such portion of the settlement amount and expenses as the court deems proper.

The Corporation may indemnify any person made, or threatened to be made, a party to an action or proceeding (other than one by or in the right of the Corporation to procure a judgment in its favor), whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, domestic or foreign, or any partnership, joint venture, trust, employee benefit plan or other enterprise, which any director or officer of the Corporation served in any capacity at the request of the Corporation, by reason of the fact that he or she, his or her testator, testatrix or intestate, was a director or officer of the Corporation, or served such other corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation and, in criminal actions or proceedings, in addition, had no reasonable cause to believe that his or her conduct was unlawful.

The termination of any such civil or criminal action or proceeding by judgment, settlement, conviction or upon a plea of nolo contendere, or its equivalent, shall not in itself create a presumption that any such director or officer did not act, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interest of the Corporation or that he or she had reasonable cause to believe that his or her conduct was unlawful.

A person who has been successful, on the merits or otherwise, in the defense of a civil or criminal action or proceeding of the character described in the first two paragraphs of this Article VII, shall be entitled to indemnification as authorized in such paragraphs. Except as provided in the preceding sentence and unless ordered by a court, any indemnification under such paragraphs shall be made by the Corporation, only if authorized in the specific case:

     (1) By the Board of Directors acting by a quorum consisting of directors who are not parties to such action or proceeding upon a finding that the director, officer or employee has met the standard of conduct set forth in the first two paragraphs of this Article VII, as the case may be or

     (2) If such a quorum is not obtainable with due diligence or, even if obtainable, a quorum of disinterested directors so directs,

         (a) By the Board of Directors upon the opinion in writing of independent legal counsel that indemnification is proper in the circumstances because the applicable standard of conduct set forth in the first two paragraphs of this Article VII has been met by such director, officer of employee, or

         (b) By the shareholders upon a finding that the director, officer or employee has met the applicable standard of conduct set forth in such paragraphs.

Expenses, including attorneys' fees, incurred in defending a civil or criminal action or a proceeding may be paid by the Corporation in advance of the final disposition of such action or proceeding, if authorized in accordance with the preceding paragraph, subject to repayment to the Corporation in case the person receiving such advancement is ultimately found, under the procedure set forth in this Article VII, not to be entitled to indemnification or, where indemnification is granted, to the extent the expenses so advanced by the Corporation exceed the indemnification to which he or she is entitled.

Nothing herein shall affect the right of any person to be awarded indemnification or, during the pendency of litigation, an allowance of expenses, including attorneys' fees, by a court in accordance with law.

If any expenses or other amounts are paid by way of indemnification, otherwise than by court order or action by the shareholders, the Corporation shall, not later than the next annual meeting of shareholders unless such meeting is held within three months from the date of such payment, and in any event, within fifteen months from the date of such payment, mail to its shareholders of record at the time entitled to vote for the election of directors a statement specifying the persons paid, the amounts paid, and the nature and status at the time of such payment of the litigation or threatened litigation.

The Corporation shall have the power, in furtherance of the provisions of this
Article VII, to apply for, purchase and maintain insurance of the type and in such amounts as is or may hereafter be permitted by Section 726 of the Business Corporation Law.

No payment of indemnification, advancement or allowance under Sections 721 to 726, inclusive, of the Business Corporation Law shall be made unless a notice has been filed with the Superintendent of Insurance of the State of New York, not less than thirty days prior to such payment, specifying the persons to be paid, the amounts to be paid, the manner in which such payment is authorized and the nature and status, at the time of such notice, of the litigation or threatened litigation.

Item 29. Principal Underwriters

     (a) GT Global, Inc. serves as the principal underwriter and distributor for the variable annuity contracts using Separate Account 26 and Separate Account 27 of Security Equity and funded by GT Variable Investment Funds.

     (b) Directors and Officers

NAME AND PRINCIPAL                      POSITIONS AND OFFICES
BUSINESS ADDRESS*                         WITH UNDERWRITER
William J. Guilfoyle                   President and Chairman of the Board

Raymond R. Cunningham                  Senior Vice President - Director of Sales
and Director

Helge K. Lee                           Secretary and Chief Legal and Compliance
Officer

Richard W. Healey                      Senior Vice President - Director of
Marketing and Director

Stephen A. Maginn                      Senior Vice President - Regional Sales
519 S. Juanita                         Manager
Redondo Beach, CA 90277

Donna B. Abrahamson                    Vice President - Account Management

Hallie L. Baron                        Vice President - Public Relations &
Shareholder Communications

Jon Burke                              Vice President
31 Darlene Drive
Southboro, MA  01772

Gary M. Castro                         Assistant Treasurer & Controller

Kenneth W. Chancey                     Senior Vice President - Fund Accounting

Anthony DiBacco                        Vice President
30585 Via Lindosa
Laguna Niguel, CA  92677

Name and Principal Business                   Positions and Offices
   Address*                                      with Underwriter
Philip B. Christopher                  Vice President
3621 59th Avenue, SW
Seattle, WA  98116

Stephen Duffy                          Vice President
1120 Gables Drive
Atlanta, GA  30319

Philip D. Edelstein                    Senior Vice President - Regional Sales
9 Huntly Circle                        Manager
Palm Beach Gardens, FL  33418

Glen R. Farinacci                      Vice President
86 University Place
Staten Island, NY  10301

Ned E. Hammond                         Vice President
5901 McFarland Ct.
Plano, TX  75093-4317

David P. Hess                          Assistant Secretary and Director of
                                       Mutual Fund Compliance

Richard Kashnowski                     Vice President
1368 S. Ridge Drive
Mandeville, LA  70448

Allen M. Kuhn                          Vice President
19655 Red Maple Lane
Jupiter, FL  33458

Earle A. Malm II                       Chief Operating Officer

Christine C. Mangan                    Vice President - Dealer Marketing

Steven C. Manns                        Vice President
1941 West Wolfram
Chicago, IL  60657

Wayne F. Meyer                         Vice President
2617 Sun Meadow Drive
Chesterfield, MO  63005

Christine M. Pallatto                  Senior Vice President - Director of Human
                                       Resources

Name and Principal Business                   Positions and Offices
Address*                                         with Underwriter
Dean Phillips                          Vice President
3406 Bishop Park Drive, #428
Winter Park, FL  32792

Dennis W. Reichert                     Assistant Treasurer and Budget Director

Pamela Ruddock                         Vice President - Fund Administration

Philip Schertz                         Vice President
25 Ivy Place
Wayne, NJ  07470

Michael A. Silver                      Assistant Secretary and Assistant General
Counsel

Peter Sykes                            Vice President
1655 E. Sherman Avenue
Salt Lake City, UT 84105

Margo A. Tammen                        Vice President - Finance & Administration

Lance Vetter                           Vice President
10915 La Sallnas Circle
Boca Raton, FL  33428

Tommy D. Wells                         Vice President
25 Crane Drive
Sam Anselmo, CA  94960

Todd H. Westby                         Vice President
3405 Goshen Road
Newtown Square, PA  19073

Claus te Wildt                         Vice President - Director of Strategy and
Business Planning

Peter J. Wolfert                       Senior Vice President - Information
                                       Technology

Paul Woznlak                           Vice President - Fund Accounting

Eric T. Zeigler                        Vice President
437-30th St.
Manhattan Beach, CA  90266





* Unless otherwise indicated, the business address of each person listed is 50 California Street, San Francisco, California 94111.

     (c) Principal Underwriter


                    1997 Brokerage          1997 Compensation
                     Commission

GT Global            $37,607.52                 $37,607.52

Item 30.  Location of Accounts and Records


All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by Security Equity at its administrative offices, 84 Business Park Drive, Suite 303, Armonk, New York 10504, or by its service provider, General American Life Insurance Company or its wholly-owned, second tier subsidiary, Genelco Incorporated, located at 9735 Landmark Parkway Drive, St. Louis, Missouri 631278-1690.


Item 31.  Management Services

All management contracts are discussed in Part A or Part B.

Item 32.  Undertakings

(a) The Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Purchase Payments under the Contracts may be accepted.

(b) The Registrant undertakes to include, as part of the application to purchase a Contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information.

(c) The Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Security Equity at the address or phone number listed in the prospectus.

(d) The Registrant represents that it is relying upon a "no-action" letter (No. IP-6-88) issued to the American Council of Life Insurance concerning the conflict between the redeemability requirements of sections 22(e), 27(c)(l), and 27(d) of the Investment Company Act of 1940 and the limits on the redeemability of variable annuities imposed by section 403(b)(ll) of the Internal Revenue Code. Registrant has included disclosure concerning the 403(b)(ll) restrictions in its prospectus and sales literature, and established a procedure whereby each plan participant will sign a statement acknowledging these restrictions before the contract is issued. Sales representatives have been instructed to bring the restrictions to the attention of potential plan participants.


(e) Security Equity hereby represents that the fees and charges deducted under the Contracts are, in the aggregate, reasonable in relationship to the services rendered, the expenses expected, and the risks incurred by Security Equity.

                                  SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Armonk, State of New York, on the 29th day of April, 1998.


                                             SECURITY EQUITY SEPARATE
                                             ACCOUNT 26 (REGISTRANT)


[SEAL] By: SECURITY EQUITY LIFE INSURANCE COMPANY (for Registrant and as Depositor)




Attest:                                    By:
       -------------------------------        -------------------------------
         Matthew P. McCauley                    William C. Thater
         Secretary                              President
         Security Equity Life                   Security Equity Life
         Insurance Company                      Insurance Company

As required by the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons in their capacities with Security Equity Life Insurance Company and on the dates indicated.


SIGNATURE                                    TITLE                    DATE
                                                                   4/29/98
----------------------------
William C. Thater                       President
                                        (Principal Executive
                                        Officer)

                                                                   4/29/98
----------------------------
Richard A. Leifels                      Second Vice President
                                        and Controller

*
----------------------------
Willard N. Archie                       Director

*
----------------------------
Carson E. Beadle                        Director

*
----------------------------
James R. Elsesser                       Director

*
----------------------------
Stanley Goldstein                       Director

*
----------------------------
David D. Holbrook                       Director

*
----------------------------
Richard A. Liddy                        Director

*
----------------------------
Leonard M. Rubenstein                   Director

                                                                   4/29/98
----------------------------
William C. Thater                       Director

SIGNATURE                                    TITLE                    DATE
*
----------------------------
H. Edwin Trusheim                       Director

*
----------------------------
Virginia V. Weldon                      Director

*
----------------------------
Ted C. Wetterau                         Director

*
----------------------------
Bernard H Wolzenski                     Director

*
----------------------------
A. Greig Woodring                       Director

By                                                                 4/29/98
  --------------------------
    William C. Thater



* Original powers of attorney authorizing William C. Thater to sign the Registration Statement and amendments thereto on behalf of the Directors of Security Equity Life Insurance Company are on file with the SEC.

                                 Exhibit Index




                    10     Consent of Independent Accountants